UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number       811-22865

Forethought Variable Insurance Trust

(Exact name of registrant as specified in charter)

10 West Market Street, Suite 2300

Indianapolis, Indiana 46204

(Address of principal executive offices) (Zip code)

The Corporation Trust Company

1209 Orange Street Wilmington, DE 19801

(Name and address of agent for service)

Registrant's telephone number, including area code: 877-355-1820

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-1090. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

(a)	Include a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1).

TABLE OF CONTENTS

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Global Atlantic Moderate Managed Risk Portfolio

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Annual Shareholder Report

December 31, 2025

Global Atlantic American Funds® Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic American Funds® Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.87%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by Wilshire Advisors LLC (“Wilshire”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 10.78% for the year ended December 31, 2025, compared to a 11.34% gain for the S&P Global Managed Risk LargeMidCap Index – Moderate Conservative.

Top Contributors to Performance:

  American Funds Insurance Series® Growth Fund, due to strong stock selection within the information technology sector

  American Funds Insurance Series® Washington Mutual Investors Fund, due to strong stock selection within consumer staples, industrials and information technology, which was partially offset by poor security selection within financial services

  American Funds International Growth and Income Fund, due to stock selection within financial services

Top Detractors from Performance:

  American Funds Insurance Series® Global Small Capitalization Fund, due to poor security selection within the U.S.

5172838

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic American Funds® Managed Risk Portfolio ($19,278)	S&P Global Managed Risk LargeMidCap Index - Moderate Conservative ($19,148)	MSCI World Index ($31,532)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,572	$10,350	$10,751
12/31/17	$12,069	$11,981	$13,159
12/31/18	$11,495	$11,344	$12,013
12/31/19	$13,417	$13,403	$15,337
12/31/20	$14,824	$14,356	$17,776
12/31/21	$16,473	$15,847	$21,654
12/31/22	$13,848	$13,570	$17,726
12/31/23	$15,685	$15,532	$21,942
12/31/24	$17,402	$17,198	$26,039
12/31/25	$19,278	$19,148	$31,532

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	10.78%	5.39%	6.78%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	11.34%	5.93%	6.71%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$138,340,711
Total advisory fees paid	$666,222
Total number of portfolio holdings	11
Period portfolio turnover rate	23%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	53.8%
Variable Insurance Trusts - Debt Funds	33.5%
Mutual Funds	8.5%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.2)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Balanced Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic Balanced Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$95	0.91%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by BlackRock Investment Management, LLC (“BlackRock”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 8.46% for the year ended December 31, 2025, compared to a 10.52% gain for the S&P Global Managed Risk LargeMidCap Index – Conservative.

Top Contributors to Performance:

  Equity exposure, specifically a preference for U.S. over developed international equities, and an overweight to emerging markets

  Within U.S. equities, a tilt towards mega capitalization, growth, and technology stocks

  In international markets, an overweight to developed market value and broad emerging markets equities

  Within fixed income, exposure to emerging market and intermediate term investment-grade credit

Top Detractors from Performance:

  U.S. small and mid-capitalization equities

  U.S. equities that exhibited a higher quality factor

5172862

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Balanced Managed Risk Portfolio ($16,391)	S&P Global Managed Risk LargeMidCap Index - Conservative ($17,817)	MSCI World Index ($31,532)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,355	$10,381	$10,751
12/31/17	$11,577	$11,793	$13,159
12/31/18	$10,921	$11,270	$12,013
12/31/19	$12,488	$13,135	$15,337
12/31/20	$13,584	$14,045	$17,776
12/31/21	$14,805	$15,219	$21,654
12/31/22	$12,574	$13,127	$17,726
12/31/23	$13,933	$14,767	$21,942
12/31/24	$15,112	$16,122	$26,039
12/31/25	$16,391	$17,817	$31,532

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	8.46%	3.83%	5.07%
S&P Global Managed Risk LargeMidCap Index - Conservative	10.52%	4.87%	5.95%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$64,821,861
Total advisory fees paid	$346,673
Total number of portfolio holdings	27
Period portfolio turnover rate	33%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	51.3%
Exchange Traded Funds - Debt Funds	44.6%
Short-Term Investments	4.1%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic BlackRock Selects Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic BlackRock Selects Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$98	0.94%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by BlackRock Investment Management, LLC (“BlackRock”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 9.13% for the year ended December 31, 2025, compared to a 11.34% gain for the S&P Global Managed Risk LargeMidCap Index – Moderate Conservative.

Top Contributors to Performance:

  Exposure to commodities, particularly gold

  Rate derivatives to manage yield curve positioning, notably within the U.S.

  Within equities, an underweight allocation to consumer staples

Top Detractors from Performance:

  Within equities, an overweight allocation to, and security selection within, the consumer discretionary, financial services and information technology sectors

  Within fixed income, investment-grade corporate bonds

5172886

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic BlackRock Selects Managed Risk Portfolio ($16,581)	S&P Global Managed Risk LargeMidCap Index - Moderate Conservative ($19,148)	MSCI ACWI Index ($30,302)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,002	$10,350	$10,786
12/31/17	$11,256	$11,981	$13,372
12/31/18	$10,380	$11,344	$12,113
12/31/19	$11,960	$13,403	$15,335
12/31/20	$13,254	$14,356	$17,828
12/31/21	$14,634	$15,847	$21,133
12/31/22	$12,369	$13,570	$17,252
12/31/23	$13,777	$15,532	$21,082
12/31/24	$15,194	$17,198	$24,769
12/31/25	$16,581	$19,148	$30,302

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	9.13%	4.58%	5.19%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	11.34%	5.93%	6.71%
MSCI ACWI Index	22.34%	11.19%	11.72%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to May 1, 2019, the Capital Appreciation and Income Component of the Portfolio was managed pursuant to a different investment strategy by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser and the prior investment strategy.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$132,318,881
Total advisory fees paid	$745,253
Total number of portfolio holdings	26
Period portfolio turnover rate	84%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	46.3%
Exchange Traded Funds - Debt Funds	27.6%
Variable Insurance Trusts - Asset Allocation Fund	20.3%
Short-Term Investments	5.9%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly, Global Atlantic Franklin Dividend and Income Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355-1820.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$119	1.19%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is managed by Franklin Advisers, Inc. (“Franklin Advisers”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 5.63% for the year ended December 31, 2025, compared to a 7.47% gain for the S&P 500 Managed Risk Index – Moderate.

Top Contributors to Performance:

  Equity security selection within the healthcare, communication services, and industrials sectors

  Exposure to Broadcom Inc., RTX Corporation, and nVent Electric plc

  Fixed Income exposure to investment-grade and high yield corporate bonds and collateralized loan obligations ("CLOs")

  Overweight fixed income allocations to mortgage-backed securities ("MBS"), Agency collateralized mortgage obligations ("CMOs"), commercial MBS ("CMBS"), and non-agency residential MBS

Top Detractors from Performance:

  Equity security selection within information technology, communication services, and healthcare sectors

  Zero exposure to Alphabet Inc., NVIDIA Corporation, Micron Technology, Inc., and Palantir Technologies Inc., none of which meet portfolio’s dividend screen for investment

  Exposure to UnitedHealthcare Group and Accenture plc

  Fixed income security selection in high yield corporate bonds, CLOs, MBS, and CMBS

  Duration and yield curve positioning

5172896

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio ($19,168)	S&P 500 Managed Risk Index - Moderate ($23,207)	S&P 500® Index ($39,827)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,949	$10,727	$11,196
12/31/17	$12,619	$12,446	$13,640
12/31/18	$11,885	$12,181	$13,042
12/31/19	$14,309	$14,537	$17,149
12/31/20	$15,383	$15,531	$20,304
12/31/21	$17,977	$18,282	$26,132
12/31/22	$15,761	$15,881	$21,399
12/31/23	$16,985	$18,550	$27,025
12/31/24	$18,147	$21,595	$33,786
12/31/25	$19,168	$23,207	$39,827

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	5.63%	4.50%	6.72%
S&P 500 Managed Risk Index - Moderate	7.47%	8.36%	8.78%
S&P 500® Index	17.88%	14.42%	14.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to July 5, 2017, the fixed-income sleeve of the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. The sub-adviser to the equity sleeve of the Capital Appreciation and Income Component of the Portfolio changed effective March 1, 2018 due to an organizational restructuring whereby all of the investment personnel responsible for the management of the equity sleeve transitioned from Franklin Advisory Services, LLC to Franklin Advisers.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$154,646,754
Total advisory fees paid	$1,263,238
Total number of portfolio holdings	378
Period portfolio turnover rate	20%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	70.8%
Corporate Bonds and Notes	11.3%
Agency Mortgage Backed Securities	8.2%
Short-Term Investments	6.3%
Asset Backed and Commercial Backed Securities	4.6%
U.S. Treasury Securities and Agency Bonds	2.7%
Other Investments	1.1%
Other Assets Less Liabilities - Net	(5.0)%
Total	100.0%

MATERIAL CHANGES TO THE FUND DURING THE PERIOD

Effective May 1, 2025, the Fund changed its name from the Global Atlantic Franklin Dividend and Income Managed Risk Portfolio to the Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus dated May 1, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2026 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1 (877) 355-1820.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Moderate Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic Moderate Managed Risk Portfolio (formerly, Global Atlantic Moderate Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355-1820.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$95	0.91%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by BlackRock Investment Management, LLC (“BlackRock”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 9.24% for the year ended December 31, 2025, compared to a 11.34% gain for the S&P Global Managed Risk LargeMidCap Index – Moderate Conservative.

Top Contributors to Performance:

  Equity exposure, specifically a preference for U.S. over developed international equities, and an overweight to emerging markets

  Within U.S. equities, a tilt towards mega capitalization, growth, and technology stocks

  In international markets, an overweight to developed market value and broad emerging markets equities

  Within fixed income, exposure to emerging markets and intermediate term investment-grade credit

Top Detractors from Performance:

  U.S. small and mid-capitalization, as well as infrastructure focused equities

5172922

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Moderate Managed Risk Portfolio ($17,997)	S&P Global Managed Risk LargeMidCap Index - Moderate Conservative ($19,148)	MSCI World Index ($31,532)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,405	$10,350	$10,751
12/31/17	$11,911	$11,981	$13,159
12/31/18	$11,136	$11,344	$12,013
12/31/19	$12,911	$13,403	$15,337
12/31/20	$13,955	$14,356	$17,776
12/31/21	$15,617	$15,847	$21,654
12/31/22	$13,215	$13,570	$17,726
12/31/23	$14,910	$15,532	$21,942
12/31/24	$16,475	$17,198	$26,039
12/31/25	$17,997	$19,148	$31,532

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	9.24%	5.22%	6.05%
S&P Global Managed Risk LargeMidCap Index - Moderate Conservative	11.34%	5.93%	6.71%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$81,558,988
Total advisory fees paid	$432,027
Total number of portfolio holdings	27
Period portfolio turnover rate	31%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	66.0%
Exchange Traded Funds - Debt Funds	29.7%
Short-Term Investments	4.4%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

MATERIAL CHANGES TO THE FUND DURING THE PERIOD

Effective May 1, 2025, the Fund changed its name from the Global Atlantic Moderate Growth Managed Risk Portfolio to the Global Atlantic Moderate Managed Risk Portfolio.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus dated May 1, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2026 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1 (877) 355-1820.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Moderately Aggressive Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly, Global Atlantic Growth Managed Risk Portfolio) (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355-1820.

This report describes changes to the Fund that occurred during the reporting period.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$92	0.88%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by BlackRock Investment Management, LLC (“BlackRock”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 10.20% for the year ended December 31, 2025, compared to a 12.57% gain for the S&P Global Managed Risk LargeMidCap Index – Moderate Aggressive.

Top Contributors to Performance:

  Equity exposure, specifically a preference for U.S. over developed international equities, and an overweight to emerging markets

  Within U.S. equities, a tilt towards mega capitalization, growth, and technology stocks

  In international markets, an overweight to developed market value and broad emerging markets equities

  Within fixed income, exposure to emerging markets and intermediate term investment-grade credit

Top Detractors from Performance:

  U.S. small and mid-capitalization, as well as infrastructure focused equities

5172910

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Moderately Aggressive Managed Risk Portfolio ($19,318)	S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive ($21,820)	S&P 500® Index ($39,827)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,223	$10,289	$11,196
12/31/17	$12,023	$12,367	$13,640
12/31/18	$11,142	$11,495	$13,042
12/31/19	$13,048	$13,944	$17,149
12/31/20	$13,961	$14,940	$20,304
12/31/21	$16,013	$17,104	$26,132
12/31/22	$13,681	$14,467	$21,399
12/31/23	$15,574	$17,055	$27,025
12/31/24	$17,529	$19,383	$33,786
12/31/25	$19,318	$21,820	$39,827

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	10.20%	6.71%	6.81%
S&P Global Managed Risk LargeMidCap Index - Moderate Aggressive	12.57%	7.87%	8.11%
S&P 500® Index	17.88%	14.42%	14.82%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions. From October 1, 2016 to May 1, 2021, BlackRock Financial Management, Inc. served as a sub-adviser to the Capital Appreciation and Income Component of the Portfolio. In addition, effective May 1, 2021 the sub-adviser to the Capital Appreciation and Income Component of the Portfolio changed from BlackRock Financial Management, Inc. to BlackRock Investment Management, LLC. No changes were made to the Portfolio’s principal investment strategies or to the portfolio management team as a result of the change in sub-adviser.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$248,076,279
Total advisory fees paid	$1,230,825
Total number of portfolio holdings	26
Period portfolio turnover rate	32%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Exchange Traded Funds - Equity Funds	82.3%
Exchange Traded Funds - Debt Funds	13.7%
Short-Term Investments	4.1%
Other Assets Less Liabilities - Net	(0.1)%
Total	100.0%

MATERIAL CHANGES TO THE FUND DURING THE PERIOD

Effective May 1, 2025, the Fund changed its name from the Global Atlantic Growth Managed Risk Portfolio to the Global Atlantic Moderately Aggressive Managed Risk Portfolio.

This is a summary of certain changes to the Fund since January 1, 2025. For more complete information, you may review the Fund's current prospectus dated May 1, 2025, as may be amended, supplemented or restated, and the Fund’s next prospectus, which we expect to be available by May 1, 2026 at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ or upon request by calling 1 (877) 355-1820.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Select Advisor Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic Select Advisor Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$67	0.64%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by Wilshire Advisors LLC (“Wilshire”), while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 8.75% for the year ended December 31, 2025, compared to a 11.89% gain for the S&P Global Managed Risk LargeMidCap Index – Moderate.

Top Contributors to Performance:

  Putnam VT Large Cap Value Fund, due primarily to stock selection within the financial services, utilities, consumer staples and consumer discretionary sectors

  MFS VIT II International Intrinsic Value Portfolio, due to exposure to consumer discretionary and an overweight allocation to the financial sector, as well as stock selection within financials and healthcare sectors

Top Detractors from Performance:

  MFS Growth Series, due primarily to stock selection within the information technology sector, as well as the consumer discretionary, financials and healthcare sectors

  Putnam VT Large Cap Growth Fund, largely due to poor stock selection within the information technology sector

  MFS VIT II Research International Portfolio, due to stock selection across the materials, financials, healthcare, and industrials sectors

5172935

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Select Advisor Managed Risk Portfolio ($19,041)	S&P Global Managed Risk LargeMidCap Index - Moderate ($20,451)	MSCI World Index ($31,532)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,510	$10,314	$10,751
12/31/17	$12,084	$12,165	$13,159
12/31/18	$11,358	$11,417	$12,013
12/31/19	$13,626	$13,664	$15,337
12/31/20	$14,527	$14,634	$17,776
12/31/21	$16,460	$16,452	$21,654
12/31/22	$13,837	$14,021	$17,726
12/31/23	$15,611	$16,294	$21,942
12/31/24	$17,510	$18,277	$26,039
12/31/25	$19,041	$20,451	$31,532

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	8.75%	5.56%	6.65%
S&P Global Managed Risk LargeMidCap Index - Moderate	11.89%	6.92%	7.42%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Prior to October 1, 2016, the Capital Appreciation and Income Component of the Portfolio was managed by the Adviser without the use of a sub-adviser. The performance prior to that date is attributable to the Adviser’s asset allocation decisions.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$62,882,358
Total advisory fees paid	$155,246
Total number of portfolio holdings	16
Period portfolio turnover rate	37%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Variable Insurance Trusts - Equity Funds	61.2%
Variable Insurance Trusts - Debt Funds	17.2%
Exchange Traded Funds - Equity Funds	10.4%
Exchange Traded Funds - Debt Funds	6.6%
Short-Term Investments	4.6%
Other Assets Less Liabilities - Net	(0.0)%Footnote Reference†
Total	100.0%
Footnote	Description
Footnote†	Represents less than 0.05%.

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

Annual Shareholder Report

December 31, 2025

Global Atlantic Wellington Research Managed Risk Portfolio - Class II

This annual shareholder report contains important information about Global Atlantic Wellington Research Managed Risk Portfolio (the "Fund" or "Portfolio") for the period of January 1, 2025 to December 31, 2025. You can find additional information about the Fund at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/. You can also request this information by contacting us at 1 (877) 355‑1820.

WHAT WERE THE FUND COSTS FOR THE PERIOD?

Share Class	Costs of a $10,000 investment	Costs paid as a % of a $10,000 investment
Class II	$124	1.19%

MANAGEMENT'S DISCUSSION OF FUND PERFORMANCE

The capital appreciation and income component is sub-advised by Wellington Management Company LLP (“Wellington Management”) while the managed risk component is sub-advised by Milliman Financial Risk Management LLC (“Milliman”).

The Portfolio posted a return of 8.38% for the year ended December 31, 2025, compared to a 7.41% gain for the S&P 500 Managed Risk Index – Moderate Conservative.

Top Contributors to Performance:

  Equity security selection within the healthcare, communication services, and industrials sectors

  An overweight equity position in Uber Technologies, Inc.

  Fixed income security selection within investment-grade credit, specifically within the industrials and financial services sectors, and agency mortgage-backed securities (“AMBS”)

  Overweight fixed income position in asset-backed securities and non-agency residential mortgage-backed securities

Top Detractors from Performance:

  Equity security selection within the financial services, consumer discretionary, and materials sectors

  An overweight position in Ares Management

  Duration and yield curve positioning

  Underweight positions in investment grade industrials and utilities sectors

  An underweight pass-throughs within AMBS

5172945

GROWTH OF AN ASSUMED $10,000 INVESTMENT

	Global Atlantic Wellington Research Managed Risk Portfolio ($19,464)	S&P 500 Managed Risk Index - Moderate Conservative ($21,474)	MSCI World Index ($31,532)
12/31/15	$10,000	$10,000	$10,000
12/31/16	$10,468	$10,706	$10,751
12/31/17	$11,932	$12,219	$13,159
12/31/18	$11,328	$11,990	$12,013
12/31/19	$13,516	$14,171	$15,337
12/31/20	$15,024	$15,173	$17,776
12/31/21	$16,883	$17,451	$21,654
12/31/22	$13,991	$15,193	$17,726
12/31/23	$15,987	$17,487	$21,942
12/31/24	$17,958	$19,992	$26,039
12/31/25	$19,464	$21,474	$31,532

AVERAGE ANNUAL TOTAL RETURN
	1 Year	5 Years	10 Years
Class II	8.38%	5.32%	6.89%
S&P 500 Managed Risk Index - Moderate Conservative	7.41%	7.19%	7.94%
MSCI World Index	21.09%	12.15%	12.17%

The performance data quoted is historical. Past performance is no guarantee of future results. Current performance may be higher or lower than the performance data quoted. The principal value and investment return of an investment will fluctuate so that your shares, when redeemed, may be worth more or less than their original cost. Total returns would have been lower absent fee waivers by the Portfolio's investment adviser, Global Atlantic Investment Advisors, LLC. Performance figures for periods greater than one year are annualized. The returns shown do not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account.

KEY FUND STATISTICS

The following table outlines key Fund statistics that you should pay attention to.

Fund net assets	$273,617,219
Total advisory fees paid	$2,213,901
Total number of portfolio holdings	574
Period portfolio turnover rate	99%

ASSET CLASS ALLOCATION

The table below shows the investment makeup of the Fund.

Asset Class	% of Net Assets
Common Stocks	62.9%
U.S. Treasury Securities and Agency Bonds	15.1%
Agency Mortgage Backed Securities	8.5%
Corporate Bonds and Notes	7.6%
Short-Term Investments	3.7%
Asset Backed and Commercial Backed Securities	2.4%
Other Investments	0.8%
Other Assets Less Liabilities - Net	(1.0)%
Total	100.0%

Availability of Additional Information

You can find additional information about the Fund, including its prospectus, financial information, Fund holdings and proxy voting information, at the website address or contact number included at the beginning of this shareholder report.

(b)	Not applicable.

Item 2. Code of Ethics.

(a)	As of the end of the period covered by this report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party.

(c)	Amendments: During the period covered by the report, there have not been any amendments to the provisions of the code of ethics.

(d)	Waivers: During the period covered by the report, the registrant has not granted any express or implicit waivers from the provisions of the code of ethics.

(e)	The Code of Ethics is not posted on the registrant’s website.

(f)	A copy of the Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The board of Trustees of the registrant has determined that the registrant has at least one “audit committee financial expert” as defined by Item 3 of Form N-CSR serving on its audit committee. Joseph E. Breslin is the “audit committee financial expert” and is “independent” (as each term is defined in Item 3 of Form N-CSR).

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)	The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are:

2024	2025
$310,000	$317,000

Audit-Related Fees

(b)	The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant's financial statements and are not reported under paragraph (a) of this Item are:

2024	2025
$0	$0

Tax Fees

(c)	The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are:

2024	2025
$64,000	$64,000

Preparation of Federal & State income tax returns, assistance with calculation of required income and capital gain distributions.

All Other Fees

(d)	The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are:

2024	2025
$0	$0

Audit Committee’s Pre-Approval Policies

(e)(1)	The registrant’s Audit Committee is required to pre-approve all audit services and, when appropriate, any non-audit services (including audit-related, tax and all other services) to the registrant. The registrant’s Audit Committee also is required to pre-approve, when appropriate, any non-audit services (including audit-related, tax and all other services) to its adviser, or any entity controlling, controlled by or under common control with the adviser that provides ongoing services to the registrant, to the extent that the services may be determined to have an impact on the operations or financial reporting of the registrant. Services are reviewed on an engagement by engagement basis by the Audit Committee.

Percentages of Services Approved by the Audit Committee

(e)(2)	The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

All services described in paragraphs (b) through (d) of Item 4 were pre-approved by the Audit Committee.

(f)	During the audit of registrant's financial statements for the most recent fiscal year, less than 50 percent of the hours expended on the principal accountant's engagement were attributed to work performed by persons other than the principal accountant's full-time, permanent employees.

(g)	The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years were $64,000 for the fiscal year 2024 and $64,000 for the fiscal year 2025.

(h)	The audit committee considered the non-audit services rendered to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the investment adviser, and believes the services are compatible with the principal accountant’s independence.

(i)	The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the Financial Statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file its most recent annual or semi-annual financial statements required, and for the periods specified, by Regulation S-X.

Annual Financial Statements and Other Information

December 31, 2025

Global Atlantic Portfolios

Global Atlantic American Funds® Managed Risk Portfolio

Global Atlantic Balanced Managed Risk Portfolio

Global Atlantic BlackRock Selects Managed Risk Portfolio

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Global Atlantic Moderate Managed Risk Portfolio

(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Global Atlantic Moderately Aggressive Managed Risk Portfolio

(formerly Global Atlantic Growth Managed Risk Portfolio)

Global Atlantic Select Advisor Managed Risk Portfolio

Global Atlantic Wellington Research Managed Risk Portfolio

Class II shares

Each a separate series of the Forethought Variable Insurance Trust

Distributed by Global Atlantic Distributors, LLC
Member FINRA

Table of Contents

Financial Statements
		Page
•	Global Atlantic Portfolio of Investments
	Global Atlantic American Funds® Managed Risk Portfolio	2
	Global Atlantic Balanced Managed Risk Portfolio	3
	Global Atlantic BlackRock Selects Managed Risk Portfolio	4
	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)	5 – 14
	Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)	15
	Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)	16
	Global Atlantic Select Advisor Managed Risk Portfolio	17
	Global Atlantic Wellington Research Managed Risk Portfolio	18 – 27
•	Financial Statements:
	Statements of Assets and Liabilities	28 – 29
	Statements of Operations	30 – 31
	Statements of Changes in Net Assets	32 – 35
	Financial Highlights	36 – 43
•	Notes to Financial Statements	44 – 62
•	Report of Independent Registered Accounting Firm	63
•	Supplemental Information	64 – 65
•	Proxy Voting Policy	Back Cover
•	Portfolio Holdings	Back Cover

Global Atlantic American Funds® Managed Risk Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 87.3%
DEBT FUNDS - 33.5%
American Funds Insurance Series - American High-Income Trust, Class 1	427,119	$3,985,018
American Funds Insurance Series - The Bond Fund of America, Class 1	3,622,722	34,488,313
American Funds Insurance Series - U.S. Government Securities Fund, Class 1	801,001	7,929,905
TOTAL DEBT FUNDS		46,403,236
EQUITY FUNDS - 53.8%
American Funds Insurance Series - Capital World Growth and Income Fund, Class 1	722,133	13,316,141
American Funds Insurance Series - Global Small Capitalization Fund, Class 1	128,235	2,604,457
American Funds Insurance Series - Washington Mutual Investors Fund, Class 1	980,968	17,834,006
American Funds Insurance Series Growth Fund, Class 1	146,887	20,719,874
American Funds Insurance Series Growth-Income Fund, Class 1	294,501	19,946,571
TOTAL EQUITY FUNDS		74,421,049
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $92,968,909)		120,824,285
	Shares/ Principal	Fair Value
MUTUAL FUNDS - 8.5%
EQUITY FUNDS - 8.5%
American Funds International Growth and Income Fund (Cost - $9,597,297)	263,436	$11,759,784
SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (a)	5,999,718	5,999,718
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a)	39,504	39,504
TOTAL SHORT-TERM INVESTMENTS (Cost - $6,039,222)		6,039,222
TOTAL INVESTMENTS - 100.2% (Cost - $108,605,428)		$138,623,291
OTHER ASSETS LESS LIABILITIES - NET (0.2)%		(282,580)
TOTAL NET ASSETS - 100.0%		$138,340,711

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Balanced Managed Risk Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.9%
DEBT FUNDS - 44.6%
iShares 10+ Year Investment Grade Corporate Bond ETF	28,624	$1,444,081
iShares 10-20 Year Treasury Bond ETF	36,348	3,695,501
iShares 1-3 Year Treasury Bond ETF	25,382	2,102,137
iShares 1-5 Year Investment Grade Corporate Bond ETF	34,726	1,836,311
iShares 20+ Year Treasury Bond ETF	9,543	831,768
iShares 3-7 Year Treasury Bond ETF	18,441	2,200,933
iShares 5-10 Year Investment Grade Corporate Bond ETF	27,497	1,481,538
iShares 7-10 Year Treasury Bond ETF	6,229	598,981
iShares Core Total USD Bond Market ETF	107,666	5,010,776
iShares Core U.S. Aggregate Bond ETF	47,035	4,697,856
iShares J.P. Morgan USD Emerging Markets Bond ETF	12,926	1,244,515
iShares MBS ETF	39,498	3,761,000
TOTAL DEBT FUNDS		28,905,397
EQUITY FUNDS - 51.3%
iShares Core MSCI EAFE ETF	25,288	2,262,264
iShares Core MSCI Emerging Markets ETF	17,662	1,187,240
iShares Core S&P 500 ETF	20,560	14,082,366
iShares Core S&P Mid-Cap ETF	37,702	2,488,332
iShares Core S&P Small-Cap ETF	10,173	1,222,591
iShares MSCI EAFE Value ETF	15,813	1,129,206
iShares MSCI USA Momentum Factor ETF	2,892	723,897
	Shares/ Principal	Fair Value
EQUITY FUNDS - 51.3% (Continued)
iShares MSCI USA Quality Factor ETF	4,218	$837,779
iShares S&P 100 ETF	4,383	1,503,238
iShares S&P 500 Growth ETF	14,439	1,779,751
iShares S&P 500 Value ETF	10,059	2,133,212
iShares U.S. Equity Factor Rotation Active Capitalize ETF	32,528	1,978,028
iShares U.S. Technology ETF	9,675	1,931,904
TOTAL EQUITY FUNDS		33,259,808
TOTAL EXCHANGE TRADED FUNDS (Cost - $46,619,443)		62,165,205
SHORT-TERM INVESTMENTS - 4.1%
MONEY MARKET FUNDS - 4.1%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (a)	2,050,223	2,050,223
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a)	638,106	638,106
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,688,329)		2,688,329
TOTAL INVESTMENTS - 100.0% (Cost - $49,307,772)		$64,853,534
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(31,673)
TOTAL NET ASSETS - 100.0%		$64,821,861

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic BlackRock Selects Managed Risk Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 73.9%
DEBT FUNDS - 27.6%
iShares 20+ Year Treasury Bond ETF	14,447	$1,259,201
iShares 3-7 Year Treasury Bond ETF	26,798	3,198,341
iShares 7-10 Year Treasury Bond ETF	53,020	5,098,403
iShares iBoxx $ High Yield Corporate Bond ETF	31,871	2,569,759
iShares iBoxx $ Investment Grade Corporate Bond ETF	75,278	8,294,883
iShares J.P. Morgan USD Emerging Markets Bond ETF	33,365	3,212,382
iShares MBS ETF	121,462	11,565,612
iShares U.S. Treasury Bond ETF	55,490	1,277,657
TOTAL DEBT FUNDS		36,476,238
EQUITY FUNDS - 46.3%
iShares Core Dividend Growth ETF	36,763	2,552,088
iShares Core MSCI EAFE ETF	21,674	1,938,956
iShares Core S&P U.S. Growth ETF	99,512	16,712,045
iShares Core S&P U.S. Value ETF	24,982	2,561,654
iShares Global Financials ETF	33,075	3,995,129
iShares Global Healthcare ETF	38,958	3,794,509
iShares Global Tech ETF	61,943	6,504,015
iShares MSCI Eurozone ETF	61,378	3,934,330
iShares MSCI Global Min Vol Factor ETF	26,544	3,152,100
iShares MSCI Japan ETF	15,488	1,250,501
iShares MSCI USA Min Vol Factor ETF	13,474	1,268,712
iShares MSCI USA Momentum Factor ETF	15,500	3,879,805
	Shares/ Principal	Fair Value
EQUITY FUNDS - 46.3% (Continued)
iShares U.S. Consumer Discretionary ETF	37,709	$3,888,929
iShares U.S. Energy ETF	26,326	1,251,275
iShares U.S. Industrials ETF	30,943	4,584,824
TOTAL EQUITY FUNDS		61,268,872
TOTAL EXCHANGE TRADED FUNDS (Cost - $82,218,803)		97,745,110
VARIABLE INSURANCE TRUSTS - 20.3%
ASSET ALLOCATION FUND - 20.3%
BlackRock Global Allocation VI Fund, Class I (Cost - $22,550,871)*	1,526,226	26,922,633
SHORT-TERM INVESTMENTS - 5.9%
MONEY MARKET FUNDS - 5.9%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (a)	4,165,029	4,165,029
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a)	3,599,857	3,599,857
TOTAL SHORT-TERM INVESTMENTS (Cost - $7,764,886)		7,764,886
TOTAL INVESTMENTS - 100.1% (Cost - $112,534,560)		$132,432,629
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(113,748)
TOTAL NET ASSETS - 100.0%		$132,318,881

*  Non-income producing security.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 70.8%
AEROSPACE & DEFENSE - 2.5%
General Dynamics Corp.	4,464	$1,502,850
RTX Corp.	12,582	2,307,539
		3,810,389
BANKS - 2.4%
JPMorgan Chase & Co.	11,385	3,668,475
BEVERAGES - 0.9%
PepsiCo, Inc.	9,409	1,350,380
BIOTECHNOLOGY - 1.3%
AbbVie, Inc.	8,556	1,954,960
BUILDING PRODUCTS - 2.2%
Carlisle Cos., Inc.	3,673	1,174,846
Johnson Controls International PLC	18,619	2,229,625
		3,404,471
CAPITAL MARKETS - 6.3%
Ares Management Corp., Class A	10,867	1,756,433
Charles Schwab Corp. (The)	22,375	2,235,486
Morgan Stanley	16,231	2,881,489
Nasdaq, Inc.	26,082	2,533,345
S&P Global, Inc.	652	340,729
		9,747,482
CHEMICALS - 3.3%
Ecolab, Inc.	5,274	1,384,530
Linde PLC	6,830	2,912,244
Sherwin-Williams Co. (The)	2,571	833,081
		5,129,855
COMMERCIAL SERVICES & SUPPLIES - 1.0%
Cintas Corp.	8,196	1,541,422
COMMUNICATIONS EQUIPMENT - 0.5%
Motorola Solutions, Inc.	2,118	811,872
CONSUMER DISCRETIONARY SERVICES - 0.0%†
24 Hour Fitness Worldwide, Inc.*	4,301	30
Consumer Staples Distribution & Retail - 2.9%
Casey's General Stores, Inc.	2,005	1,108,184
Walmart, Inc.	29,866	3,327,371
		4,435,555
ELECTRIC UTILITIES - 0.8%
NextEra Energy, Inc.	14,620	1,173,694
ELECTRICAL EQUIPMENT - 1.1%
nVent Electric PLC	16,702	1,703,103
	Shares/ Principal	Fair Value
FINANCIAL SERVICES - 2.4%
Visa, Inc., Class A	10,635	$3,729,801
GROUND TRANSPORTATION - 0.4%
Old Dominion Freight Line, Inc.	3,575	560,560
HEALTH CARE EQUIPMENT & SUPPLIES - 4.0%
Abbott Laboratories	18,036	2,259,730
STERIS PLC	4,353	1,103,573
Stryker Corp.	7,929	2,786,806
		6,150,109
HEALTH CARE PROVIDERS & SERVICES - 0.5%
Humana, Inc.	3,183	815,262
HOTELS, RESTAURANTS & LEISURE - 1.4%
McDonald's Corp.	7,276	2,223,764
HOUSEHOLD DURABLES - 0.6%
DR Horton, Inc.	6,622	953,767
HOUSEHOLD PRODUCTS - 1.1%
Procter & Gamble Co. (The)	11,949	1,712,411
INDUSTRIAL CONGLOMERATES - 0.7%
Honeywell International, Inc.	5,628	1,097,966
INSURANCE - 0.9%
Erie Indemnity Co., Class A	1,759	504,217
Marsh & McLennan Cos., Inc.	4,838	897,546
		1,401,763
IT SERVICES - 0.9%
Accenture PLC, Class A	5,055	1,356,256
LIFE SCIENCES TOOLS & SERVICES - 1.8%
Danaher Corp.	8,420	1,927,506
West Pharmaceutical Services, Inc.	3,146	865,591
		2,793,097
MACHINERY - 1.1%
Parker-Hannifin Corp.	1,987	1,746,493
MULTI-UTILITIES - 0.5%
WEC Energy Group, Inc.	6,909	728,623
OIL, GAS & CONSUMABLE FUELS - 1.9%
Chevron Corp.	8,921	1,359,650
EOG Resources, Inc.	5,881	617,564
Exxon Mobil Corp.	8,645	1,040,339
		3,017,553
PHARMACEUTICALS - 3.5%
Eli Lilly & Co.	2,903	3,119,796
Johnson & Johnson	11,367	2,352,401
		5,472,197

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.0%
Analog Devices, Inc.	9,069	$2,459,513
Applied Materials, Inc.	5,497	1,412,674
Broadcom, Inc.	17,187	5,948,421
Texas Instruments, Inc.	14,825	2,571,989
		12,392,597
SOFTWARE - 9.3%
Intuit, Inc.	568	376,255
Microsoft Corp.	20,097	9,719,311
Oracle Corp.	14,842	2,892,854
Roper Technologies, Inc.	3,157	1,405,275
		14,393,695
SPECIALTY RETAIL - 2.8%
Lowe's Cos., Inc.	8,080	1,948,573
Ross Stores, Inc.	8,081	1,455,711
Tractor Supply Co.	17,834	891,878
		4,296,162
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 2.8%
Apple, Inc.	15,814	4,299,194
TRADING COMPANIES & DISTRIBUTORS - 1.0%
WW Grainger, Inc.	1,592	1,606,407
TOTAL COMMON STOCKS (Cost - $50,064,125		109,479,365
CORPORATE BONDS AND NOTES - 11.3%
ADVERTISING - 0.0%†
Clear Channel Outdoor Holdings, Inc., 7.88%, 4/1/30 (a)	$50,000	52,660
AEROSPACE & DEFENSE - 0.2%
Boeing Co. (The)
5.15%, 5/1/30	150,000	154,278
6.88%, 3/15/39	50,000	56,360
3.65%, 3/1/47	100,000	72,999
Howmet Aerospace, Inc., 4.85%, 10/15/31	50,000	51,348
TransDigm, Inc., 6.75%, 1/31/34 (a)	25,000	26,042
		361,027
AGRICULTURE - 0.2%
Bat Capital Corp., 4.39%, 8/15/37	28,000	25,848
BAT Capital Corp., 4.63%, 3/22/33	85,000	84,644
Philip Morris International, Inc., 5.38%, 2/15/33	200,000	209,486
		319,978
AIRLINES - 0.0%†
United Airlines Class B Pass-Through Trust, 4.88%, 1/15/26	11,456	11,456
APPAREL - 0.0%†
Tapestry, Inc., 5.50%, 3/11/35	35,000	35,851
	Shares/ Principal	Fair Value
AUTO MANUFACTURERS - 0.1%
General Motors Financial Co., Inc.
4.20%, 10/27/28	$15,000	$15,027
5.45%, 9/6/34	20,000	20,326
Hyundai Capital America
5.35%, 3/19/29 (a)	50,000	51,467
5.40%, 6/23/32 (a)	100,000	103,806
		190,626
BANKS - 2.4%
ABN AMRO Bank NV, 6.34%, (US 1 Year CMT T-Note + 1.65%), 9/18/27 (a),(b)	200,000	203,082
Banco Santander SA, 2.75%, 12/3/30	200,000	181,969
Bank of America Corp.
2.59%, (SOFR + 2.15%), 4/29/31 (b)	100,000	93,243
1.92%, (SOFR + 1.37%), 10/24/31 (b)	200,000	179,028
5.47%, (SOFR + 1.65%), 1/23/35 (b)	150,000	156,589
3.85%, (US 5 Year CMT T-Note + 2.00%), 3/8/37 (b)	28,000	26,404
Citigroup, Inc.
2.57%, (SOFR + 2.11%), 6/3/31 (b)	100,000	92,746
3.06%, (SOFR + 1.35%), 1/25/33 (b)	200,000	183,545
Danske Bank A/S, 5.71%, (US 1 Year CMT T-Note + 1.40%), 3/1/30 (a),(b)	200,000	207,943
Deutsche Bank AG, 5.37%, 9/9/27	150,000	153,591
Goldman Sachs Group, Inc. (The)
1.99%, (SOFR + 1.09%), 1/27/32 (b)	300,000	266,738
2.38%, (SOFR + 1.25%), 7/21/32 (b)	200,000	179,316
JPMorgan Chase & Co.
4.49%, (3 Month Term SOFR + 3.79%), 3/24/31 (b)	400,000	403,788
5.34%, (SOFR + 1.62%), 1/23/35 (b)	50,000	51,901
5.58%, (SOFR + 1.64%), 7/23/36 (b)	30,000	31,095
Mizuho Financial Group, Inc., 5.78%, (US 1 Year CMT T-Note + 1.65%), 7/6/29 (b)	200,000	208,068
Morgan Stanley
2.24%, (SOFR + 1.18%), 7/21/32 (b)	500,000	444,727
5.95%, (US 5 Year CMT T-Note + 2.43%), 1/19/38 (b)	10,000	10,538
Societe Generale SA, 1.79%, (US 1 Year CMT T-Note + 1.00%), 6/9/27 (a),(b)	200,000	197,842
Truist Financial Corp.
7.16%, (SOFR + 2.45%), 10/30/29 (b)	50,000	53,955
5.44%, (SOFR + 1.62%), 1/24/30 (b)	100,000	103,599
Wells Fargo & Co.
5.20%, (SOFR + 1.50%), 1/23/30 (b)	100,000	103,060
5.50%, (SOFR + 1.78%), 1/23/35 (b)	100,000	104,520
		3,637,287

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
BIOTECHNOLOGY - 0.4%
Amgen, Inc., 5.25%, 3/2/33	$100,000	$103,656
Biogen, Inc., 2.25%, 5/1/30	100,000	91,942
CSL Finance PLC, 4.25%, 4/27/32 (a)	150,000	147,734
Royalty Pharma PLC, 2.15%, 9/2/31	300,000	264,235
		607,567
BUILDING MATERIALS - 0.1%
JH North America Holdings, Inc., 5.88%, 1/31/31 (a)	25,000	25,521
Miter Brands Acquisition Holdco, Inc. / MIWD Borrower LLC, 6.75%, 4/1/32 (a)	80,000	82,015
Quikrete Holdings, Inc., 6.75%, 3/1/33 (a)	50,000	52,215
		159,751
CHEMICALS - 0.1%
Qnity Electronics, Inc.
5.75%, 8/15/32 (a)	10,000	10,224
6.25%, 8/15/33 (a)	5,000	5,183
Rain Carbon, Inc., 12.25%, 9/1/29 (a)	50,000	52,067
		67,474
COMMERCIAL SERVICES - 0.2%
Ashtead Capital, Inc., 5.80%, 4/15/34 (a)	200,000	209,979
EquipmentShare.com, Inc., 9.00%, 5/15/28 (a)	50,000	51,964
		261,943
COMPUTERS - 0.1%
CACI International, Inc., 6.38%, 6/15/33 (a)	25,000	25,867
Hewlett Packard Enterprise Co., 4.85%, 10/15/31	100,000	101,141
McAfee Corp., 7.38%, 2/15/30 (a)	75,000	65,406
		192,414
COSMETICS/PERSONAL CARE - 0.1%
Kenvue, Inc., 4.85%, 5/22/32	100,000	102,372
DIVERSIFIED FINANCIAL SERVICES - 0.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.40%, 10/29/33	150,000	135,674
Avolon Holdings Funding Ltd.
4.90%, 10/10/30 (a)	65,000	65,401
4.95%, 10/15/32 (a)	100,000	99,076
Freedom Mortgage Holdings LLC, 8.38%, 4/1/32 (a)	25,000	26,333
Jane Street Group / JSG Finance, Inc., 6.13%, 11/1/32 (a)	50,000	50,882
		377,366
ELECTRIC - 1.6%
American Electric Power Co., Inc.
5.80%, (US 5 Year CMT T-Note + 2.13%), 3/15/56 (b)	35,000	34,747
	Shares/ Principal	Fair Value
ELECTRIC - 1.6% (Continued)
6.05%, (US 5 Year CMT T-Note + 1.94%), 3/15/56 (b)	$10,000	$9,825
California Buyer Ltd. / Atlantica Sustainable Infrastructure PLC, 6.38%, 2/15/32 (a)	150,000	150,247
Constellation Energy Generation LLC
5.80%, 3/1/33	200,000	213,778
6.13%, 1/15/34	50,000	54,288
Dominion Energy, Inc., 3.38%, 4/1/30	100,000	96,552
DTE Electric Co., 5.25%, 5/15/35	15,000	15,450
Duke Energy Carolinas LLC, 6.10%, 6/1/37	100,000	107,874
EDP Finance BV, 1.71%, 1/24/28 (a)	200,000	190,396
Electricite de France SA, 5.70%, 5/23/28 (a)	200,000	206,725
Enel Finance International NV, 3.50%, 4/6/28 (a)	200,000	197,388
Exelon Corp., 4.05%, 4/15/30	200,000	198,316
NextEra Energy Capital Holdings, Inc.
2.25%, 6/1/30	100,000	92,030
2.44%, 1/15/32	100,000	89,175
5.30%, 3/15/32	65,000	67,781
Pacific Gas and Electric Co., 3.25%, 6/1/31	150,000	139,761
Southern Co. (The), 3.70%, 4/30/30	50,000	48,857
Talen Energy Supply LLC, 6.25%, 2/1/34 (a)	20,000	20,420
Virginia Electric and Power Co., 5.00%, 4/1/33	100,000	102,562
Vistra Operations Co. LLC, 4.30%, 7/15/29 (a)	300,000	298,099
Xcel Energy, Inc., 5.45%, 8/15/33	150,000	155,016
		2,489,287
ELECTRICAL COMPONENTS & EQUIPMENTS - 0.0%†
WESCO Distribution, Inc., 6.63%, 3/15/32 (a)	50,000	52,210
ELECTRONICS - 0.1%
Amphenol Corp., 4.40%, 2/15/33	45,000	44,641
Flex Ltd., 5.25%, 1/15/32	100,000	102,053
		146,694
ENGINEERING & CONSTRUCTION - 0.0%†
Weekley Homes LLC / Weekley Finance Corp., 4.88%, 9/15/28 (a)	50,000	49,309
ENTERTAINMENT - 0.0%†
Rivers Enterprise Lender LLC / Rivers Enterprise Lender Corp., 6.25%, 10/15/30 (a)	5,000	5,104
FOOD - 0.2%
JBS USA Holding LUX Sarl / JBS USA Food Co. / JBS LUX Co. Sarl, 3.63%, 1/15/32	200,000	187,155
Kraft Heinz Foods Co., 5.00%, 6/4/42	40,000	36,809
Mars, Inc., 5.20%, 3/1/35 (a)	140,000	144,190
		368,154

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
GAS - 0.1%
Southern Co. Gas Capital Corp., 5.15%, 9/15/32	$100,000	$102,813
HEALTHCARE-PRODUCTS - 0.1%
Baxter International, Inc., 2.54%, 2/1/32	200,000	174,546
HEALTHCARE-SERVICES - 0.5%
Centene Corp., 3.00%, 10/15/30	100,000	89,454
DaVita, Inc., 4.63%, 6/1/30 (a)	100,000	97,224
HCA, Inc., 4.60%, 11/15/32	20,000	19,849
Icon Investments Six DAC, 6.00%, 5/8/34	200,000	211,925
IQVIA, Inc.
6.25%, 2/1/29	100,000	105,465
6.25%, 6/1/32 (a)	100,000	104,491
Kaiser Foundation Hospitals, 3.27%, 11/1/49	140,000	97,950
Tenet Healthcare Corp., 6.00%, 11/15/33 (a)	10,000	10,296
UnitedHealth Group, Inc., 5.15%, 7/15/34	100,000	102,609
		839,263
HOUSEWARES - 0.0%†
Newell Brands, Inc., 8.50%, 6/1/28 (a)	50,000	52,427
INSURANCE - 0.6%
Arthur J Gallagher & Co., 5.00%, 2/15/32	50,000	51,177
Asurion LLC And Asurion Co.-Issuer, Inc., 8.00%, 12/31/32 (a)	10,000	10,375
Athene Global Funding
5.03%, 7/17/30 (a)	50,000	50,418
5.54%, 8/22/35 (a)	50,000	50,267
Brown & Brown, Inc.
2.38%, 3/15/31	100,000	89,751
5.25%, 6/23/32	15,000	15,355
5.55%, 6/23/35	30,000	30,837
Corebridge Financial, Inc., 6.05%, 9/15/33	150,000	159,510
F&G Annuities & Life, Inc., 6.50%, 6/4/29	50,000	52,115
Metropolitan Life Global Funding I, 4.30%, 8/25/29 (a)	150,000	150,684
RGA Global Funding, 5.50%, 1/11/31 (a)	100,000	104,096
Sammons Financial Group, Inc., 6.88%, 4/15/34 (a)	100,000	109,659
		874,244
INTERNET - 0.1%
Cogent Communications Group LLC / Cogent Finance, Inc., 6.50%, 7/1/32 (a)	50,000	46,761
Meta Platforms, Inc., 4.95%, 5/15/33	50,000	51,555
		98,316
IRON & STEEL - 0.0%†
Commercial Metals Co., 6.00%, 12/15/35 (a)	15,000	15,394
	Shares/ Principal	Fair Value
LEISURE TIME - 0.1%
Carnival Corp., 5.75%, 3/15/30 (a)	$90,000	$92,654
NCL Corp. Ltd., 6.25%, 9/15/33 (a)	10,000	9,993
Viking Cruises Ltd., 5.88%, 10/15/33 (a)	15,000	15,229
		117,876
MACHINERY-DIVERSIFIED - 0.0%†
Esab Corp., 6.25%, 4/15/29 (a)	50,000	51,410
MEDIA - 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital
2.80%, 4/1/31	200,000	180,134
4.40%, 4/1/33	100,000	94,361
Comcast Corp., 4.80%, 5/15/33	100,000	101,033
Fox Corp., 3.50%, 4/8/30	125,000	121,437
Gray Media, Inc., 7.25%, 8/15/33 (a)	20,000	20,436
Paramount Global, 4.20%, 5/19/32	100,000	90,518
Sinclair Television Group, Inc., 8.13%, 2/15/33 (a)	50,000	52,221
Time Warner Cable LLC, 6.75%, 6/15/39	100,000	101,365
		761,505
MINING - 0.1%
Novelis Corp., 6.38%, 8/15/33 (a)	30,000	30,413
Rio Tinto Finance USA PLC, 5.00%, 3/14/32	150,000	155,071
		185,484
MISCELLANEOUS MANUFACTURING - 0.0%†
Carlisle Cos., Inc., 5.25%, 9/15/35	15,000	15,345
OIL & GAS - 0.4%
Aker BP ASA, 4.00%, 1/15/31 (a)	200,000	193,007
Canadian Natural Resources Ltd., 2.95%, 7/15/30	100,000	94,304
Hess Corp., 7.13%, 3/15/33	200,000	231,847
TotalEnergies Capital SA, 4.72%, 9/10/34	100,000	101,049
Viper Energy Partners LLC, 5.70%, 8/1/35	34,000	34,698
		654,905
OIL & GAS SERVICES - 0.0%†
Kodiak Gas Services LLC
6.50%, 10/1/33 (a)	15,000	15,328
6.75%, 10/1/35 (a)	10,000	10,280
Weatherford International Ltd., 6.75%, 10/15/33 (a)	15,000	15,359
		40,967
PACKAGING & CONTAINERS - 0.2%
Amcor Flexibles North America, Inc., 2.63%, 6/19/30	50,000	46,407
Aptargroup, Inc., 4.75%, 3/30/31	25,000	25,210
Toucan Finco Ltd./Toucan Finco Can, Inc./ Toucan Finco US LLC, 9.50%, 5/15/30 (a)	150,000	149,775
		221,392

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
PHARMACEUTICALS - 0.3%
Bayer US Finance II LLC, 4.38%, 12/15/28 (a)	$100,000	$100,117
CVS Health Corp.
5.30%, 6/1/33	100,000	103,285
4.78%, 3/25/38	100,000	94,685
Merck & Co., Inc.
4.45%, 12/4/32	10,000	10,032
4.75%, 12/4/35	20,000	19,974
Novartis Capital Corp., 4.10%, 11/5/30	85,000	84,993
Pfizer Investment Enterprises Pte Ltd., 4.75%, 5/19/33	100,000	101,251
		514,337
PIPELINES - 0.7%
Cheniere Energy, Inc., 5.65%, 4/15/34	50,000	51,938
Eastern Energy Gas Holdings LLC, 5.80%, 1/15/35	140,000	148,074
Energy Transfer LP
4.95%, 5/15/28	100,000	101,646
5.55%, 5/15/34	100,000	102,936
Hess Midstream Operations LP, 6.50%, 6/1/29 (a)	50,000	51,709
Kinetik Holdings LP, 6.63%, 12/15/28 (a)	100,000	102,974
MPLX LP, 5.40%, 4/1/35	150,000	151,230
TransCanada PipeLines Ltd., 4.25%, 5/15/28	100,000	100,233
Transcontinental Gas Pipe Line Co. LLC
3.25%, 5/15/30	100,000	95,887
5.10%, 3/15/36 (a)	25,000	25,231
Venture Global Plaquemines LNG LLC
7.50%, 5/1/33 (a)	25,000	27,012
7.75%, 5/1/35 (a)	25,000	27,322
Williams Cos., Inc. (The), 3.50%, 11/15/30	50,000	48,010
		1,034,202
REITS - 0.6%
Alexandria Real Estate Equities, Inc., 1.88%, 2/1/33	100,000	81,977
American Tower Corp.
1.88%, 10/15/30	100,000	89,289
4.70%, 12/15/32	15,000	15,034
5.35%, 3/15/35	150,000	154,062
Essex Portfolio LP, 5.38%, 4/1/35	50,000	51,534
Iron Mountain, Inc., 7.00%, 2/15/29 (a)	100,000	102,724
Millrose Properties, Inc., 6.38%, 8/1/30 (a)	75,000	76,743
MPT Operating Partnership LP / MPT Finance Corp., 3.50%, 3/15/31	25,000	18,177
Prologis Targeted US Logistics Fund LP, 5.25%, 4/1/29 (a)	100,000	103,018
RHP Hotel Properties LP / RHP Finance Corp., 6.50%, 4/1/32 (a)	50,000	51,854
VICI Properties LP, 5.13%, 11/15/31	100,000	101,448
		845,860
	Shares/ Principal	Fair Value
RETAIL - 0.1%
FirstCash, Inc., 6.88%, 3/1/32 (a)	$100,000	$104,020
SEMICONDUCTORS - 0.1%
Foundry JV Holdco LLC, 6.25%, 1/25/35 (a)	200,000	212,588
SOFTWARE - 0.2%
Fiserv, Inc., 2.65%, 6/1/30	150,000	138,373
Oracle Corp.
2.88%, 3/25/31	100,000	89,793
4.80%, 9/26/32	25,000	24,256
Synopsys, Inc., 5.00%, 4/1/32	100,000	102,239
		354,661
TELECOMMUNICATIONS - 0.5%
APLD ComputeCo LLC, 9.25%, 12/15/30 (a)	10,000	9,827
AT&T, Inc., 2.55%, 12/1/33	250,000	213,748
Cipher Compute LLC, 7.13%, 11/15/30 (a)	10,000	10,185
Motorola Solutions, Inc., 2.75%, 5/24/31	100,000	91,591
T-Mobile USA, Inc., 3.88%, 4/15/30	200,000	196,885
Verizon Communications, Inc.
2.36%, 3/15/32	150,000	132,386
4.75%, 1/15/33	35,000	35,042
WULF Compute LLC, 7.75%, 10/15/30 (a)	10,000	10,303
		699,967
TRANSPORTATION - 0.0%†
Burlington Northern Santa Fe LLC, 5.55%, 3/15/56	20,000	19,800
TOTAL CORPORATE BONDS AND NOTES (Cost - $17,445,737)		17,479,852
AGENCY MORTGAGE BACKED SECURITIES - 8.2%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.3%
Freddie Mac Pool
2.00%, 3/1/51	515,220	421,422
2.50%, 10/1/51	465,043	397,639
3.00%, 2/1/52	611,914	547,728
2.00%, 3/1/52	581,655	473,181
2.00%, 4/1/52	690,112	561,517
2.50%, 5/1/52	551,906	470,270
4.00%, 8/1/52	439,096	417,354
4.50%, 8/1/52	341,093	335,296
		3,624,407
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.3%
Fannie Mae or Freddie Mac
1.50%, 1/1/41 (c)	180,000	162,900
2.00%, 1/1/41 (c)	250,000	231,562
2.50%, 1/1/41 (c)	80,000	75,753
5.00%, 1/1/41 (c)	120,000	121,538
2.50%, 1/1/56 (c)	60,000	50,831
3.50%, 1/1/56 (c)	40,000	37,006
4.50%, 1/1/56 (c)	70,000	68,392

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.3% (Continued)
Fannie Mae or Freddie Mac (continued)
5.00%, 1/1/56 (c)	$500,000	$499,063
5.50%, 1/1/56 (c)	3,030,000	3,074,030
6.00%, 1/1/56 (c)	1,330,000	1,365,328
6.50%, 1/1/56 (c)	260,000	270,075
Fannie Mae Pool
3.00%, 11/1/48	190,983	173,601
2.50%, 4/1/52	190,209	162,166
3.50%, 12/1/52	450,102	417,882
		6,710,127
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.6%
Ginnie Mae
4.50%, 1/20/55 (c)	180,000	175,500
2.00%, 1/20/56 (c)	120,000	99,487
2.50%, 1/20/56 (c)	420,000	363,103
3.50%, 1/20/56 (c)	230,000	209,435
4.00%, 1/20/56 (c)	170,000	160,550
5.00%, 1/20/56 (c)	300,000	299,438
5.50%, 1/20/56 (c)	390,000	393,839
6.00%, 1/20/56 (c)	320,000	326,150
Ginnie Mae II Pool
2.00%, 7/20/52	218,467	181,484
2.50%, 7/20/52	231,394	200,222
		2,409,208
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $12,880,844)		12,743,742
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6%
Ares LXV CLO Ltd., 4.98%, (3 Month Term SOFR + 1.12%), 7/25/34 (a),(b)	250,000	249,976
Bank, 3.47%, 5/15/62	30,000	29,097
Bank5, 5.63%, 11/15/58 (d)	24,000	24,820
Bank5 Trust, 1.06%, 1/15/58 (a),(d)	1,886,134	69,617
Barclays Commercial Mortgage Trust, 3.44%, 5/15/52	13,848	13,630
Basswood Park CLO Ltd., 4.91%, (3 Month Term SOFR + 1.03%), 4/20/34 (a),(b)	250,000	250,037
BBCMS Mortgage Trust, 6.30%, 9/15/56 (d)	33,000	35,282
Benchmark Mortgage Trust
2.21%, 3/15/53	39,550	37,433
2.89%, 8/15/57	102,096	99,048
1.51%, 9/15/58 (d)	418,000	25,775
1.26%, 10/15/58 (a),(d)	999,887	52,767
2.91%, 12/15/62	22,123	21,440
BMO Mortgage Trust, 5.94%, 12/15/57 (d)	40,000	41,540
BRAVO Residential Funding Trust, 3.50%, 10/25/44 (a),(d)	29,254	28,245
BX Mortgage Trust, 4.76%, (1 Month Term SOFR + 1.01%), 10/15/36 (a),(b)	130,000	129,606
BX Trust, 5.24%, (1 Month Term SOFR + 1.49%), 4/15/37 (a),(b)	104,876	104,970
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6% (Continued)
Carlyle Global Market Strategies CLO Ltd.
4.80%, (3 Month Term SOFR + 0.92%), 7/20/32 (a),(b)	$181,166	$181,226
4.97%, (3 Month Term SOFR + 1.09%), 4/20/34 (a),(b)	250,000	250,055
CFCRE Commercial Mortgage Trust, 3.84%, 12/10/54	50,000	49,266
CGMS Commercial Mortgage Trust, 3.71%, 8/15/50	31,000	30,483
Chase Home Lending Mortgage Trust, 5.27%, (SOFR + 1.40%), 5/25/56 (a),(b)	28,964	29,052
CIFC Funding Ltd.
4.85%, (3 Month Term SOFR + 0.97%), 4/19/35 (a),(b)	310,000	309,416
5.38%, (3 Month Term SOFR + 1.52%), 4/22/37 (a),(b)	300,000	300,588
CIM Trust
4.00%, 8/25/48 (a),(d)	13,636	13,074
4.00%, 2/25/49 (a),(d)	5,571	5,495
Citigroup Commercial Mortgage Trust
2.45%, 7/10/49	30,896	30,812
2.71%, 2/15/53	24,486	24,241
COMM Mortgage Trust, 4.61%, 10/10/48 (d)	31,037	30,991
Compass Datacenters Issuer II LLC, 4.93%, 11/25/50 (a)	84,418	83,950
Connecticut Avenue Securities, 4.97%, (SOFR + 1.10%), 1/25/45 (a),(b)	20,143	20,148
Connecticut Avenue Securities Trust
4.87%, (SOFR + 1.00%), 2/25/45 (a),(b)	21,108	21,139
5.32%, (SOFR + 1.45%), 3/25/45 (a),(b)	26,546	26,612
4.87%, (SOFR + 1.00%), 5/25/45 (a),(b)	24,212	24,227
CSAIL Commercial Mortgage Trust, 3.40%, 11/15/50	18,575	18,375
Elevation CLO Ltd., 4.80%, (3 Month Term SOFR + 0.92%), 10/20/31 (a),(b)	30,911	30,905
Fannie Mae Connecticut Avenue Secuirties
6.79%, (SOFR + 2.91%), 2/25/30 (b)	21,054	21,625
6.54%, (SOFR + 2.66%), 12/25/30 (b)	16,717	17,182
Fannie Mae REMICS
4.82%, (SOFR + 0.95%), 11/25/54 (b)	138,750	138,260
4.82%, (SOFR + 0.95%), 11/25/54 (b)	99,382	99,741
4.97%, (SOFR + 1.10%), 12/25/54 (b)	168,459	168,070
4.87%, (SOFR + 1.00%), 1/25/55 (b)	171,205	170,348
Freddie Mac REMICS, 4.99%, (SOFR + 1.12%), 8/25/54 (b)	106,360	106,164
Freddie Mac STACR REMIC Trust
4.82%, (SOFR + 0.95%), 1/25/45 (a),(b)	29,150	29,150
4.97%, (SOFR + 1.10%), 5/25/45 (a),(b)	27,288	27,376
Goldentree Loan Management US Clo 11 Ltd., 4.96%, (3 Month Term SOFR + 1.08%), 10/20/34 (a),(b)	250,000	249,779

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6% (Continued)
GS Mortgage Securities Trust
3.86%, 7/10/46 (a),(d)	$15,133	$14,995
3.05%, 5/10/49	30,000	29,912
2.93%, 9/10/52	46,310	45,156
Home Partners of America Trust
2.30%, 12/17/26 (a)	201,494	197,226
2.65%, 1/17/41 (a)	71,880	67,474
HomesTrust, 5.92%, 7/25/69 (a),(e)	79,096	80,074
Invesco CLO Ltd., 5.00%, (3 Month Term SOFR + 1.10%), 7/15/34 (a),(b)	250,000	250,049
JP Morgan Mortgage Trust
2.50%, 6/25/52 (a),(d)	79,488	71,788
5.62%, (SOFR + 1.70%), 3/20/54 (a),(b)	12,266	12,318
JPMBB Commercial Mortgage Securities Trust, 3.58%, 3/17/49	21,086	21,048
JPMCC Commercial Mortgage Securities Trust, 3.15%, 6/13/52	21,929	21,699
LCM 34 Ltd., 5.06%, (3 Month Term SOFR + 1.18%), 10/20/34 (a),(b)	250,000	250,155
Marble Point CLO XV Ltd., 4.90%, (3 Month Term SOFR + 1.04%), 7/23/32 (a),(b)	196,783	196,813
Mill City Mortgage Loan Trust, 3.50%, 4/25/66 (a),(d)	43,986	43,206
Morgan Stanley Bank of America Merrill Lynch Trust
4.07%, 12/15/47	2,788	2,766
3.99%, 12/15/49 (d)	24,000	23,183
Morgan Stanley Capital I Trust, 1.22%, 7/15/52	1,523,606	51,430
Neuberger Berman Loan Advisers CLO Ltd., 4.95%, (3 Month Term SOFR + 1.09%), 4/25/36 (a),(b)	250,000	250,009
New Economy Assets Phase 1 Sponsor LLC, 1.91%, 10/20/61 (a)	260,000	212,963
Northwoods Capital 25 Ltd., 5.00%, (3 Month Term SOFR + 1.12%), 7/20/34 (a),(b)	250,000	249,483
OBX Trust, 6.13%, 12/25/63 (a),(e)	57,175	57,871
Octagon Investment Partners 41 Ltd., 4.99%, (3 Month Term SOFR + 1.09%), 10/15/33 (a),(b)	250,000	250,002
Octagon Investment Partners 45 Ltd., 5.05%, (3 Month Term SOFR + 1.15%), 4/15/35 (a),(b)	250,000	250,097
Provident Funding Mortgage Trust, 3.00%, 12/25/49 (a),(d)	18,559	16,243
PSMC Trust, 2.50%, 8/25/51 (a),(d)	143,794	131,436
Venture 41 CLO Ltd., 5.01%, (3 Month Term SOFR + 1.13%), 1/20/34 (a),(b)	250,000	249,644
Verus Securitization Trust, 6.22%, 6/25/69 (a),(e)	64,227	65,604
	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 4.6% (Continued)
Wells Fargo Commercial Mortgage Trust, 4.68%, 1/15/59 (d)	$19,000	$18,636
WFRBS Commercial Mortgage Trust, 4.28%, 10/15/57 (d)	33,000	32,055
Zais CLO Ltd., 5.18%, (3 Month Term SOFR + 1.32%), 10/25/37 (a),(b)	250,000	250,186
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $7,218,921)		7,134,554
U.S. TREASURY SECURITIES AND AGENCY BONDS - 2.7%
Federal Farm Credit Banks Funding Corp., 2.10%, 2/25/36	140,000	113,005
U.S. Treasury Bond
1.13%, 5/15/40	55,000	35,032
1.13%, 8/15/40	60,000	37,830
1.75%, 8/15/41	200,000	135,477
4.13%, 8/15/44	150,000	138,176
2.50%, 5/15/46 (f)	360,000	250,748
2.25%, 8/15/46	525,000	346,992
3.13%, 5/15/48	100,000	76,270
3.00%, 8/15/48	225,000	167,309
2.88%, 5/15/49	573,000	412,851
2.25%, 8/15/49	425,000	267,767
1.25%, 5/15/50	800,000	384,969
2.38%, 5/15/51	300,000	189,961
1.88%, 11/15/51	866,000	481,070
3.63%, 5/15/53	390,000	316,905
4.25%, 8/15/54	240,000	217,950
4.75%, 8/15/55	235,000	232,062
U.S. Treasury Note
2.88%, 5/15/28	310,000	305,653
4.25%, 8/15/35	55,000	55,516
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $4,639,894)		4,165,543
MUTUAL FUNDS - 0.7%
DEBT FUNDS - 0.7%
Franklin Floating Rate Daily Access Fund (Cost - $1,136,337)	151,109	1,119,715
MUNICIPAL BONDS - 0.4%
Golden State Tobacco Securitization Corp., 3.85%, 6/1/50	185,000	169,081
Greenville City School District, 3.54%, 1/1/51	110,000	84,848
San Bernardino Community College District
2.69%, 8/1/41	250,000	189,860
2.86%, 8/1/49	150,000	99,599
TOTAL MUNICIPAL BONDS (Cost - $689,244)		543,388

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
SHORT-TERM INVESTMENTS - 6.3%
MONEY MARKET FUNDS - 6.3%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (g)	5,070,145	$5,070,145
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (g)	4,698,747	4,698,747
TOTAL SHORT-TERM INVESTMENTS (Cost - $9,768,892)		9,768,892
TOTAL INVESTMENTS - 105.0% (Cost - $103,843,994)		$162,435,051
OTHER ASSETS LESS LIABILITIES - NET (5.0)%		(7,788,297)
TOTAL NET ASSETS - 100.0%		$154,646,754

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2025, these securities amounted to $11,255,667 or 7.3% of net assets.

(b)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(c)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(d)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(e)  Step coupon.

(f)  A portion of this investment, valued at $209,821, is held as collateral for derivative investments.

(g)  The rate shown is the annualized seven-day yield at period end.

CLO - Collateralized Loan Obligation

CMT - Treasury Constant Maturity Rate

PLC - Public Limited Company

REMIC - Real Estate Mortgage Investment Conduit

SOFR - Secured Overnight Financing Rate

Futures Contracts
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 10 Year Ultra Future	J. P. Morgan Securities LLC	6	3/20/2026	$690,094	$(5,484)
U.S. 2 Year Note Future	J. P. Morgan Securities LLC	23	3/31/2026	4,802,148	(1,570)
U.S. Ultra Bond Future	J. P. Morgan Securities LLC	1	3/20/2026	118,000	(188)
					(7,242)
SHORT FUTURES CONTRACTS
U.S. 10 Year Note Future	J. P. Morgan Securities LLC	3	3/20/2026	337,312	2,250
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	18	3/31/2026	1,967,484	5,422
U.S. Long Bond Future	J. P. Morgan Securities LLC	1	3/20/2026	115,594	(937)
					6,735
TOTAL NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS					$(507)

OVER THE COUNTER ("OTC") CREDIT DEFAULT SWAPTIONS PURCHASED
Counterparty	Description	Call/Put	Strike Price	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Paid	Unrealized Appreciation/ Depreciation
J. P. Morgan Securities LLC	CDX.NA.HY.45	Put	106	1/21/26	2,100,000	USD	$2,098	$29,400	$(27,302)
J. P. Morgan Securities LLC	CDX.NA.HY.45	Put	106	1/21/26	1,500,000	USD	1,498	20,550	(19,052)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON CREDIT DEFAULT SWAPTIONS PURCHASED							$3,596	$49,950	$(46,354)

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

OTC CURRENCY SWAPTIONS PURCHASED
Counterparty	Description	Call/Put	Strike Price	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Paid	Unrealized Appreciation/ Depreciation
J. P. Morgan Securities LLC	EUR Put/JPY Call	Put	$181.05	3/16/26	1,199,000	EUR	$11,243	$20,426	$(9,183)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON CURRENCY SWAPTIONS PURCHASED							$11,243	$20,426	$(9,183)
OTC INTEREST RATE SWAPTIONS PURCHASED
Counterparty	Description	Call/Put	Exercise Rate	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Paid	Unrealized Appreciation/ Depreciation
Citibank, NA	SOFR-OIS Compound	Call	3.75%	3/18/26	3,440,000	USD	$4	$-	$4
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPTIONS PURCHASED							$4	$-	$4
							Fair Value	Premiums Paid	Unrealized Appreciation/ Depreciation
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON SWAPTIONS PURCHASED							$14,843	$70,376	$(55,533)
OTC CREDIT DEFAULT SWAPTIONS WRITTEN
Counterparty	Description	Call/Put	Strike Price	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Received	Unrealized Appreciation/ Depreciation
J. P. Morgan Securities LLC	CDX.NA.HY.45	Put	$104	1/21/26	2,100,000	USD	$(742)	$(16,380)	$15,638
J. P. Morgan Securities LLC	CDX.NA.HY.45	Put	$104	1/21/26	1,500,000	USD	(530)	(11,250)	10,720
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPTIONS WRITTEN							$(1,272)	$(27,630)	$26,358
OTC CURRENCY SWAPTIONS WRITTEN
Counterparty	Description	Call/Put	Strike Price	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Received	Unrealized Appreciation/ Depreciation
J. P. Morgan Securities LLC	EUR Put/JPY Call	Put	$176.45	3/16/26	1,199,000	EUR	$(4,099)	$(8,061)	$3,962
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON CURRENCY SWAPTIONS WRITTEN							$(4,099)	$(8,061)	$3,962
OTC INTEREST RATE SWAPTIONS WRITTEN
Counterparty	Description	Call/Put	Exercise Rate	Expiration Date	Notional Amount	Currency	Fair Value	Premiums Received	Unrealized Appreciation/ Depreciation
Citibank, NA	SOFR-OIS Compound	Call	3.40%	3/18/26	5,937,000	USD	$(73)	$-	$(73)
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED DEPRECIATION ON INTEREST RATE SWAPTIONS WRITTEN							$(73)	$-	$(73)
							Fair Value	Premiums Received	Unrealized Appreciation/ Depreciation
TOTAL FAIR VALUE, PREMIUMS PAID AND NET UNREALIZED APPRECIATION ON SWAPTIONS WRITTEN							$(5,444)	$(35,691)	$30,247

See accompanying notes to financial statements.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
(formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)

Portfolio of Investments (Continued)

December 31, 2025

CENTRALLY CLEARED INTEREST RATE SWAPS
Payment Frequency	Fund Receives	Fund Pays	Expiration Date	Notional Amount	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
Annually	SOFR	3.75%	03/18/36	345,000	$1,897	$124	$1,773
TOTAL FAIR VALUE, PREMIUMS PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON INTEREST RATE SWAPS					$1,897	$124	$1,773

CENTRALLY CLEARED CREDIT DEFAULT SWAPS
Reference Obligation/ Index*	Payment Frequency	Buy/Sell Protection	Fixed Rate Received	Fixed Rate Paid	Expiration Date	Notional Amount**	Fair Value	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
CDX.EM.44	Quarterly	Buy	-	1.00%	12/20/30	$580,000	$(6,075)	$(12,151)	$6,076
CDX.NA.IG.45	Quarterly	Sell	1.00%	-	12/20/30	700,000	(16,045)	(15,241)	(804)
CDX.NA.HY.45	Quarterly	Buy	-	5.00%	12/20/30	170,000	13,190	10,835	2,355
TOTAL FAIR VALUE PREMIUM PAID (RECEIVED) AND NET UNREALIZED APPRECIATION ON CREDIT DEFAULT SWAPS							$(8,930)	$(16,557)	$7,627

*  Index credit default swaps do not have credit ratings themselves, but they are influenced by the credit ratings of the underlying securities in the index.

**  The maximum potential amount the Portfolio may pay should a negative credit event take place as defined under the terms of the agreement.

See accompanying notes to financial statements.

Global Atlantic Moderate Managed Risk Portfolio
(formerly Global Atlantic Moderate Growth Managed Risk Portfolio)

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 95.7%
DEBT FUNDS - 29.7%
iShares 10+ Year Investment Grade Corporate Bond ETF	24,648	$1,243,492
iShares 10-20 Year Treasury Bond ETF	36,710	3,732,306
iShares 1-3 Year Treasury Bond ETF	22,345	1,850,613
iShares 1-5 Year Investment Grade Corporate Bond ETF	30,233	1,598,721
iShares 20+ Year Treasury Bond ETF	11,159	972,618
iShares 3-7 Year Treasury Bond ETF	16,058	1,916,522
iShares 5-10 Year Investment Grade Corporate Bond ETF	24,285	1,308,476
iShares 7-10 Year Treasury Bond ETF	5,409	520,129
iShares Core Total USD Bond Market ETF	74,769	3,479,749
iShares Core U.S. Aggregate Bond ETF	40,804	4,075,504
iShares J.P. Morgan USD Emerging Markets Bond ETF	6,058	583,264
iShares MBS ETF	30,607	2,914,399
TOTAL DEBT FUNDS		24,195,793
EQUITY FUNDS - 66.0%
iShares Core MSCI EAFE ETF	38,392	3,434,548
iShares Core MSCI Emerging Markets ETF	33,735	2,267,667
iShares Core S&P 500 ETF (a)	31,753	21,748,900
iShares Core S&P Mid-Cap ETF	62,170	4,103,220
iShares Core S&P Small-Cap ETF	16,694	2,006,285
iShares MSCI EAFE Value ETF	23,782	1,698,272
iShares MSCI USA Momentum Factor ETF	5,219	1,306,368
iShares MSCI USA Quality Factor ETF	7,629	1,515,272
	Shares/ Principal	Fair Value
EQUITY FUNDS - 66.0% (Continued)
iShares S&P 100 ETF	7,031	$2,411,422
iShares S&P 500 Growth ETF	25,179	3,103,563
iShares S&P 500 Value ETF	17,310	3,670,932
iShares U.S. Equity Factor Rotation Active Capitalize ETF	58,775	3,574,108
iShares U.S. Technology ETF	15,227	3,040,527
TOTAL EQUITY FUNDS		53,881,084
TOTAL EXCHANGE TRADED FUNDS (Cost - $53,262,195)		78,076,877
SHORT-TERM INVESTMENTS - 4.4%
MONEY MARKET FUNDS - 4.4%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (b)	2,813,043	2,813,043
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (b)	777,257	777,257
TOTAL SHORT-TERM INVESTMENTS (Cost - $3,590,300)		3,590,300
TOTAL INVESTMENTS - 100.1% (Cost - $56,852,495)		$81,667,177
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(108,189)
TOTAL NET ASSETS - 100.0%		$81,558,988

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Moderately Aggressive Managed Risk Portfolio
(formerly Global Atlantic Growth Managed Risk Portfolio)

Portfolio of Investments

December 31, 2025
	Shares/ Principal	Fair Value
EXCHANGE TRADED FUNDS - 96.0%
DEBT FUNDS - 13.7%
iShares 10+ Year Investment Grade Corporate Bond ETF	35,092	$1,770,391
iShares 10-20 Year Treasury Bond ETF	57,396	5,835,451
iShares 1-3 Year Treasury Bond ETF	34,019	2,817,454
iShares 1-5 Year Investment Grade Corporate Bond ETF	48,566	2,568,170
iShares 20+ Year Treasury Bond ETF	36,086	3,145,256
iShares 3-7 Year Treasury Bond ETF	24,569	2,932,310
iShares 5-10 Year Investment Grade Corporate Bond ETF	36,467	1,964,842
iShares 7-10 Year Treasury Bond ETF	7,580	728,893
iShares Core Total USD Bond Market ETF	93,124	4,333,991
iShares Core U.S. Aggregate Bond ETF	62,319	6,224,422
iShares MBS ETF	18,010	1,714,912
TOTAL DEBT FUNDS		34,036,092
EQUITY FUNDS - 82.3%
iShares Core MSCI EAFE ETF	150,507	13,464,356
iShares Core MSCI Emerging Markets ETF	137,315	9,230,314
iShares Core S&P 500 ETF (a)	121,045	82,908,562
iShares Core S&P Mid-Cap ETF	239,929	15,835,314
iShares Core S&P Small-Cap ETF	64,600	7,763,628
iShares MSCI EAFE Value ETF	91,359	6,523,946
iShares MSCI USA Momentum Factor ETF	18,588	4,652,762
iShares MSCI USA Quality Factor ETF	26,081	5,180,208
iShares S&P 100 ETF	26,916	9,231,381
	Shares/ Principal	Fair Value
EQUITY FUNDS - 82.3% (Continued)
iShares S&P 500 Growth ETF	92,797	$11,438,158
iShares S&P 500 Value ETF	69,956	14,835,569
iShares U.S. Equity Factor Rotation Active Capitalize ETF	209,145	12,718,108
iShares U.S. Technology ETF	51,647	10,312,873
TOTAL EQUITY FUNDS		204,095,179
TOTAL EXCHANGE TRADED FUNDS (Cost - $141,451,548)		238,131,271
SHORT-TERM INVESTMENTS - 4.1%
MONEY MARKET FUNDS - 4.1%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (b)	7,765,998	7,765,998
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (b)	2,371,590	2,371,590
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,137,588)		10,137,588
TOTAL INVESTMENTS - 100.1% (Cost - $151,589,136)		$248,268,859
OTHER ASSETS LESS LIABILITIES - NET (0.1)%		(192,580)
TOTAL NET ASSETS - 100.0%		$248,076,279

(a)  The fair value of this holding exceeds 25% of the Fund's net assets. Additional information for this holding, including financial statements, is available from the SEC's EDGAR database at www.sec.gov.

(b)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Select Advisor Managed Risk Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
VARIABLE INSURANCE TRUSTS - 78.4%
DEBT FUNDS - 17.2%
MFS High Yield Portfolio*	238,034	$1,211,593
MFS Total Return Bond Series, Class I*	814,850	9,598,937
TOTAL DEBT FUNDS		10,810,530
EQUITY FUNDS - 61.2%
MFS Growth Series*	141,987	9,633,792
MFS Variable Insurance Trust - MFS Value Series*	256,967	5,720,083
MFS Variable Insurance Trust II - MFS Research International Portfolio*	88,557	1,825,149
MFS VIT II - International Intrinsic Value Portfolio, Class I*	98,164	3,629,141
MFS VIT II Blended Research Core Equity Portfolio, Class I*	68,987	4,195,818
Putnam VT Large Cap Growth Fund*	308,251	5,702,639
Putnam VT Large Cap Value Fund*	215,205	7,818,403
TOTAL EQUITY FUNDS		38,525,025
TOTAL VARIABLE INSURANCE TRUSTS (Cost - $37,900,322)		49,335,555
EXCHANGE TRADED FUNDS - 17.0%
DEBT FUNDS - 6.6%
iShares 1-5 Year Investment Grade Corporate Bond ETF	34,075	1,801,886
iShares Core U.S. Aggregate Bond ETF	23,842	2,381,339
TOTAL DEBT FUNDS		4,183,225
	Shares/ Principal	Fair Value
EQUITY FUNDS - 10.4%
iShares Core MSCI EAFE ETF	46,863	$4,192,364
iShares Core MSCI Emerging Markets ETF	8,759	588,780
iShares Core S&P Small-Cap ETF	14,532	1,746,455
TOTAL EQUITY FUNDS		6,527,599
TOTAL EXCHANGE TRADED FUNDS (Cost - $8,702,316)		10,710,824
SHORT-TERM INVESTMENTS - 4.6%
MONEY MARKET FUNDS - 4.6%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (a)	2,793,980	2,793,980
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (a)	70,128	70,128
TOTAL SHORT-TERM INVESTMENTS (Cost - $2,864,108)		2,864,108
TOTAL INVESTMENTS - 100.0% (Cost - $49,466,746)		$62,910,487
OTHER ASSETS LESS LIABILITIES - NET (0.0)%†		(28,129)
TOTAL NET ASSETS - 100.0%		$62,882,358

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  The rate shown is the annualized seven-day yield at period end.

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments

December 31, 2025

	Shares/ Principal	Fair Value
COMMON STOCKS - 62.9%
AEROSPACE & DEFENSE - 0.8%
Boeing Co. (The)*	3,524	$765,131
Loar Holdings, Inc.*	2,856	194,208
Northrop Grumman Corp.	1,381	787,460
Standard Aero, Inc.*	19,263	552,463
		2,299,262
AIR FREIGHT & LOGISTICS - 0.2%
C.H. Robinson Worldwide, Inc.	3,822	614,425
AUTOMOBILE COMPONENTS - 0.1%
Goodyear Tire & Rubber Co. (The)*	23,302	204,126
AUTOMOBILES - 1.3%
Tesla, Inc.*	7,649	3,439,908
BANKS - 2.0%
KeyCorp	46,267	954,951
Wells Fargo & Co.	48,078	4,480,869
		5,435,820
BEVERAGES - 0.8%
Celsius Holdings, Inc.*	3,758	171,891
Coca-Cola Co. (The)	15,258	1,066,687
Monster Beverage Corp.*	5,465	419,002
PepsiCo, Inc.	1,620	232,502
Vita Coco Co., Inc. (The)*	3,500	185,535
		2,075,617
BIOTECHNOLOGY - 1.4%
AbbVie, Inc.	3,251	742,821
Amgen, Inc.	663	217,007
Argenx SE, ADR*	189	158,940
Ascendis Pharma A/S, ADR*	590	125,812
Cytokinetics, Inc.*	2,973	188,904
Disc Medicine, Inc., Class A*	601	47,725
Gilead Sciences, Inc.	1,693	207,799
Incyte Corp.*	329	32,495
Kymera Therapeutics, Inc.*	573	44,585
Mirum Pharmaceuticals, Inc.*	649	51,265
Natera, Inc.*	676	154,865
Newamsterdam Pharma Co. NV*	6,700	235,036
Protagonist Therapeutics, Inc.*	630	55,024
PTC Therapeutics, Inc.*	723	54,919
Regeneron Pharmaceuticals, Inc.	300	231,561
REVOLUTION Medicines, Inc.*	1,709	136,122
Scholar Rock Holding Corp.*	1,130	49,776
Soleno Therapeutics, Inc.*	932	43,152
United Therapeutics Corp.*	672	327,432
Vertex Pharmaceuticals, Inc.*	1,142	517,737
Xenon Pharmaceuticals, Inc.*	4,187	187,661
		3,810,638
	Shares/ Principal	Fair Value
BROADLINE RETAIL - 3.5%
Amazon.com, Inc.*	40,861	$9,431,536
BUILDING PRODUCTS - 0.8%
AAON, Inc.	10,926	833,107
Builders FirstSource, Inc.*	1,851	190,449
Johnson Controls International PLC	3,306	395,894
Modine Manufacturing Co.*	2,851	380,637
Trex Co., Inc.*	11,469	402,333
		2,202,420
CAPITAL MARKETS - 2.4%
Ares Management Corp., Class A	15,783	2,551,006
BlackRock, Inc.	569	609,024
Goldman Sachs Group, Inc. (The)	3,857	3,390,303
		6,550,333
CHEMICALS - 0.8%
Celanese Corp.	4,679	197,828
Ingevity Corp.*	1,367	80,899
Linde PLC	2,700	1,151,253
PPG Industries, Inc.	6,357	651,338
		2,081,318
COMMERCIAL SERVICES & SUPPLIES - 0.6%
Clean Harbors, Inc.*	6,073	1,423,997
Waste Connections, Inc.	1,972	345,810
		1,769,807
COMMUNICATIONS EQUIPMENT - 0.5%
Arista Networks, Inc.*	6,147	805,442
F5, Inc.*	1,716	438,026
		1,243,468
CONSTRUCTION MATERIALS - 0.4%
James Hardie Industries PLC*	51,146	1,061,280
CONSUMER STAPLES DISTRIBUTION & RETAIL - 1.1%
Casey's General Stores, Inc.	442	244,298
Performance Food Group Co.*	3,836	344,933
US Foods Holding Corp.*	15,600	1,174,992
Walmart, Inc.	11,713	1,304,945
		3,069,168
CONTAINERS & PACKAGING - 0.1%
Packaging Corp. of America	1,663	342,960
DISTRIBUTORS - 0.3%
Pool Corp.	3,277	749,614
ELECTRIC UTILITIES - 0.5%
American Electric Power Co., Inc.	4,376	504,597
Eversource Energy	4,088	275,245
PG&E Corp.	44,585	716,481
		1,496,323

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ELECTRICAL EQUIPMENT - 0.2%
Vertiv Holdings Co., Class A	2,647	$428,840
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS - 0.4%
Amphenol Corp., Class A	3,000	405,420
Coherent Corp.*	864	159,468
Flex Ltd.*	6,572	397,080
Novanta, Inc.*	850	101,142
		1,063,110
ENTERTAINMENT - 0.7%
Netflix, Inc.*	9,142	857,154
Walt Disney Co. (The)	10,381	1,181,046
		2,038,200
FINANCIAL SERVICES - 2.8%
Berkshire Hathaway, Inc., Class B*	5,003	2,514,758
Equitable Holdings, Inc.	11,670	556,076
Mastercard, Inc., Class A	7,831	4,470,561
		7,541,395
FOOD PRODUCTS - 0.2%
Freshpet, Inc.*	4,472	272,479
Magnum Ice Cream Co. NV*	2,846	45,109
McCormick & Co., Inc.	2,647	180,287
		497,875
GAS UTILITIES - 0.2%
Atmos Energy Corp.	3,842	644,034
GROUND TRANSPORTATION - 0.5%
Knight-Swift Transportation Holdings, Inc.	27,507	1,438,066
HEALTH CARE EQUIPMENT & SUPPLIES - 1.1%
Abbott Laboratories	3,483	436,385
Boston Scientific Corp.*	2,387	227,600
Edwards Lifesciences Corp.*	4,098	349,355
Intuitive Surgical, Inc.*	1,569	888,619
LivaNova PLC*	1,525	93,833
Medtronic PLC	5,182	497,783
STERIS PLC	1,014	257,069
Stryker Corp.	618	217,209
		2,967,853
HEALTH CARE PROVIDERS & SERVICES - 1.2%
Acadia Healthcare Co., Inc.*	6,271	88,985
Cardinal Health, Inc.	2,019	414,905
Cencora, Inc.	747	252,299
CVS Health Corp.	4,995	396,403
Elevance Health, Inc.	1,337	468,685
HCA Healthcare, Inc.	575	268,445
Labcorp Holdings, Inc.	1,268	318,116
UnitedHealth Group, Inc.	3,155	1,041,497
		3,249,335
	Shares/ Principal	Fair Value
HEALTH CARE REITS - 0.5%
Welltower, Inc.	7,830	$1,453,326
HOTELS, RESTAURANTS & LEISURE - 1.6%
DoorDash, Inc., Class A*	3,588	812,610
Hyatt Hotels Corp., Class A	7,603	1,218,913
Marriott International, Inc., Class A	3,407	1,056,988
Navan, Inc., Class A*	8,929	152,507
Royal Caribbean Cruises Ltd.	2,394	667,734
Starbucks Corp.	5,775	486,313
		4,395,065
HOUSEHOLD DURABLES - 0.1%
Champion Homes, Inc.*	2,631	222,320
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS - 0.2%
Talen Energy Corp.*	1,557	583,626
INSURANCE - 1.4%
American International Group, Inc.	6,186	529,212
Arch Capital Group Ltd.*	5,007	480,272
Chubb Ltd.	2,626	819,627
Everest Group Ltd.	1,239	420,455
Hamilton Insurance Group Ltd., Class B*	7,840	218,736
Marsh & McLennan Cos., Inc.	7,118	1,320,531
		3,788,833
INTERACTIVE MEDIA & SERVICES - 4.5%
Alphabet, Inc., Class A	34,457	10,785,041
Meta Platforms, Inc., Class A	2,348	1,549,891
		12,334,932
IT SERVICES - 0.3%
Snowflake, Inc.*	4,015	880,730
LIFE SCIENCES TOOLS & SERVICES - 0.7%
10X Genomics, Inc., Class A*	2,710	44,200
Agilent Technologies, Inc.	2,100	285,747
Bio-Techne Corp.	1,508	88,686
Danaher Corp.	1,548	354,368
ICON PLC*	632	115,163
Thermo Fisher Scientific, Inc.	1,576	913,213
		1,801,377
MACHINERY - 0.4%
IDEX Corp.	2,399	426,878
Ingersoll Rand, Inc.	2,301	182,285
Middleby Corp. (The)*	2,261	336,143
PACCAR, Inc.	2,055	225,043
		1,170,349
MEDIA - 0.2%
New York Times Co. (The), Class A	7,244	502,878

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
METALS & MINING - 0.2%
Nucor Corp.	3,173	$517,548
MULTI-UTILITIES - 0.8%
Dominion Energy, Inc.	18,892	1,106,882
Sempra	13,084	1,155,187
		2,262,069
OIL, GAS & CONSUMABLE FUELS - 2.2%
EQT Corp.	7,753	415,561
Exxon Mobil Corp.	23,006	2,768,542
Marathon Petroleum Corp.	3,744	608,887
Shell PLC, ADR	19,921	1,463,795
Targa Resources Corp.	4,571	843,349
		6,100,134
PERSONAL CARE PRODUCTS - 0.4%
BellRing Brands, Inc.*	6,967	186,228
elf Beauty, Inc.*	1,130	85,925
Oddity Tech Ltd., Class A*	1,853	74,453
Unilever PLC, ADR	12,429	812,857
		1,159,463
PHARMACEUTICALS - 2.5%
AstraZeneca PLC, ADR	2,670	245,453
Eli Lilly & Co.	2,859	3,072,510
GSK PLC, ADR	8,510	417,330
Haleon PLC, ADR	72,916	737,181
Johnson & Johnson	2,462	509,511
Merck & Co., Inc.	15,944	1,678,266
Structure Therapeutics, Inc., ADR*	3,171	220,543
		6,880,794
PROFESSIONAL SERVICES - 0.1%
KBR, Inc.	8,228	330,766
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 8.8%
Advanced Micro Devices, Inc.*	9,463	2,026,596
Broadcom, Inc.	15,251	5,278,371
MKS, Inc.	3,024	483,235
NVIDIA Corp.	82,387	15,365,176
NXP Semiconductors NV	2,986	648,141
Texas Instruments, Inc.	2,136	370,575
		24,172,094
SOFTWARE - 6.4%
Autodesk, Inc.*	3,862	1,143,191
Cadence Design Systems, Inc.*	1,942	607,030
Figma, Inc., Class A*	6,027	225,229
Intuit, Inc.	1,419	939,974
Microsoft Corp.	22,634	10,946,255
Oracle Corp.	3,313	645,737
Palantir Technologies, Inc., Class A*	5,870	1,043,392
Samsara, Inc., Class A*	8,939	316,888
	Shares/ Principal	Fair Value
SOFTWARE - 6.4% (Continued)
SAP SE, ADR	1,547	$375,782
ServiceNow, Inc.*	1,515	232,083
Synopsys, Inc.*	2,193	1,030,096
		17,505,657
SPECIALTY RETAIL - 1.1%
Burlington Stores, Inc.*	1,633	471,692
Lowe's Cos., Inc.	3,875	934,495
O'Reilly Automotive, Inc.*	10,631	969,654
Williams-Sonoma, Inc.	3,058	546,128
		2,921,969
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS - 3.9%
Apple, Inc.	39,027	10,609,880
TEXTILES, APPAREL & LUXURY GOODS - 0.2%
Lululemon Athletica, Inc.*	2,562	532,409
TOBACCO - 0.4%
British American Tobacco PLC, ADR	3,077	174,220
Philip Morris International, Inc.	6,159	987,903
		1,162,123
TRADING COMPANIES & DISTRIBUTORS - 0.6%
Ferguson Enterprises, Inc.	2,851	634,718
WESCO International, Inc.	2,008	491,237
WW Grainger, Inc.	482	486,362
		1,612,317
WIRELESS TELECOMMUNICATION SERVICES - 0.5%
T-Mobile US, Inc.	6,397	1,298,847
TOTAL COMMON STOCKS (Cost - $97,621,164)		171,946,237
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.1%
U.S. Treasury Bond
3.25%, 5/15/42	$45,000	37,668
3.38%, 8/15/42	441,500	374,447
4.00%, 11/15/42	762,700	701,595
3.88%, 5/15/43	672,000	605,063
4.38%, 8/15/43	383,300	367,444
4.75%, 11/15/43	425,700	427,280
4.50%, 2/15/44	297,400	288,757
4.63%, 5/15/44	200,200	197,267
4.13%, 8/15/44	400,400	368,837
4.63%, 11/15/44	337,700	332,133
2.50%, 2/15/45	504,200	358,553
4.75%, 2/15/45	163,100	162,864
5.00%, 5/15/45	375,100	386,470
2.88%, 8/15/45	545,000	410,453
4.88%, 8/15/45	772,200	782,577
4.63%, 11/15/45	264,400	259,319
2.50%, 5/15/46	730,000	508,462

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.1% (Continued)
U.S. Treasury Bond (continued)
3.00%, 5/15/47	$355,900	$268,371
2.75%, 8/15/47	320,000	229,588
2.38%, 5/15/51	251,500	159,251
2.88%, 5/15/52	701,700	492,588
4.00%, 11/15/52	555,100	483,457
3.63%, 2/15/53	478,300	388,974
3.63%, 5/15/53	589,700	479,177
4.13%, 8/15/53	340,300	302,561
4.75%, 11/15/53	514,800	507,520
4.63%, 5/15/54	289,200	279,733
4.25%, 8/15/54	28,500	25,882
4.50%, 11/15/54	469,100	444,399
4.63%, 2/15/55	336,600	325,647
4.75%, 5/15/55	514,800	508,124
4.75%, 8/15/55	384,800	379,990
4.63%, 11/15/55	399,600	386,675
U.S. Treasury Note
2.50%, 3/31/27	117,000	115,556
3.88%, 3/31/27	181,000	181,792
3.75%, 4/30/27	895,800	898,634
2.63%, 5/31/27	144,000	142,284
3.88%, 5/31/27	433,100	435,350
3.75%, 6/30/27	292,300	293,453
4.38%, 7/15/27	160,300	162,442
3.88%, 7/31/27	246,400	247,853
3.75%, 8/15/27	397,200	398,876
3.63%, 8/31/27	1,595,600	1,599,277
3.50%, 10/31/27	1,650,300	1,650,880
4.13%, 10/31/27	342,700	346,542
4.13%, 11/15/27	626,000	633,214
3.38%, 11/30/27	276,500	276,003
4.00%, 12/15/27	69,500	70,184
3.38%, 12/31/27	554,500	553,417
3.88%, 12/31/27	10,000	10,076
3.50%, 1/31/28	325,200	325,314
4.00%, 2/29/28	507,500	512,892
3.88%, 3/15/28	409,300	412,674
1.25%, 3/31/28	34,000	32,366
3.63%, 3/31/28	367,000	368,047
3.75%, 4/15/28	161,600	162,471
3.38%, 9/15/28	422,500	420,899
4.63%, 9/30/28	83,100	85,476
4.88%, 10/31/28	600,000	621,469
1.50%, 11/30/28	170,000	160,511
4.38%, 11/30/28	259,300	265,276
3.75%, 12/31/28	793,000	797,801
4.00%, 1/31/29	680,600	689,533
4.25%, 2/28/29	13,200	13,473
2.38%, 3/31/29	53,000	51,085
	Shares/ Principal	Fair Value
U.S. TREASURY SECURITIES AND AGENCY BONDS - 15.1% (Continued)
U.S. Treasury Note (continued)
4.13%, 3/31/29	$308,200	$313,449
4.50%, 5/31/29	586,000	603,145
2.63%, 7/31/29	125,000	120,957
4.00%, 7/31/29	463,600	469,848
3.50%, 9/30/29	479,800	477,851
4.00%, 10/31/29	86,100	87,281
4.13%, 10/31/29	688,800	701,016
4.13%, 11/30/29	590,800	601,393
3.88%, 12/31/29	196,300	198,102
4.25%, 1/31/30	378,500	387,179
3.88%, 4/30/30	425,500	429,157
4.00%, 5/31/30	579,000	586,848
3.88%, 6/30/30	451,000	454,770
3.88%, 7/31/30	183,500	185,012
3.63%, 8/31/30	743,300	741,297
3.63%, 9/30/30	269,100	268,301
3.63%, 10/31/30	1,969,700	1,963,237
3.50%, 11/30/30	817,500	810,028
3.75%, 12/31/30	521,000	521,773
4.63%, 5/31/31	90,500	94,300
3.75%, 8/31/31	47,800	47,697
3.63%, 9/30/31	62,800	62,248
4.50%, 12/31/31	166,400	172,419
4.38%, 1/31/32	40,000	41,166
4.13%, 3/31/32	235,000	238,543
4.13%, 5/31/32	277,300	281,330
4.00%, 7/31/32	104,400	105,097
3.88%, 8/31/32	421,900	421,422
3.75%, 10/31/32	133,700	132,426
4.25%, 11/15/34	462,800	468,603
4.63%, 2/15/35	942,000	979,790
4.25%, 5/15/35	966,800	976,921
4.25%, 8/15/35 (a)	1,380,200	1,393,139
4.00%, 11/15/35	929,300	917,974
TOTAL U.S. TREASURY SECURITIES AND AGENCY BONDS (Cost - $42,246,823)		41,419,965
AGENCY MORTGAGE BACKED SECURITIES - 8.5%
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.5%
Freddie Mac Gold Pool
3.00%, 9/1/28	793	784
2.50%, 10/1/28	1,701	1,673
2.50%, 12/1/31	15,867	15,433
3.50%, 11/1/34	19,848	19,550
3.00%, 2/1/43	13,859	12,773
3.50%, 10/1/43	7,040	6,678
4.00%, 8/1/44	4,145	4,026
3.00%, 11/1/46	419,836	384,167

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
FEDERAL HOME LOAN MORTGAGE CORPORATION - 2.5% (Continued)
Freddie Mac Pool
4.50%, 1/1/38	$109,863	$110,273
4.50%, 5/1/38	24,003	24,082
5.50%, 6/1/40	361,267	372,376
2.00%, 11/1/41	211,907	184,472
2.50%, 2/1/42	398,459	360,424
4.00%, 4/1/47	7,572	7,461
4.00%, 11/1/48	134,697	130,459
4.50%, 11/1/48	7,570	7,512
4.00%, 5/1/49	20,987	20,490
4.00%, 7/1/49	25,474	24,871
4.50%, 8/1/49	15,491	15,400
2.00%, 5/1/51	1,666,343	1,368,549
2.00%, 5/1/51	109,246	90,024
2.50%, 7/1/51	256,658	221,401
2.00%, 4/1/52	557,674	460,847
4.50%, 8/1/52	389,752	380,948
5.00%, 8/1/52	185,284	186,382
5.00%, 10/1/52	517,291	520,195
5.00%, 1/1/53	176,677	176,576
5.50%, 1/1/53	72,504	73,939
5.50%, 2/1/53	27,098	27,605
5.50%, 3/1/53	45,484	46,398
5.50%, 6/1/53	374,357	380,907
5.50%, 7/1/53	145,220	147,763
5.50%, 8/1/53	145,704	148,210
6.00%, 8/1/53	362,377	373,145
5.50%, 9/1/53	44,211	45,160
6.00%, 10/1/53	59,409	61,101
6.50%, 11/1/53	416,607	434,276
		6,846,330
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.1%
Fannie Mae or Freddie Mac
5.00%, 1/1/41 (b)	1,244,000	1,259,938
5.50%, 1/1/56 (b)	299,000	303,345
Fannie Mae Pool
2.50%, 4/1/28	2,085	2,058
3.00%, 10/1/28	1,396	1,382
2.50%, 2/1/30	6,172	6,034
4.47%, 5/1/30	381,000	387,345
2.50%, 6/1/30	20,748	20,278
4.34%, 8/1/30	199,000	201,364
4.34%, 8/1/30	177,000	179,103
4.42%, 8/1/30	431,000	437,568
4.22%, 9/1/30	686,953	691,618
4.40%, 9/1/30	435,000	441,459
4.20%, 10/1/30	440,000	442,510
4.20%, 10/1/30	260,000	261,570
4.83%, 10/1/30	362,000	373,842
	Shares/ Principal	Fair Value
FEDERAL NATIONAL MORTGAGE ASSOCIATION - 4.1% (Continued)
Fannie Mae Pool (continued)
2.50%, 10/1/31	$40,336	$39,215
2.50%, 12/1/31	2,117	2,011
4.50%, 1/1/38	116,998	117,197
4.50%, 4/1/38	234,564	235,334
5.50%, 7/1/40	367,745	378,453
2.50%, 2/1/41	52,834	48,023
2.00%, 5/1/41	132,839	115,633
2.00%, 7/1/41	248,931	216,700
3.00%, 6/1/43	167,509	148,691
3.00%, 7/1/43	21,762	20,120
4.00%, 11/1/43	7,849	7,596
4.00%, 1/1/46	109,823	106,883
4.00%, 2/1/46	123,106	119,810
4.00%, 3/1/46	12,495	12,138
3.00%, 10/1/46	426,353	392,591
4.50%, 7/1/48	22,045	22,016
4.50%, 11/1/48	9,729	9,726
4.00%, 1/1/49	15,813	15,399
4.00%, 8/1/49	6,572	6,406
4.50%, 10/1/50	7,411	7,352
2.00%, 2/1/51	61,454	50,638
2.00%, 4/1/51	155,213	127,905
2.50%, 5/1/51	480,999	411,672
3.50%, 7/1/51	315,275	294,297
2.50%, 8/1/51	640,625	556,611
4.00%, 8/1/51	15,111	14,819
2.00%, 9/1/51	172,975	142,626
3.00%, 10/1/51	320,496	289,235
2.50%, 11/1/51	530,156	462,638
2.50%, 1/1/52	310,997	268,267
4.50%, 7/1/52	207,549	203,828
4.50%, 8/1/52	20,856	20,545
5.00%, 8/1/52	36,026	36,101
4.50%, 9/1/52	110,873	109,401
4.50%, 9/1/52	10,360	10,242
5.00%, 9/1/52	35,548	35,759
5.00%, 9/1/52	16,646	16,860
5.00%, 10/1/52	33,200	33,420
4.50%, 11/1/52	23,399	23,103
5.50%, 1/1/53	165,294	168,595
5.50%, 8/1/53	45,873	46,709
6.00%, 9/1/53	784,755	808,437
		11,162,416
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.9%
Ginnie Mae
2.00%, 1/20/56 (b)	70,000	58,034
2.50%, 1/20/56 (b)	586,000	506,615
3.00%, 1/20/56 (b)	123,000	110,714

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION - 1.9% (Continued)
Ginnie Mae (continued)
5.50%, 1/20/56 (b)	$630,000	$636,202
Ginnie Mae II Pool
3.00%, 12/20/42	10,911	10,170
3.50%, 7/1/43	11,616	10,904
4.00%, 12/20/44	3,774	3,681
4.00%, 8/20/48	9,741	9,399
4.00%, 9/1/48	21,772	20,880
4.00%, 10/20/48	9,430	9,058
2.00%, 12/1/50	628,659	521,606
2.00%, 1/20/51	163,166	135,381
2.00%, 2/20/51	143,849	119,350
2.50%, 3/1/51	159,062	137,739
3.00%, 7/1/51	531,940	479,535
2.50%, 8/1/51	610,558	528,254
2.50%, 10/1/51	252,339	218,325
3.50%, 1/1/52	631,371	576,306
3.50%, 3/20/52	329,294	305,050
4.00%, 4/1/52	134,428	128,197
4.00%, 5/1/52	385,966	368,056
4.00%, 8/20/52	364,423	347,245
		5,240,701
TOTAL AGENCY MORTGAGE BACKED SECURITIES (Cost - $23,685,972)		23,249,447
CORPORATE BONDS AND NOTES - 7.6%
AEROSPACE & DEFENSE - 0.2%
Boeing Co. (The)
5.71%, 5/1/40	154,000	157,608
6.86%, 5/1/54	252,000	284,261
		441,869
AGRICULTURE - 0.1%
BAT Capital Corp.
5.35%, 8/15/32	50,000	52,027
5.63%, 8/15/35	35,000	36,551
JBS USA LUX Sarl / JBS USA Food Co. / JBS USA Foods Group, 5.95%, 4/20/35 (c)	30,000	31,588
Philip Morris International, Inc.
4.25%, 10/29/32	144,000	141,907
5.25%, 2/13/34	50,000	51,784
		313,857
BANKS - 2.2%
Bank of America Corp.
4.95%, (SOFR + 2.04%), 7/22/28 (d)	229,000	232,272
5.16%, (SOFR + 1.00%), 1/24/31 (d)	420,000	433,924
5.02%, (SOFR + 2.16%), 7/22/33 (d)	76,000	77,650
5.51%, (SOFR + 1.31%), 1/24/36 (d)	171,000	178,783
BPCE SA
5.88%, (SOFR + 1.68%), 1/14/31 (c),(d)	270,000	282,285
5.39%, (SOFR + 1.58%), 5/28/31 (c),(d)	250,000	257,003
	Shares/ Principal	Fair Value
BANKS - 2.2% (Continued)
Citigroup, Inc.
4.95%, (SOFR + 1.46%), 5/7/31 (d)	$195,000	$199,324
4.50%, (SOFR + 1.17%), 9/11/31 (d)	105,000	105,455
5.17%, (SOFR + 1.49%), 9/11/36 (d)	70,000	70,804
Citizens Financial Group, Inc., 6.65%, (SOFR + 2.33%), 4/25/35 (d)	375,000	413,016
Commonwealth Bank of Australia, 5.07%, 9/14/28 (c)	500,000	516,887
HSBC Holdings PLC, 5.74%, (SOFR + 1.96%), 9/10/36 (d)	200,000	206,316
JPMorgan Chase & Co.
5.04%, (SOFR + 1.19%), 1/23/28 (d)	230,000	232,401
2.07%, (SOFR + 1.02%), 6/1/29 (d)	10,000	9,552
5.14%, (SOFR + 1.01%), 1/24/31 (d)	170,000	175,855
5.10%, (SOFR + 1.44%), 4/22/31 (d)	221,000	228,374
4.91%, (SOFR + 2.08%), 7/25/33 (d)	153,000	156,180
5.57%, (SOFR + 1.68%), 4/22/36 (d)	177,000	186,189
Lloyds Banking Group PLC, 4.43%, (US 1 Year CMT T-Note + 0.82%), 11/4/31 (d)	200,000	199,540
Morgan Stanley, 4.65%, (SOFR + 1.10%), 10/18/30 (d)	212,000	214,702
Morgan Stanley Private Bank NA
4.20%, (SOFR + 0.78%), 11/17/28 (d)	328,000	329,088
4.73%, (SOFR + 1.08%), 7/18/31 (d)	250,000	253,632
4.47%, (SOFR + 1.02%), 11/19/31 (d)	250,000	250,783
Wells Fargo & Co.
5.71%, (SOFR + 1.07%), 4/22/28 (d)	224,000	228,672
6.30%, (SOFR + 1.79%), 10/23/29 (d)	330,000	348,794
5.24%, (SOFR + 1.11%), 1/24/31 (d)	225,000	233,138
		6,020,619
COMMERCIAL SERVICES - 0.0%†
S&P Global, Inc., 4.80%, 12/4/35 (c)	35,000	34,967
COSMETICS/PERSONAL CARE - 0.1%
Kenvue, Inc., 4.90%, 3/22/33	180,000	183,939
DIVERSIFIED FINANCIAL SERVICES - 0.2%
American Express Co.
4.92%, (SOFR + 1.22%), 7/20/33 (d)	220,000	224,150
5.67%, (SOFR + 1.79%), 4/25/36 (d)	145,000	153,493
Equitable America Global Funding, 3.95%, 9/15/27 (c)	65,000	64,913
		442,556
ELECTRIC - 1.0%
Alabama Power Co.
1.45%, 9/15/30	30,000	26,630
5.10%, 4/2/35	30,000	30,760
Arizona Public Service Co.
3.75%, 5/15/46	75,000	57,051
5.90%, 8/15/55	90,000	91,803
Consolidated Edison Co. of New York, Inc., 5.50%, 3/15/55	100,000	97,284

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ELECTRIC - 1.0% (Continued)
Duke Energy Corp.
4.95%, 9/15/35	$55,000	$54,645
5.70%, 9/15/55	70,000	68,248
Duke Energy Florida LLC
4.20%, 12/1/30	55,000	55,079
4.85%, 12/1/35	70,000	69,842
FirstEnergy Pennsylvania Electric Co.
5.15%, 3/30/26 (c)	10,000	10,024
5.20%, 4/1/28 (c)	15,000	15,318
Georgia Power Co.
4.70%, 5/15/32	216,000	219,241
4.75%, 9/1/40	65,000	61,775
Ohio Edison Co., 4.95%, 12/15/29 (c)	25,000	25,584
Pacific Gas and Electric Co.
4.75%, 2/15/44	75,000	63,552
4.95%, 7/1/50	259,859	220,275
Public Service Co. of Oklahoma, 5.45%, 1/15/36	230,000	236,352
SCE Recovery Funding LLC
0.86%, 11/15/31	68,848	62,273
1.94%, 5/15/38	50,000	39,017
Sempra, 4.13%, (US 5 Year CMT T-Note + 2.87%), 4/1/52 (d)	251,000	245,854
Southern California Edison Co.
4.65%, 10/1/43	164,000	139,891
4.00%, 4/1/47	177,000	133,225
6.20%, 9/15/55	10,000	10,083
Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/1/34 (c)	294,293	293,475
Trans-Allegheny Interstate Line Co., 5.00%, 1/15/31 (c)	30,000	30,853
Virginia Electric and Power Co.
4.90%, 9/15/35	233,000	232,381
5.60%, 9/15/55	121,000	117,908
		2,708,423
FOOD - 0.5%
JBS USA Holding Lux Sarl / JBS USA Food Co. / JBS Lux Co. Sarl
5.75%, 4/1/33	196,000	204,817
6.75%, 3/15/34	443,000	489,427
JBS USA Holding Lux Sarl / JBS USA Foods Group Holdings, Inc. / JBS USA Food Co.
6.25%, 3/1/56 (c)	75,000	74,739
6.38%, 4/15/66 (c)	75,000	74,676
JBS USA Holding Lux Sarl/ JBS USA Food Co./ JBS Lux Co. Sarl, 3.00%, 5/15/32	55,000	49,471
Mars, Inc.
5.20%, 3/1/35 (c)	250,000	257,482
5.65%, 5/1/45 (c)	138,000	139,504
5.70%, 5/1/55 (c)	132,000	132,037
		1,422,153
	Shares/ Principal	Fair Value
GAS - 0.1%
NiSource, Inc., 5.35%, 7/15/35	$245,000	$250,916
Southern Co. Gas Capital Corp., 5.10%, 9/15/35	75,000	75,718
		326,634
HEALTHCARE-SERVICES - 0.1%
Memorial Sloan-Kettering Cancer Center, 2.96%, 1/1/50	20,000	13,169
Providence St Joseph Health Obligated Group, 5.40%, 10/1/33	180,000	185,780
Toledo Hospital (The), 5.75%, 11/15/38	35,000	35,519
UnitedHealth Group, Inc., 5.63%, 7/15/54	55,000	54,140
		288,608
INSURANCE - 0.8%
Athene Global Funding
5.58%, 1/9/29 (c)	445,000	457,380
5.38%, 1/7/30 (c)	355,000	363,259
Fortitude Global Funding, 4.63%, 10/6/28 (c)	170,000	170,095
NLG Global Funding, 4.35%, 9/15/30 (c)	160,000	158,107
Protective Life Global Funding
4.80%, 6/5/30 (c)	150,000	152,555
5.43%, 1/14/32 (c)	255,000	265,638
RGA Global Funding
4.35%, 8/25/28 (c)	270,000	271,240
5.00%, 8/25/32 (c)	60,000	60,528
Sammons Financial Group Global Funding, 4.95%, 6/12/30 (c)	345,000	350,134
		2,248,936
INTERNET - 0.1%
Meta Platforms, Inc.
4.60%, 11/15/32	55,000	55,516
5.50%, 11/15/45	135,000	131,581
		187,097
MEDIA - 0.1%
Charter Communications Operating LLC / Charter Communications Operating Capital
5.85%, 12/1/35	25,000	25,001
3.50%, 3/1/42	125,000	86,987
Comcast Corp.
4.00%, 11/1/49	5,000	3,701
2.80%, 1/15/51	20,000	11,651
2.89%, 11/1/51	55,000	32,365
		159,705
MINING - 0.5%
Anglo American Capital PLC
4.75%, 4/10/27 (c)	200,000	201,553
2.63%, 9/10/30 (c)	237,000	218,675
Glencore Funding LLC
5.37%, 4/4/29 (c)	160,000	165,208
6.38%, 10/6/30 (c)	593,000	638,758

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
MINING - 0.5% (Continued)
5.89%, 4/4/54 (c)	$54,000	$53,907
6.14%, 4/1/55 (c)	45,000	46,585
		1,324,686
OIL & GAS - 0.1%
Saudi Arabian Oil Co., 6.38%, 6/2/55 (c)	200,000	209,265
PASSENGER AIRLINES - 0.0%†
United Airlines 2016-1 Class AA Pass-Through Trust, 3.10%, 7/7/28	57,787	56,308
United Airlines 2018-1 Class B Pass Through Trust, 4.60%, 3/1/26	12,134	12,126
		68,434
PIPELINES - 0.4%
Columbia Pipelines Holding Co. LLC
5.10%, 10/1/31 (c)	115,000	117,097
5.00%, 11/17/32 (c)	55,000	55,083
Columbia Pipelines Operating Co. LLC, 6.50%, 8/15/43 (c)	98,000	103,815
Energy Transfer LP, 6.20%, 4/1/55	81,000	79,663
Gray Oak Pipeline LLC, 3.45%, 10/15/27 (c)	25,000	24,712
Greensaif Pipelines Bidco Sarl, 6.10%, 8/23/42 (c)	300,000	312,990
Whistler Pipeline LLC
5.40%, 9/30/29 (c)	278,000	286,690
5.70%, 9/30/31 (c)	139,000	144,383
		1,124,433
REAL ESTATE - 0.1%
CBRE Services, Inc., 4.90%, 1/15/33	350,000	352,161
REITS - 0.6%
Crown Castle, Inc., 5.00%, 1/11/28	228,000	231,620
Extra Space Storage LP
4.95%, 1/15/33	45,000	45,535
5.40%, 6/15/35	289,000	296,865
GLP Capital LP / GLP Financing II, Inc.
3.25%, 1/15/32	375,000	339,346
5.25%, 2/15/33	130,000	130,504
Kilroy Realty LP
2.65%, 11/15/33	124,000	101,860
5.88%, 10/15/35	105,000	105,675
Kite Realty Group LP, 5.20%, 8/15/32	30,000	30,683
Realty Income Corp., 5.13%, 4/15/35	122,000	124,340
SBA Tower Trust
1.88%, 1/15/26 (c)	95,000	94,894
1.63%, 11/15/26 (c)	115,000	112,516
WEA Finance LLC
2.88%, 1/15/27 (c)	30,000	29,530
3.50%, 6/15/29 (c)	70,000	67,782
		1,711,150
	Shares/ Principal	Fair Value
SEMICONDUCTORS - 0.3%
Foundry JV Holdco LLC
5.90%, 1/25/33 (c)	$200,000	$209,575
6.20%, 1/25/37 (c)	325,000	342,411
Intel Corp., 4.60%, 3/25/40	172,000	153,687
		705,673
SOFTWARE - 0.0%†
Oracle Corp., 3.60%, 4/1/50	250,000	156,353
TELECOMMUNICATIONS - 0.1%
AT&T, Inc.
4.55%, 11/1/32	215,000	213,881
5.55%, 11/1/45	220,000	212,498
		426,379
TOTAL CORPORATE BONDS AND NOTES (Cost - $20,546,813)		20,857,897
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.4%
Angel Oak Mortgage Trust 2019-6, 2.62%, 11/25/59 (c),(e)	3,269	3,220
BX Trust 2025-ARIA, 5.03%, 12/1/42 (c),(e)	65,000	65,652
Castlelake Aircraft Structured Trust 2019-1A, 3.97%, 4/15/39 (c)	71,744	69,993
CF Hippolyta Issuer LLC
1.53%, 3/15/61 (c)	121,073	97,441
5.97%, 8/15/62 (c)	96,560	94,678
CFMT 2021-AL1 LLC, 1.39%, 9/22/31 (c)	30,303	30,209
Connecticut Avenue Security Trust, 5.42%, (SOFR + 1.55%), 10/25/41 (c),(d)	34,724	34,867
Enterprise Fleet Financing 2023-3 LLC, 6.40%, 3/20/30 (c)	161,344	163,332
Fannie Mae REMICS
3.50%, 6/25/44	29,560	29,088
3.00%, 12/25/45	150,465	142,108
1.50%, 10/1/49	172,505	135,111
3.00%, 12/25/54	219,096	213,992
Flagstar Mortgage Trust 2018-3INV, 4.00%, 5/1/48 (c),(e)	53,464	50,490
Flagstar Mortgage Trust 2021-9INV, 2.00%, 9/1/41 (c),(e)	114,817	101,105
Freddie Mac Multifamily Structured Pass Through Certificates
4.68%, 10/1/31	125,000	128,097
2.40%, 3/1/32	280,000	253,226
3.99%, 5/1/33	150,000	148,521
Freddie Mac REMICS
1.75%, 9/1/42	130,308	124,351
3.00%, 6/15/45	160,057	155,160
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2019-3, 3.50%, 10/25/58	64,841	62,852
Freddie Mac Seasoned Credit Risk Transfer Trust Series 2021-1, 2.50%, 9/1/60	473,822	391,937

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

	Shares/ Principal	Fair Value
ASSET BACKED AND COMMERCIAL BACKED SECURITIES - 2.4% (Continued)
Government National Mortgage Association
2.50%, 10/1/49	$350,167	$318,691
4.71%, (1 Month US Libor + 0.71%), 5/20/65 (d)	10,755	10,719
4.73%, (1 Month US Libor + 0.73%), 8/20/65 (d)	14,885	14,861
4.81%, (1 Month US Libor + 0.81%), 10/20/65 (d)	9	9
5.11%, (1 Month US Libor + 1.11%), 12/20/65 (d)	14,885	14,927
Home Partners of America Trust, 2.30%, 12/1/26 (c)	326,229	319,318
Horizon Aircraft Finance III Ltd., 2019-2, 3.43%, 11/15/39 (c)	129,060	125,056
Kubota Credit Owner Trust 2023-2, 5.28%, 1/18/28 (c)	183,952	185,333
Metlife Securitization Trust, 3.00%, 4/25/55 (c),(e)	26,074	25,212
Navient Private Education Refi Loan Trust 2023-A, 5.51%, 10/15/71 (c)	208,164	213,829
New Residential Mortgage Loan Trust 2019-RPL3, 2.75%, 7/1/59 (c),(e)	27,109	26,093
PRET 2025-RPL2 Trust, 4.00%, 8/1/64 (c)	338,606	326,677
PRET 2025-RPL6 Trust, 3.85%, 9/25/69 (c)	470,998	453,559
RFR Trust 2025-SGRM, 5.38%, 3/11/41 (c),(e)	452,277	463,195
Texas Natural Gas Securitization Finance Corp.
5.10%, 4/1/35	159,088	164,443
5.17%, 4/1/41	50,000	51,405
Towd Point Mortgage Trust 2017-4, 2.75%, 6/25/57 (c),(e)	20,417	20,042
Towd Point Mortgage Trust 2018-1, 3.00%, 1/25/58 (c),(e)	3,168	3,145
Toyota Lease Owner Trust 2025-B, 3.96%, 11/20/28 (c)	200,000	200,605
Verus Securitization Trust 2025-R2, 5.09%, 7/1/67 (c)	395,000	395,955
Volkswagen Auto Lease Trust 2024-A, 5.21%, 6/21/27	190,000	191,230
Volkswagen Auto Lease Trust 2025-B, 4.01%, 1/22/29	260,000	261,118
Wheels Fleet Lease Funding 1 LLC
6.46%, 8/18/38 (c)	101,345	102,495
4.87%, 6/21/39 (c)	191,097	193,028
TOTAL ASSET BACKED AND COMMERCIAL BACKED SECURITIES (Cost - $6,729,088)		6,576,375
MUNICIPAL BONDS - 0.5%
Golden State Tobacco Securitization Corp., 3.00%, 6/1/46	30,000	27,241
Illinois Municipal Electric Agency, 6.83%, 2/1/35	80,000	84,196
	Shares/ Principal	Fair Value
MUNICIPAL BONDS - 0.5% (Continued)
Metropolitan Transportation Authority
6.81%, 11/15/40	$90,000	$100,445
5.18%, 11/15/49	5,000	4,616
Philadelphia Authority for Industrial Development, 6.55%, 10/15/28	270,000	287,082
State of Illinois, 5.10%, 6/1/33	711,127	728,813
University of California, 1.61%, 5/15/30	20,000	18,169
TOTAL MUNICIPAL BONDS (Cost - $1,288,789)		1,250,562
SOVEREIGN DEBTS - 0.3%
Israel Government International Bond, 5.38%, 3/12/29	325,000	334,499
Saudi Government International Bond, 5.38%, 1/13/31 (c)	375,000	392,896
TOTAL SOVEREIGN DEBTS (Cost - $697,784)		727,395
SHORT-TERM INVESTMENTS - 3.7%
MONEY MARKET FUNDS - 3.7%
Dreyfus Government Cash Management, Institutional Shares, 3.65% (f)	9,072,851	9,072,851
Fidelity Investments Money Market Fund - Government Portfolio, Institutional Class, 3.67% (f)	1,137,881	1,137,881
TOTAL SHORT-TERM INVESTMENTS (Cost - $10,210,732)		10,210,732
TOTAL INVESTMENTS - 101.0% (Cost - $203,027,165)		$276,238,610
OTHER ASSETS LESS LIABILITIES - NET (1.0)%		(2,621,391)
TOTAL NET ASSETS - 100.0%		$273,617,219

*  Non-income producing security.

†  Represents less than 0.05%.

(a)  A portion of this investment, valued at $15,378, is held as collateral for derivative investments.

(b)  When-issued, or delayed delivery. All or a portion may be subject to dollar-roll transactions.

(c)  144A - Security was purchased pursuant to Rule 144a under the Securities Act of 1933 and may not be resold subject to that rule, except to qualified institutional buyers. As of December 31, 2025, these securities amounted to $12,083,125 or 4.4% of net assets.

(d)  Variable rate or fixed to variable rate security. The rate shown is the rate in effect at period end.

(e)  Adjustable rate security with an interest rate that is not based on a published reference index and spread. The rate is based on the structure of the agreement and current market conditions. The coupon rate shown represents the rate at period end.

(f)  The rate shown is the annualized seven-day yield at period end.

ADR - American Depositary Receipt

CMT - Treasury Constant Maturity Rate

Libor - London Interbank Offer Rate

PLC - Public Limited Company

REIT - Real Estate Investment Trust

SOFR - Secured Overnight Financing Rate

See accompanying notes to financial statements.

Global Atlantic Wellington Research Managed Risk Portfolio

Portfolio of Investments (Continued)

December 31, 2025

FORWARD SALES CONTRACTS
At December 31, 2025, the Fund had the following forward sales contracts:
Description	Interest Rate	Maturity Date*	Settlement Date	Principal Amount	Value
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	1/1/2041	$(411,000)	$(411,321)
Fannie Mae or Freddie Mac	2.00%	TBA - 30Yr	1/1/2056	(75,000)	(60,680)
Fannie Mae or Freddie Mac	4.00%	TBA - 30Yr	1/1/2056	(143,000)	(135,738)
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	1/1/2056	(407,000)	(397,652)
Fannie Mae or Freddie Mac	6.00%	TBA - 30Yr	1/1/2056	(282,000)	(289,491)
Fannie Mae or Freddie Mac	4.50%	TBA - 30Yr	2/1/2056	(130,000)	(126,912)
Federal National Mortgage Association	5.00%	TBA - 30Yr	1/1/2056	(850,000)	(848,406)
Ginnie Mae	4.00%	TBA - 30Yr	1/20/2056	(667,000)	(629,924)
(PROCEEDS RECEIVABLE: $(2,888,877))					$(2,900,124)

*  TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned.

FUTURES CONTRACTS
LONG FUTURES CONTRACTS	Counterparty	Number of Contracts	Expiration Date	Notional Value	Fair Value/ Unrealized Appreciation (Depreciation)
U.S. 5 Year Note Future	J. P. Morgan Securities LLC	2	3/31/2026	$218,609	$78
See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities

December 31, 2025

Assets:	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Investments in securities, at cost	$108,605,428	$49,307,772	$112,534,560	$103,843,994
Investments in securities, at fair value	$138,623,291	$64,853,534	$132,432,629	$162,435,051
Swaptions purchased, at fair value (premiums paid $-, $-, $- and $70,376, respectively)	-	-	-	14,843
Cash	354	2,811	345	17,420
Deposit with broker for futures contracts	26,959	27,857	27,449	67,759
Segregated cash for swap contracts	-	-	-	319
Unrealized appreciation on swap contracts, net	-	-	-	9,400
Receivable for securities sold	-	-	-	276,359
Interest and dividends receivable	16,192	9,413	14,715	441,026
Prepaid expenses	7,091	3,353	6,796	8,012
Total Assets	138,673,887	64,896,968	132,481,934	163,270,189
Liabilities:
Swaptions written, at fair value (premiums received $-, $-, $- and $35,691, respectively)	-	-	-	5,444
Premiums received on open swap contracts	-	-	-	16,433
Unrealized depreciation on futures contracts, net	-	-	-	507
Due to foreign custodian (cost $-, $-, $- and $4, respectively)	-	-	-	226
Payable for securities purchased	-	-	-	8,368,992
Payable for portfolio shares redeemed	193,046	5,890	21,000	19,875
Accrued distribution (12b-1) fees	29,617	13,914	28,280	33,214
Accrued investment advisory fees	57,403	29,136	61,336	107,066
Regulatory and compliance fees payable	726	362	747	881
Administrative service fees payable	10,960	5,206	10,495	12,339
Accrued expenses and other liabilities	41,424	20,599	41,195	58,458
Total Liabilities	333,176	75,107	163,053	8,623,435
Net Assets	$138,340,711	$64,821,861	$132,318,881	$154,646,754
Composition of Net Assets:
Paid-in capital	$108,883,567	$46,233,055	$105,848,976	$82,262,561
Total distributable earnings	29,457,144	18,588,806	26,469,905	72,384,193
Net Assets	$138,340,711	$64,821,861	$132,318,881	$154,646,754
Class II Shares:
Net Assets	$138,340,711	$64,821,861	$132,318,881	$154,646,754
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	11,670,334	4,956,704	11,377,411	12,563,630
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$11.85	$13.08	$11.63	$12.31

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Assets and Liabilities (Continued)

December 31, 2025

Assets:	Global Atlantic Moderate Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investments in securities, at cost	$56,852,495	$151,589,136	$49,466,746	$203,027,165
Investments in securities, at fair value	$81,667,177	$248,268,859	$62,910,487	$276,238,610
Cash	7,565	11,418	162	580
Deposit with broker for futures contracts	24,609	42,883	22,935	29,531
Unrealized appreciation on futures contracts, net	-	-	-	78
Receivable for securities sold	-	-	-	3,604,226
Interest and dividends receivable	12,065	36,566	7,688	894,189
Dividend tax reclaim receivable	-	-	-	5,236
Prepaid expenses	4,165	12,741	3,207	14,047
Total Assets	81,715,581	248,372,467	62,944,479	280,786,497
Liabilities:
Forward sale contracts, at fair value (proceeds receivable $-, $-, $- and $(2,888,877), respectively)	-	-	-	2,900,124
Payable for securities purchased	-	-	-	3,879,151
Payable for portfolio shares redeemed	70,122	37,318	9,203	22,534
Accrued distribution (12b-1) fees	17,454	53,096	13,426	58,600
Accrued investment advisory fees	36,758	109,078	14,769	191,456
Regulatory and compliance fees payable	445	1,321	348	1,498
Administrative service fees payable	6,431	19,756	4,968	21,683
Accrued expenses and other liabilities	25,383	75,619	19,407	94,232
Total Liabilities	156,593	296,188	62,121	7,169,278
Net Assets	$81,558,988	$248,076,279	$62,882,358	$273,617,219
Composition of Net Assets:
Paid-in capital	$51,519,250	$127,542,341	$45,156,005	$183,428,883
Total distributable earnings	30,039,738	120,533,938	17,726,353	90,188,336
Net Assets	$81,558,988	$248,076,279	$62,882,358	$273,617,219
Class II Shares:
Net Assets	$81,558,988	$248,076,279	$62,882,358	$273,617,219
Total shares outstanding at end of period ($0 par value, unlimited shares authorized)	6,549,204	18,434,268	5,233,953	20,780,181
Net asset value, offering and redemption price per share (Net assets ÷ Total shares of beneficial interest outstanding)	$12.45	$13.46	$12.01	$13.17

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations

For the Year Ended December 31, 2025

	Global Atlantic American Funds® Managed Risk Portfolio	Global Atlantic Balanced Managed Risk Portfolio	Global Atlantic BlackRock Selects Managed Risk Portfolio	Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
Investment Income:
Dividend income	$3,617,761	$1,783,400	$5,434,413	$1,785,062
Interest income	279,100	137,635	263,292	2,207,490
Total Investment Income	3,896,861	1,921,035	5,697,705	3,992,552
Expenses:
Investment advisory fee	1,269,520	371,043	759,754	1,384,200
Distribution fees (12b-1) - Class II Shares	352,645	168,656	345,342	407,118
Administrative service fees	46,768	22,368	45,800	53,992
Legal fees	44,459	21,229	43,632	51,357
Trustees fees	23,941	11,562	23,732	28,074
Custody fees	2,505	3,035	3,224	32,146
Interest expense	-	-	-	3,147
Regulatory and compliance fees	6,996	3,340	6,900	8,104
Miscellaneous expenses	79,791	38,949	79,286	93,851
Total Expenses	1,826,625	640,182	1,307,670	2,061,989
Expenses waived	(603,298)	(24,370)	(14,501)	(120,962)
Net Expenses	1,223,327	615,812	1,293,169	1,941,027
Net Investment Income	2,673,534	1,305,223	4,404,536	2,051,525
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,394,537	5,018,693	9,090,663	18,433,745
Swaptions	-	-	-	(15,944)
Futures contracts	(4,932,854)	(2,110,491)	(4,817,064)	(6,419,565)
Swap contracts	-	-	-	12,998
Foreign currency translations	-	-	-	36
Capital gain distributions from underlying funds	6,689,261	-	459,214	-
	3,150,944	2,908,202	4,732,813	12,011,270
Net change in unrealized appreciation/(depreciation) on:
Investments	8,505,289	1,180,468	2,743,449	(5,368,883)
Futures contracts	-	-	-	(40,551)
Swap contracts	-	-	-	(27,829)
Swaptions	-	-	-	(25,286)
Foreign currency translations	-	-	-	5,286
	8,505,289	1,180,468	2,743,449	(5,457,263)
Net Realized and Change in Unrealized Gain	11,656,233	4,088,670	7,476,262	6,554,007
Net Increase in Net Assets Resulting from Operations	$14,329,767	$5,393,893	$11,880,798	$8,605,532

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Operations (Continued)

For the Year Ended December 31, 2025

	Global Atlantic Moderate Managed Risk Portfolio	Global Atlantic Moderately Aggressive Managed Risk Portfolio	Global Atlantic Select Advisor Managed Risk Portfolio	Global Atlantic Wellington Research Managed Risk Portfolio
Investment Income:
Dividend income *	$1,890,383	$4,644,501	$1,289,684	$1,689,603
Interest income **	169,149	525,602	133,705	4,628,343
Total Investment Income	2,059,532	5,170,103	1,423,389	6,317,946
Expenses:
Investment advisory fee	460,737	1,400,937	584,619	2,418,474
Distribution fees (12b-1) - Class II Shares	209,426	636,789	162,394	711,316
Administrative service fees	27,774	84,449	21,537	94,334
Legal fees	26,552	80,511	20,519	89,845
Trustees fees	14,402	43,891	11,127	48,859
Custody fees	3,352	6,049	1,801	50,359
Regulatory and compliance fees	4,197	12,669	3,246	14,162
Miscellaneous expenses	48,126	145,952	36,970	162,961
Total Expenses	794,566	2,411,247	842,213	3,590,310
Expenses waived	(28,710)	(170,112)	(429,373)	(204,573)
Net Expenses	765,856	2,241,135	412,840	3,385,737
Net Investment Income	1,293,676	2,928,968	1,010,549	2,932,209
Net Realized and Change in Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	8,425,629	35,232,085	3,490,416	24,660,370
Futures contracts	(3,220,579)	(11,858,469)	(2,835,949)	(8,996,703)
Capital gain distributions from underlying funds	-	-	3,777,664	-
	5,205,050	23,373,616	4,432,131	15,663,667
Net change in unrealized appreciation/(depreciation) on:
Investments	769,139	(2,071,261)	(60,268)	3,502,361
Futures contracts	-	(19,603)	-	(15,055)
	769,139	(2,090,864)	(60,268)	3,487,306
Net Realized and Change in Unrealized Gain	5,974,189	21,282,752	4,371,863	19,150,973
Net Increase in Net Assets Resulting from Operations	$7,267,865	$24,211,720	$5,382,412	$22,083,182
* Foreign taxes withheld	$-	$-	$-	$5,609
** Foreign taxes withheld	$-	$-	$-	$370

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets

	Global Atlantic American Funds® Managed Risk Portfolio		Global Atlantic Balanced Managed Risk Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$2,673,534	$2,750,672	$1,305,223	$1,483,976
Net realized gain	3,150,944	8,173,579	2,908,202	6,158,421
Net change in unrealized appreciation (depreciation)	8,505,289	5,871,710	1,180,468	(981,684)
Net increase in net assets resulting from operations	14,329,767	16,795,961	5,393,893	6,660,713
From Distributions to Shareholders:
Total distributions paid	(8,651,062)	(2,689,473)	(1,679,637)	(1,595,811)
From Shares of Beneficial Interest:
Proceeds from shares sold	249,265	241,748	931,714	802,065
Reinvestment of distributions	8,651,062	2,689,473	1,679,638	1,595,811
Cost of shares redeemed	(24,422,792)	(33,758,700)	(13,780,780)	(20,679,841)
Net decrease in net assets from share transactions of beneficial interest	(15,522,465)	(30,827,479)	(11,169,428)	(18,281,965)
Total decrease in net assets	(9,843,760)	(16,720,991)	(7,455,172)	(13,217,063)
Net Assets:
Beginning of year	148,184,471	164,905,462	72,277,033	85,494,096
End of year	$138,340,711	$148,184,471	$64,821,861	$72,277,033
Share Activity:
Class II
Shares sold	21,720	23,056	77,252	67,448
Shares reinvested	731,282	235,712	128,119	128,178
Shares redeemed	(2,087,475)	(3,041,441)	(1,093,768)	(1,686,660)
Net decrease in shares of beneficial interest outstanding	(1,334,473)	(2,782,673)	(888,397)	(1,491,034)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic BlackRock Selects Managed Risk Portfolio		Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$4,404,536	$4,246,280	$2,051,525	$2,570,579
Net realized gain	4,732,813	18,126,945	12,011,270	25,385,329
Net change in unrealized appreciation (depreciation)	2,743,449	(6,521,553)	(5,457,263)	(14,752,124)
Net increase in net assets resulting from operations	11,880,798	15,851,672	8,605,532	13,203,784
From Distributions to Shareholders:
Total distributions paid	(12,950,522)	(2,789,968)	(27,814,478)	(12,308,726)
From Shares of Beneficial Interest:
Proceeds from shares sold	45,772	75,665	54,036	515,079
Reinvestment of distributions	12,950,522	2,789,968	27,814,478	12,308,726
Cost of shares redeemed	(27,644,901)	(34,575,822)	(29,325,820)	(39,813,329)
Net decrease in net assets from share transactions of beneficial interest	(14,648,607)	(31,710,189)	(1,457,306)	(26,989,524)
Total decrease in net assets	(15,718,331)	(18,648,485)	(20,666,252)	(26,094,466)
Net Assets:
Beginning of year	148,037,212	166,685,697	175,313,006	201,407,472
End of year	$132,318,881	$148,037,212	$154,646,754	$175,313,006
Share Activity:
Class II
Shares sold	3,927	6,653	4,085	35,684
Shares reinvested	1,117,388	236,639	2,265,023	855,962
Shares redeemed	(2,314,835)	(2,998,322)	(2,117,840)	(2,703,834)
Net increase (decrease) in shares of beneficial interest outstanding	(1,193,520)	(2,755,030)	151,268	(1,812,188)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Moderate Managed Risk Portfolio		Global Atlantic Moderately Aggressive Managed Risk Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,293,676	$1,455,603	$2,928,968	$3,460,946
Net realized gain	5,205,050	9,008,403	23,373,616	31,976,444
Net change in unrealized appreciation (depreciation)	769,139	(807,955)	(2,090,864)	349,719
Net increase in net assets resulting from operations	7,267,865	9,656,051	24,211,720	35,787,109
From Distributions to Shareholders:
Total distributions paid	(10,564,694)	(2,382,899)	(35,554,476)	(9,342,837)
From Shares of Beneficial Interest:
Proceeds from shares sold	378,192	145,711	62,775	738,195
Reinvestment of distributions	10,564,694	2,382,899	35,554,476	9,342,837
Cost of shares redeemed	(16,906,048)	(17,661,782)	(49,100,362)	(67,602,546)
Net decrease in net assets from share transactions of beneficial interest	(5,963,162)	(15,133,172)	(13,483,111)	(57,521,514)
Total decrease in net assets	(9,259,991)	(7,860,020)	(24,825,867)	(31,077,242)
Net Assets:
Beginning of year	90,818,979	98,678,999	272,902,146	303,979,388
End of year	$81,558,988	$90,818,979	$248,076,279	$272,902,146
Share Activity:
Class II
Shares sold	29,639	10,944	4,156	51,669
Shares reinvested	844,500	181,762	2,622,011	656,098
Shares redeemed	(1,291,302)	(1,373,407)	(3,455,628)	(4,805,795)
Net decrease in shares of beneficial interest outstanding	(417,163)	(1,180,701)	(829,461)	(4,098,028)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Statements of Changes in Net Assets (Continued)

	Global Atlantic Select Advisor Managed Risk Portfolio		Global Atlantic Wellington Research Managed Risk Portfolio
	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024
Increase/(Decrease) in Net Assets:
From Operations:
Net investment income	$1,010,549	$1,415,077	$2,932,209	$3,621,866
Net realized gain	4,432,131	5,467,393	15,663,667	43,977,462
Net change in unrealized appreciation (depreciation)	(60,268)	1,768,265	3,487,306	(8,756,672)
Net increase in net assets resulting from operations	5,382,412	8,650,735	22,083,182	38,842,656
From Distributions to Shareholders:
Total distributions paid	(6,475,173)	(1,170,792)	(46,508,862)	(13,092,046)
From Shares of Beneficial Interest:
Proceeds from shares sold	112,370	-	-	115,461
Reinvestment of distributions	6,475,173	1,170,792	46,508,862	13,092,046
Cost of shares redeemed	(11,711,766)	(15,573,158)	(56,468,314)	(69,592,999)
Net decrease in net assets from share transactions of beneficial interest	(5,124,223)	(14,402,366)	(9,959,452)	(56,385,492)
Total decrease in net assets	(6,216,984)	(6,922,423)	(34,385,132)	(30,634,882)
Net Assets:
Beginning of year	69,099,342	76,021,765	308,002,351	338,637,233
End of year	$62,882,358	$69,099,342	$273,617,219	$308,002,351
Share Activity:
Class II
Shares sold	9,568	-	-	8,135
Shares reinvested	541,855	94,724	3,528,745	903,523
Shares redeemed	(945,940)	(1,298,691)	(3,933,981)	(4,811,558)
Net decrease in shares of beneficial interest outstanding	(394,517)	(1,203,967)	(405,236)	(3,899,900)

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic American Funds® Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.39	$10.45	$10.85	$13.87	$12.62
Income from investment operations:
Net investment income (a,b)	0.22	0.19	0.18	0.34	0.21
Net realized and unrealized gain (loss) (c)	1.01	0.95	1.06	(2.56)	1.19
Total income (loss) from investment operations	1.23	1.14	1.24	(2.22)	1.40
Less distributions from:
Net investment income	(0.25)	(0.20)	(0.39)	(0.24)	(0.15)
Net realized gains	(0.52)	-	(1.25)	(0.56)	-
Total distributions from net investment income and net realized gains	(0.77)	(0.20)	(1.64)	(0.80)	(0.15)
Net asset value, end of year	$11.85	$11.39	$10.45	$10.85	$13.87
Total return (d)	10.78%	10.95%	13.27%	(15.94)%	11.12%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$138,341	$148,184	$164,905	$172,678	$232,531
Ratio of net expenses to average net assets (e)	0.87%	0.87%	0.87%	0.86%	0.85%
Ratio of gross expenses to average net assets (e,f)	1.29%	1.27%	1.27%	1.26%	1.25%
Ratio of net investment income to average net assets (b,e)	1.90%	1.74%	1.60%	2.85%	1.55%
Portfolio turnover rate	23%	11%	12%	41%	18%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Balanced Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.37	$11.65	$10.68	$13.88	$13.10
Income from investment operations:
Net investment income (a,b)	0.24	0.23	0.20	0.15	0.12
Net realized and unrealized gain (loss) (c)	0.81	0.76	0.94	(2.25)	1.05
Total income (loss) from investment operations	1.05	0.99	1.14	(2.10)	1.17
Less distributions from:
Net investment income	(0.30)	(0.27)	(0.17)	(0.11)	(0.10)
Net realized gains	(0.04)	-	-	(0.99)	(0.29)
Total distributions from net investment income and net realized gains	(0.34)	(0.27)	(0.17)	(1.10)	(0.39)
Net asset value, end of year	$13.08	$12.37	$11.65	$10.68	$13.88
Total return (d)	8.46%	8.46%	10.81%	(15.07)%	8.99%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$64,822	$72,277	$85,494	$89,499	$119,376
Ratio of net expenses to average net assets (e)	0.91%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets (e,f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	1.93%	1.85%	1.83%	1.24%	0.90%
Portfolio turnover rate	33%	39%	74%	52%	82	% (g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic Goldman Sachs Dynamic Trends Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic BlackRock Selects Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$11.78	$10.88	$9.86	$12.46	$11.44
Income from investment operations:
Net investment income (a,b)	0.38	0.31	0.17	0.08	0.33
Net realized and unrealized gain (loss) (c)	0.69	0.81	0.94	(2.01)	0.86
Total income (loss) from investment operations	1.07	1.12	1.11	(1.93)	1.19
Less distributions from:
Net investment income	(0.40)	(0.22)	(0.09)	(0.38)	(0.17)
Net realized gains	(0.82)	-	-	(0.29)	-
Total distributions from net investment income and net realized gains	(1.22)	(0.22)	(0.09)	(0.67)	(0.17)
Net asset value, end of year	$11.63	$11.78	$10.88	$9.86	$12.46
Total return (d)	9.13%	10.28%	11.39%	(15.48)%	10.41%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$132,319	$148,037	$166,686	$176,979	$235,544
Ratio of net expenses to average net assets (e)	0.94%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets (e,f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	3.19%	2.66%	1.64%	0.73%	2.73%
Portfolio turnover rate	84%	79%	78%	80%	93%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.12	$14.16	$14.11	$16.52	$14.25
Income from investment operations:
Net investment income (a,b)	0.17	0.20	0.20	0.14	0.09
Net realized and unrealized gain (loss) (c)	0.62	0.78	0.79	(2.18)	2.31
Total income (loss) from investment operations	0.79	0.98	0.99	(2.04)	2.40
Less distributions from:
Net investment income	(0.25)	(0.25)	(0.17)	(0.11)	(0.13)
Net realized gains	(2.35)	(0.77)	(0.77)	(0.26)	-
Total distributions from net investment income and net realized gains	(2.60)	(1.02)	(0.94)	(0.37)	(0.13)
Net asset value, end of year	$12.31	$14.12	$14.16	$14.11	$16.52
Total return (d)	5.63%	6.85%	7.77%	(12.33)%	16.87%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$154,647	$175,313	$201,407	$216,832	$284,598
Ratio of net expenses to average net assets (e)	1.19%	1.19%	1.19%	1.19%	1.18%
Ratio of gross expenses to average net assets (e,f)	1.27%	1.23%	1.23%	1.22%	1.20%
Ratio of net investment income to average net assets (b,e)	1.26%	1.34%	1.44%	0.96%	0.56%
Portfolio turnover rate (g)	20%	28%	10%	21%	18%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

(g)  The portfolio turnover rate excludes mortgage dollar roll transactions for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022, and December 31, 2021. If these were included in the calculation, the turnover percentage would be 72%, 59%, 34%, 58%, and 59%, respectively.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderate Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$13.04	$12.11	$11.14	$14.51	$13.18
Income from investment operations:
Net investment income (a,b)	0.20	0.20	0.18	0.14	0.11
Net realized and unrealized gain (loss) (c)	1.01	1.07	1.20	(2.38)	1.46
Total income (loss) from investment operations	1.21	1.27	1.38	(2.24)	1.57
Less distributions from:
Net investment income	(0.25)	(0.22)	(0.16)	(0.13)	(0.13)
Net realized gains	(1.55)	(0.12)	(0.25)	(1.00)	(0.11)
Total distributions from net investment income and net realized gains	(1.80)	(0.34)	(0.41)	(1.13)	(0.24)
Net asset value, end of year	$12.45	$13.04	$12.11	$11.14	$14.51
Total return (d)	9.24%	10.50%	12.82%	(15.38)%	11.91%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$81,559	$90,819	$98,679	$104,086	$141,182
Ratio of net expenses to average net assets (e)	0.91%	0.92%	0.92%	0.91%	0.90%
Ratio of gross expenses to average net assets (e,f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	1.54%	1.51%	1.55%	1.11%	0.78%
Portfolio turnover rate	31%	35%	64%	48%	44%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.17	$13.01	$12.18	$14.77	$12.98
Income from investment operations:
Net investment income (a,b)	0.16	0.16	0.16	0.13	0.10
Net realized and unrealized gain (loss) (c)	1.30	1.48	1.43	(2.28)	1.81
Total income (loss) from investment operations	1.46	1.64	1.59	(2.15)	1.91
Less distributions from:
Net investment income	(0.21)	(0.20)	(0.16)	(0.12)	(0.12)
Net realized gains	(1.96)	(0.28)	(0.60)	(0.32)	-
Total distributions from net investment income and net realized gains	(2.17)	(0.48)	(0.76)	(0.44)	(0.12)
Net asset value, end of year	$13.46	$14.17	$13.01	$12.18	$14.77
Total return (d)	10.20%	12.56%	13.83%	(14.56)%	14.69%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$248,076	$272,902	$303,979	$312,877	$414,260
Ratio of net expenses to average net assets (e)	0.88%	0.88%	0.88%	0.88%	0.88%
Ratio of gross expenses to average net assets (e,f)	0.95%	0.92%	0.92%	0.91%	0.90%
Ratio of net investment income to average net assets (b,e)	1.15%	1.16%	1.30%	1.02%	0.73%
Portfolio turnover rate	32%	34%	54%	44%	32%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Select Advisor Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025	For the Year Ended December 31, 2024	For the Year Ended December 31, 2023	For the Year Ended December 31, 2022	For the Year Ended December 31, 2021
Net asset value, beginning of year	$12.28	$11.13	$10.95	$14.48	$13.38
Income from investment operations:
Net investment income (a,b)	0.19	0.23	0.17	0.22	0.13
Net realized and unrealized gain (loss) (c)	0.88	1.13	1.10	(2.53)	1.64
Total income (loss) from investment operations	1.07	1.36	1.27	(2.31)	1.77
Less distributions from:
Net investment income	(0.29)	(0.21)	(0.24)	(0.15)	(0.18)
Net realized gains	(1.05)	-	(0.85)	(1.07)	(0.49)
Total distributions from net investment income and net realized gains	(1.34)	(0.21)	(1.09)	(1.22)	(0.67)
Net asset value, end of year	$12.01	$12.28	$11.13	$10.95	$14.48
Total return (d)	8.75%	12.17%	12.82%	(15.94)%	13.31%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$62,882	$69,099	$76,022	$78,921	$105,532
Ratio of net expenses to average net assets (e)	0.64%	0.64%	0.64%	0.64%	0.64%
Ratio of gross expenses to average net assets (e,f)	1.30%	1.27%	1.27%	1.26%	1.25%
Ratio of net investment income to average net assets (b,e)	1.56%	1.91%	1.54%	1.75%	0.90%
Portfolio turnover rate	37%	23%	19%	33%	17%

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Financial Highlights

Global Atlantic Wellington Research Managed Risk Portfolio

Selected data for a Class II share outstanding throughout each year

	For the Year Ended December 31, 2025		For the Year Ended December 31, 2024		For the Year Ended December 31, 2023		For the Year Ended December 31, 2022		For the Year Ended December 31, 2021
Net asset value, beginning of year	$14.54		$13.50		$11.90		$16.45		$15.23
Income from investment operations:
Net investment income (a,b)	0.15		0.16		0.13		0.08		0.01
Net realized and unrealized gain (loss) (c)	1.07		1.50		1.56		(2.91)		1.86
Total income (loss) from investment operations	1.22		1.66		1.69		(2.83)		1.87
Less distributions from:
Net investment income	(0.21)		(0.18)		(0.09)		(0.02)		(0.09)
Net realized gains	(2.38)		(0.44)		-		(1.70)		(0.56)
Total distributions from net investment income and net realized gains	(2.59)		(0.62)		(0.09)		(1.72)		(0.65)
Net asset value, end of year	$13.17		$14.54		$13.50		$11.90		$16.45
Total return (d)	8.38%		12.33%		14.27%		(17.13)%		12.38%
Ratios and Supplemental Data:
Net assets, end of year (in 000's)	$273,617		$308,002		$338,637		$354,491		$485,474
Ratio of net expenses to average net assets (e)	1.19%		1.19%		1.19%		1.19%		1.20%
Ratio of gross expenses to average net assets (e,h)	1.26%		1.23%		1.23%		1.22%		1.20%
Ratio of net investment income to average net assets (b,e)	1.06%		1.10%		1.07%		0.54%		0.09%
Portfolio turnover rate	100	% (f)	85	% (f)	90	% (f)	80	% (f)	91	% (f,g)

(a)  Net investment income has been calculated using the average shares method, which more appropriately presents the per share data for the period.

(b)  Recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.

(c)  Realized and unrealized gain (loss) per share are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with aggregate gains and losses in the statement of operations due to timing of share transactions.

(d)  Total returns are historical and assume changes in share price and reinvestment of dividends and capital gains distributions. Total return does not reflect the deduction of taxes that a shareholder may pay on Portfolio distributions or on the redemption of Portfolio shares, as well as other charges and expenses of the insurance contract or separate account. Total returns would have been lower absent fee waivers by the Adviser.

(e)  Does not include the expenses of the investment companies in which the Portfolio invests.

(f)  The portfolio turnover rates excludes mortgage dollar roll transactions for the years ended December 31, 2025, December 31, 2024, December 31, 2023, December 31, 2022 and December 31, 2021. If these were included in the calculation the turnover percentage would be 111%, 102%, 114%, 165% and 162% respectively.

(g)  During the year ended December 31, 2021, the Portfolio engaged in security transactions associated with the transition of assets from Global Atlantic PIMCO Tactical Allocation Portfolio, which merged into the Portfolio on August 20, 2021. Certain security transactions were excluded from the portfolio turnover rate calculation. If these transactions were included, portfolio turnover would have been higher.

(h)  Represents the ratio of expenses to average net assets absent fee waivers and/or expense reimbursements by the Adviser.

See accompanying notes to financial statements.

Global Atlantic Portfolios

Notes to Financial Statements

December 31, 2025

1.  ORGANIZATION

As of December 31, 2025, the Global Atlantic Portfolios were comprised of sixteen different actively managed portfolios, eight of which are discussed in this report (each, a "Portfolio" and collectively, the "Portfolios"). Each Portfolio is a series of shares of beneficial interest of Forethought Variable Insurance Trust (the "Trust"), a statutory trust organized under the laws of the State of Delaware, and registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company.

Portfolio	Commencement Date	Investment Objective
Global Atlantic American Funds® Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Balanced Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic BlackRock Selects Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio)	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio)	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio)	April 30, 2014	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Select Advisor Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.
Global Atlantic Wellington Research Managed Risk Portfolio	October 31, 2013	Capital appreciation and income while seeking to manage volatility.

Each Portfolio is diversified. Certain of the Portfolios operate as "fund of funds." A "fund of funds" typically invests in multiple underlying funds and its level of interest in any particular underlying fund may fluctuate. The Portfolios are intended to be funding vehicles for variable annuity contracts offered by separate accounts of Forethought Life Insurance Company ("FLIC"). The assets of each Portfolio are segregated and a shareholder's interest is limited to the Portfolio in which shares are held. Each Portfolio pays its own expenses.

As of December 31, 2025, the Portfolios offered Class II shares at net asset value.

References herein to a Portfolio's investment in a particular instrument include direct and indirect investments through investment companies such as open-end funds (mutual funds, exchange traded funds ("ETFs") and variable insurance trusts) and closed-end funds, as applicable.

2.  SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Portfolios in preparation of their financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("US GAAP"). The preparation of the financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. Each Portfolio is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standard Codification Topic 946 "Financial Services – Investment Companies".

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Securities Valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the primary exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ, at the NASDAQ Official Closing Price. In the absence of a sale, such securities shall be valued at the mean between the current bid and ask prices on the day of valuation. Futures and future options are valued at the final settle price or, in the absence of a settle price, at the last sale price on the day of valuation. Debt securities are valued on the basis of valuations provided by dealers or by an independent pricing service which take into account appropriate factors such as trading activity, readily available market quotations (including broker quotes), yield, quality, coupon rate, maturity, type of issue, trading characteristic, call features, credit ratings and other data. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost to the extent it is determined that amortized cost approximates fair value. Forward currency contracts are valued at the forward currency contract rates, determined at 11:00 am Eastern Time or the nearest time prior to the close of the New York Stock Exchange. Exchange listed swaps are valued at the last quoted sales price or, in the absence of a sale, at the mean between the current bid and ask prices. Other swaps are valued by a pricing service provider covering the specific type of swap. When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on swap contracts.

Valuation of Investment Companies – The Portfolios may invest in one or more portfolios of open-end investment companies (the "Underlying Fund" or "Underlying Funds"). Each Underlying Fund is valued at its respective net asset value as reported by such investment company (except exchange-traded funds ETFs). ETFs are valued daily at the last sale price or official closing price on the principal exchange or system on which the investment is traded. Each Underlying Fund values securities in its portfolio for which market quotations are readily available at their market values (generally the last reported sale price) and all other securities and assets at their fair value based on the methods approved by each Underlying Fund's board of trustees.

Illiquid Investments – Pursuant to Rule 22e-4 under the 1940 Act ("Rule 22e-4"), a Portfolio may not acquire any "illiquid investment" if, immediately after the acquisition, the Portfolio would have invested more than 15% of its net assets in illiquid investments that are assets. An "illiquid investment" is any investment that a Portfolio reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. The Trust has implemented a liquidity risk management program and related procedures to identify illiquid investments pursuant to Rule 22e-4, and the Board of Trustees ("Board") has approved the designation of Global Atlantic Investment Advisors, LLC (the "Adviser"), investment adviser to the Portfolios, to administer the Trust's liquidity risk management program and related procedures. Illiquid investments include securities subject to contractual or legal restrictions on resale (e.g., they have not been registered under the Securities Act of 1933) and securities that are otherwise not readily marketable (e.g., trading in the security is suspended or market makers do not exist or will not entertain bids or offers). These investments will be valued at their fair value, as outlined below.

Valuation Designee and Valuation Process – Pursuant to Rule 2a-5 under the 1940 Act, the Board has designated the Adviser as the Portfolios' Valuation Designee (the "Designee"). The Designee is responsible for establishing fair value when the price of a security is not readily available or deemed unreliable. Such investments will be valued at their fair market value as determined using the valuation procedures established by the Designee and approved by the Board. The Adviser carries out its designated activities through the Adviser's Fair Value Committee.

In accordance with the valuation procedures, fair value determinations are required for, among others, the following securities: (i) securities for which market quotations are not readily available on a particular business day (including without limitation securities for which there is a short and temporary lapse in the provision of a price by the regular pricing source); (ii) securities for which, in the opinion of the Adviser or relevant Sub-Adviser, the prices or values available do not represent the fair value of the instrument (factors which may cause the Adviser or Sub-Adviser to make such a judgment include, but are not limited to, the following: the availability of only a bid price or an ask price; the spread between bid and ask prices; the frequency of sales; the thinness of the market; the size of reported trades; and actions of the securities markets or regulators, such as the suspension or limitation of trading); (iii) securities determined to be illiquid; (iv) securities with respect to which an event that will affect the value thereof has occurred (a "significant event") subsequent to the determination of the closing price reported on the principal exchange on which the securities are traded, but prior to the relevant Portfolio's calculation of its net asset value ("NAV"); and (v) mutual funds that do not provide timely NAV information. Restricted or illiquid securities, such as private placements or non-traded securities, are valued via inputs from the Adviser's or Sub-Adviser's valuation based on the current bid for the security from two or more independent dealers or other parties reasonably familiar with the facts

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

and circumstances of the security (who should take into consideration all relevant factors as may be appropriate under the circumstances). If the Adviser or Sub-Adviser is unable to obtain a current bid from such independent dealers or other independent parties, the Designee shall determine the fair value of restricted or illiquid securities using certain factors, such as, but not limited to: (i) the type of security; (ii) the cost at date of purchase; (iii) the size and nature of the Portfolio's holdings; (iv) the discount from market value of unrestricted securities of the same class at the time of purchase and subsequent thereto; (v) information as to any transactions or offers with respect to the security; (vi) the nature and duration of restrictions on disposition of the security and the existence of any registration rights, as well as any estimation of the cost of registration or otherwise qualifying the security for public sale, including commissions; (vii) how the yield of the security compares to similar securities of companies of similar or equal creditworthiness; (viii) the level of recent trades of similar or comparable securities; (ix) the liquidity characteristics of the security; (x) current market conditions; (xi) the market value of any securities into which the security is convertible or exchangeable; (xii) the security's embedded option values; and (xiii) information about the financial condition of the issuer and its prospects.

Each Portfolio utilizes various methods to measure the fair value of all its investments on a recurring basis. US GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Portfolio has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Portfolio's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of December 31, 2025 for each Portfolio's investments measured at fair value:

Global Atlantic American Funds® Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$120,824,285	$-	$-	$120,824,285
Mutual Funds	11,759,784	-	-	11,759,784
Short-Term Investments	6,039,222	-	-	6,039,222
Total	$138,623,291	$-	$-	$138,623,291

Global Atlantic Balanced Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$62,165,205	$-	$-	$62,165,205
Short-Term Investments	2,688,329	-	-	2,688,329
Total	$64,853,534	$-	$-	$64,853,534

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic BlackRock Selects Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$97,745,110	$-	$-	$97,745,110
Variable Insurance Trusts	26,922,633	-	-	26,922,633
Short-Term Investments	7,764,886	-	-	7,764,886
Total	$132,432,629	$-	$-	$132,432,629

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$109,479,335	$30	$-	$109,479,365
Corporate Bonds and Notes	-	17,479,852	-	17,479,852
Agency Mortgage Backed Securities	-	12,743,742	-	12,743,742
Asset Backed and Commercial Backed Securities	-	7,134,554	-	7,134,554
U.S. Treasury Securities and Agency Bonds	-	4,165,543	-	4,165,543
Mutual Funds	1,119,715	-	-	1,119,715
Municipal Bonds	-	543,388	-	543,388
Short-Term Investments	9,768,892	-	-	9,768,892
Futures Contracts*	7,672	-	-	7,672
Swap Contracts	-	10,204	-	10,204
Swaptions Purchased	-	14,843	-	14,843
Total	$120,375,614	$42,092,156	$-	$162,467,770
Liabilities	Level 1	Level 2	Level 3	Total
Futures Contracts*	$8,179	$-	$-	$8,179
Swap Contracts	-	804	-	804
Swaptions Written	-	5,444	-	5,444
Total	$8,179	$6,248	$-	$14,427

Global Atlantic Moderate Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$78,076,877	$-	$-	$78,076,877
Short-Term Investments	3,590,300	-	-	3,590,300
Total	$81,667,177	$-	$-	$81,667,177

Global Atlantic Moderately Aggressive Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$238,131,271	$-	$-	$238,131,271
Short-Term Investments	10,137,588		-	10,137,588
Total	$248,268,859	$-	$-	$248,268,859

Global Atlantic Select Advisor Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Variable Insurance Trusts	$49,335,555	$-	$-	$49,335,555
Exchange-Traded Funds	10,710,824	-	-	10,710,824
Short-Term Investments	2,864,108	-	-	2,864,108
Total	$62,910,487	$-	$-	$62,910,487

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic Wellington Research Managed Risk Portfolio

Assets	Level 1	Level 2	Level 3	Total
Common Stocks	$171,946,237	$-	$-	$171,946,237
U.S. Treasury Securities and Agency Bonds	-	41,419,965	-	41,419,965
Agency and Mortgage Backed Securities	-	23,249,447	-	23,249,447
Corporate Bonds and Notes	-	20,857,897	-	20,857,897
Asset Backed and Commercial Backed Securities	-	6,576,375	-	6,576,375
Municipal Bonds	-	1,250,562	-	1,250,562
Sovereign Debts	-	727,395	-	727,395
Short-Term Investments	10,210,732	-	-	10,210,732
Futures Contracts*	78	-	-	78
Total	$182,157,047	$94,081,641	$-	$276,238,688
Liabilities	Level 1	Level 2	Level 3	Total
Forward Sales Contracts	-	2,900,124	-	2,900,124
Total	$-	$2,900,124	$-	$2,900,124

*  Net unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

The Portfolios did not hold any Level 3 securities during the year ended December 31, 2025.

Security Transactions and Related Income – Security transactions are accounted for on a trade date basis. Interest income is recognized on the accrual basis and includes, where applicable, the pro-rata amortization of premium or accretion of discount calculated using constant yield to maturity or effective yield. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and Distributions to Shareholders – Dividends from net investment income and distributions from net realized capital gains, if any, are declared and paid annually. Dividends and distributions to shareholders are recorded on ex-date and are determined in accordance with Federal income tax regulations, which may differ from US GAAP. These "book/tax" differences are considered either temporary (e.g., deferred losses, capital loss carryforwards) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their Federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets, results from operations or net asset values per share of the Portfolios.

Cash and Cash Equivalents – Cash and cash equivalents include cash and overnight investments in interest-bearing demand deposits with a financial institution with original maturities of three months or less. The Portfolios may maintain deposits with a financial institution which could be an amount that is in excess of federally insured limits. The Portfolios have not experienced any losses on their accounts.

Federal Income Tax – It is each Portfolio's policy to qualify as a regulated investment company by complying with the provisions of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of their taxable income and net realized gains to shareholders. Therefore, no Federal income tax provision is required.

Each Portfolio will recognize the tax benefits of uncertain tax positions only where the position is "more likely than not" to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio's tax positions and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken in each Portfolio's 2023 and 2024 tax returns, or is expected to be taken in each Portfolio's 2025 tax return. Each Portfolio identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Portfolios make significant investments; however, the Portfolios are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Foreign Currency Translation – The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currencies, as well as investment securities and other assets and liabilities denominated in foreign currencies, are translated into U.S. dollars using exchange rates deemed appropriate by the Adviser. Purchases and sales of securities, income receipts and expense payments are translated into U.S. dollars on the respective dates of such transactions.

Net realized gains and losses on foreign currency transactions represent net gains and losses from currency realized between the trade and settlement dates on securities transactions and the difference between income accrued versus income received. The effects of changes in foreign currency exchange rates on investments in securities are included with the net realized and change in unrealized gain or loss on foreign currency translations.

Forward Foreign Currency Contracts – As foreign securities are purchased, a Portfolio may enter into forward currency contracts in order to hedge against foreign currency exchange rate risks. A forward currency contract involves an obligation to purchase or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. The market value of the contract fluctuates with changes in currency exchange rates. The contract is marked-to-market daily and the change in market value is recorded by a Portfolio as an unrealized gain or loss. As foreign securities are sold, a portion of the contract is generally closed and a Portfolio records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses from contract transactions are included as a component of net realized gains/(losses) from forward foreign currency contracts in the Statements of Operations.

Options Transactions – Certain Portfolios are subject to equity price risk, interest rate risk and foreign currency risk in the normal course of pursuing their investment objectives and may purchase or sell options to help hedge against this risk.

A Portfolio may purchase and write (i.e., sell) put and call options. Such options may relate to particular securities or securities indices, including ETFs, and may or may not be listed on a domestic or foreign securities exchange and may or may not be issued by the Options Clearing Corporation. Options trading is a highly specialized activity that entails greater than ordinary investment risk. Options may be more volatile than the underlying instruments, and therefore, on a percentage basis, an investment in options may be subject to greater fluctuation than an investment in the underlying instruments themselves. A call option for a particular security gives the purchaser of the option, in return for a premium, the right, but not the obligation, to buy, and the writer (seller) the obligation to sell, the underlying security at the stated exercise price at any time prior to the expiration of the option for American options or only at expiration for European options, regardless of the market price of the security. The premium paid to the writer is in consideration for undertaking the obligation under the option contract. A put option for a particular security gives the purchaser the right, but not the obligation, to sell the security at the stated exercise price at any time prior to the expiration date of the option for American options or only at expiration for European options, regardless of the market price of the security.

Securities index options are put options and call options on various securities indices. In most respects, they are identical to listed options on common stocks. The primary difference between stock options and index options occurs when index options are exercised. In the case of stock options, the underlying security, common stock, is delivered. However, upon the exercise of an index option, settlement does not occur by delivery of the securities comprising the index. The option holder who exercises the index option receives an amount of cash if the closing level of the securities index upon which the option is based is greater than, in the case of a call, or less than, in the case of a put, the exercise price of the option. This amount of cash is equal to the difference between the closing price of the securities index and the exercise price of the option expressed in dollars times a specified multiple. A securities index fluctuates with changes in the market value of the securities included in the index.

The Portfolios may purchase and sell options on the same types of futures in which it may invest. Options on futures are similar to options on underlying instruments except that options on futures give the purchaser the right, but not the obligation, to buy in return for the premium paid, to assume a position in a futures contract (a long position if the option is a call and a short position if the option is a put), rather than to purchase or sell the futures contract, at a specified exercise price at any time during the period of the option. Upon exercise of the option, the delivery of the futures position by the writer of the option to the holder of the option will be accompanied by the delivery of the accumulated balance in the writer's futures margin account which represents the amount by which the market price of the futures contract, at exercise, exceeds (in the case of a call) or is less than (in the case of a put) the exercise price of the option on the futures contract. Purchasers of options who fail to exercise their options prior to the exercise date suffer a loss of the premium paid.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Futures Contracts – The Portfolios are subject to equity price risk in the normal course of pursuing their investment objectives. The Portfolios may sell futures contracts to hedge against market risk, foreign currency exchange rate risks, and to reduce return volatility. Futures are standardized, exchange-traded contracts that provide for the future sale by one party and purchase by another party of a specified amount of a specific financial instrument (e.g., units of a securities index) for a specified price, date, time and place designated at the time the contract is made. Brokerage fees are incurred when a futures contract is bought or sold, and initial and variation margin deposits must be maintained. Entering into a contract to buy is commonly referred to as buying or purchasing a contract or holding a long position. Entering into a contract to sell is commonly referred to as selling a contract or holding a short position. The Portfolios may also buy or sell hedge instruments based on one or more market indices in an attempt to maintain the Portfolios' volatility at a targeted level. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities or cash as collateral for the account of the broker (the Portfolio's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, a Portfolio recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Portfolio's basis in the contract. If a Portfolio were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Portfolio would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts. These amounts are disclosed on the Statements of Assets and Liabilities as Deposits with Brokers when applicable. Risks may exceed amounts recognized in the Statements of Assets and Liabilities. With futures, there is minimal counterparty credit risk to a Portfolio since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on futures contracts by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	Equity	$(4,932,854)	$-
Global Atlantic Balanced Managed Risk Portfolio	Equity	(2,110,491)	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	Equity	(4,817,064)	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Equity	(6,371,983)	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	(47,582)	(40,551)
Global Atlantic Moderate Managed Risk Portfolio	Equity	(3,220,579)	-
Global Atlantic Moderately Aggressive Managed Risk Portfolio	Equity	(11,858,469)	(19,603)
Global Atlantic Select Advisor Managed Risk Portfolio	Equity	(2,835,949)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Equity	(9,021,414)	-
Global Atlantic Wellington Research Managed Risk Portfolio	Interest Rate	24,711	(15,055)

Swap Agreements – Certain Portfolios are subject to equity price risk and/or interest rate risk in the normal course of pursuing their investment objectives. These Portfolios may enter into various swap transactions for investment purposes or to manage interest rate, equity, foreign exchange (currency) or credit risk. These are two-party contracts entered into primarily to exchange the returns (or differentials in rates of returns) earned or realized on particular pre-determined investments or instruments. In a standard over-the-counter ("OTC") swap, two parties agree to exchange the returns, differentials in rates of return or some other amount earned or realized on the "notional amount" (i.e., the return or increase in value of a particular dollar amount invested in a "basket" of securities, representing a particular index or industry sectors) of predetermined investments or instruments.

Certain Portfolios may enter into credit default swaps ("CDS"). CDS are two-party contracts that transfer credit exposure between the parties. One party (the "buyer") receives credit protection and the other party (the "seller") takes on credit risk. The buyer typically makes predetermined periodic payments to the seller in exchange for the seller's commitment to purchase the underlying reference obligation if a defined credit event occurs, such as a default, bankruptcy or failure to pay interest or principal on a reference debt instrument, with respect to a specified issuer or one of the reference issuers in a CDS portfolio. If the defined credit event occurs, the seller must pay the agreed-upon value of a reference obligation to the

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

counterparty or perform pursuant to the agreement. The buyer must then surrender the reference obligation to the seller. As a seller of credit protection in a CDS, a Portfolio would be liable for the notional amount of the swap.

The swaps in which a Portfolio may invest may be centrally cleared or bi-laterally traded. The gross returns to be exchanged or "swapped" between the parties are calculated with respect to a notional amount. Changes in the value of swap agreements are recognized as unrealized gains or losses in the Statements of Operations by "marking to market" on a daily basis to reflect the value of the swap agreement at the end of each trading day. Payments received or paid at the beginning of a swap agreement are reflected as such on the Statements of Assets and Liabilities and may be referred to as upfront payments. A Portfolio amortizes upfront payments and/or accrues for the fixed payment stream on swap agreements on a daily basis with the net amount recorded as a component of unrealized gain or loss on the Statements of Operations. Realized gains and losses from the decrease in notional value of the swap are recognized on the trade date. A liquidation payment received or made at the termination of the swap agreement is recorded as a realized gain or loss on the Statements of Operations. Swap agreements involve, to varying degrees, lack of liquidity and elements of credit, market and counterparty risk in excess of amounts recognized on the Statements of Assets and Liabilities. Each Portfolio's maximum risk of loss from the counterparty credit risk is the discounted net value of the cash flow to be received from the counterparty over the contract's remaining life, to the extent that amount is positive.

Swaps may involve greater risks than direct investments in securities because swaps may be leveraged and, when traded in the OTC markets, are subject to counterparty risk, credit risk and pricing risk, each of which individually and collectively, may have a considerable impact on the performance of a Portfolio. CDS in particular may involve greater risks than investing in a referenced instrument directly. Swaps, especially those that are not exchange-traded, may also be considered illiquid. It may not be possible for a Portfolio to liquidate a swap position at an advantageous time or price, which may result in significant losses. Although central clearing and exchange-trading of swaps may decrease counterparty risk and increase market liquidity, exchange-trading and clearing do not make the contracts risk free, but rather, the primary credit risk on such contracts is the creditworthiness of the clearing broker or the clearinghouse.

The Portfolios use cash and certain securities as collateral to swap agreements as indicated on the Portfolio of Investments and Statements of Assets and Liabilities. Such collateral is held for the benefit of the counterparty in a segregated account to prevent non-payment by the Portfolios. If the counterparty defaults, a Portfolio may seek return of this collateral and incur certain costs exercising their rights to the collateral.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swap agreements by risk type, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest Rate	$4,917	$(30,528)
	Credit	8,081	2,699

Swaption Transactions – Certain Portfolios may enter into swaption transactions. A swaption, also known as a swap option, refers to an option to enter into an interest rate swap or other type of swap. In exchange for an options premium, the buyer gains the right but not the obligation to enter into a specified swap agreement with the issuer on a specified future date.

For the year ended December 31, 2025, realized gains/(losses) and the change in unrealized appreciation/(depreciation) on swaptions, as disclosed in the Statements of Operations, is as follows:

	Risk Type	Realized Gain/(Loss)	Change in Unrealized Appreciation/(Depreciation)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Interest rate	$-	$(69)
	Credit	(15,944)	(19,996)
	Currency	-	(5,221)

Offsetting of Financial Assets/Liabilities and Derivative Assets/Liabilities – The following tables present certain of the Portfolios' asset/liability derivatives available for offset under a master netting arrangement net of collateral pledged as

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

of December 31, 2025. Derivatives not subject to a master netting arrangement, such as centrally cleared swaps, are not included in the table.

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities		Collateral Pledged (2)	Net Amount of Recognized Liabilities
CitiBank $4	$(4)	$-	$-	$-	$73	$(4)	$69	$		(69)	$-
JP Morgan Securities LLC	37,992	(37,992)	-	-	-	63,716	(37,992)		25,724	(25,724)	-
Total	$37,996	$(37,996)	$-	$-	$-	$63,789	$(37,996)		$25,793	$(25,793)	$-

Global Atlantic Wellington Research Managed Risk Portfolio

	Gross Amounts of Recognized Assets (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Assets Presented in the Statements of Assets & Liabilities	Collateral Received (2)	Net Amount of Recognized Assets	Gross Amounts of Recognized Liabilities (1)	Financial Instruments and Derivatives Available for Offset	Net Amount of Liabilities Presented in the Statements of Assets & Liabilities	Collateral Pledged (2)	Net Amount of Recognized Liabilities
JP Morgan Chase Bank	$78	$-	$78	$-	$78	$-	$-	$-	$-	$-
Total	$78	$-	$78	$-	$78	$-	$-	$-	$-	$-

(1)  Gross unrealized appreciation/(depreciation) as presented in the Portfolio of Investments.

(2)  The amount is limited to the net derivative balance and, accordingly, may not include collateral or excess collateral received or pledged.

Impact of Derivatives on the Statements of Assets and Liabilities – The following table presents a summary of the location of derivative investments categorized by primary risk exposure on the Portfolios' Statements of Assets and Liabilities as of December 31, 2025:

Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio

	Equity		Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$		$7,672	$-	$-	$7,672
Unrealized appreciation on Swap Contracts		-	1,773	8,431	-	10,204
Swaptions purchased, at fair value		-	4	3,596	11,243	14,843
Liabilities
Unrealized depreciation on Futures Contracts		-	(8,179)	-	-	(8,179)
Unrealized depreciation on Swap Contracts		-	-	(804)	-	(804)
Swaptions written, at fair value		-	(73)	(1,272)	(4,099)	(5,444)
Total		$-	$1,197	$9,951	$7,144	$18,292

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Global Atlantic Wellington Research Managed Risk Portfolio

	Equity	Interest Rate Contracts	Credit Contracts	Currency Contracts	Total
Assets
Unrealized appreciation on Futures Contracts	$-	$78	$-	$-	$78

The notional value of the derivative instruments outstanding as of December 31, 2025, as disclosed in the Portfolios of Investments, and the amounts of realized and unrealized gains and losses on derivative instruments during the period as disclosed above and within the Statements of Operations serve as indicators of the volume of derivative activity for the Portfolios. In addition, for the fiscal year ended December 31, 2025, the relevant values of each derivative type were as follows:

	Average Number of Contracts or Notional Amounts*
Fund	Long Futures Contracts	Long Futures Notional Value	Short Futures Contracts	Short Futures Notional Value	Swap Agreements Notional Value**	Swaptions Notional Value**
Global Atlantic American Funds® Managed Risk Portfolio	-	$-	14	$2,305,696	$-	$-
Global Atlantic Balanced Managed Risk Portfolio	-	-	7	1,351,894	-	-
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	18	3,512,701	-	-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	28	5,448,355	47	7,914,656	1,985,833	4,732,778
Global Atlantic Moderate Managed Risk Portfolio	-	-	13	2,692,373	-	-
Global Atlantic Moderately Aggressive Managed Risk Portfolio	-	-	67	14,167,789	-	-
Global Atlantic Select Advisor Managed Risk Portfolio	-	-	11	1,927,814	-	-
Global Atlantic Wellington Research Managed Risk Portfolio	7	904,408	38	9,618,449	-	-

*  Amounts disclosed represent average month-end number of contracts or notional amounts held for the fiscal year ended December 31, 2025, which is indicative volume for these derivative types.

**  Based on absolute values.

Short Sales – A Portfolio may make short sales of securities: (i) to offset potential declines in long positions in similar securities; (ii) to increase the flexibility of the Portfolio; (iii) for investment return; (iv) as part of a risk arbitrage strategy; and (v) as part of its overall portfolio management strategies involving the use of derivative instruments. A short sale is a transaction in which a Portfolio sells a security it does not own or have the right to acquire (or that it owns but does not wish to deliver) in anticipation that the market price of that security will decline.

When a Portfolio makes a short sale, the broker-dealer through which the short sale is made must borrow the security sold short and deliver it to the party purchasing the security. The Portfolio is required to make a margin deposit in connection with such short sales; the Portfolio may have to pay a fee to borrow particular securities and will often be obligated to pay over any dividends and accrued interest on borrowed securities.

If the price of the security sold short increases between the time of the short sale and the time a Portfolio covers its short position, the Portfolio will incur a loss; conversely, if the price declines, the Portfolio will realize a capital gain. Any gain will be decreased, and any loss increased, by the transaction costs described above. The successful use of short selling may be adversely affected by imperfect correlation between movements in the price of the security sold short and the securities being hedged.

To the extent a Portfolio sells securities short, it will provide collateral to the broker-dealer. A Portfolio does not intend to enter into short sales (other than short sales "against the box") if immediately after such sales the aggregate value of all collateral exceeds 10% of the value of the Portfolio's net assets. This percentage may be varied by action of the Board. A short sale is "against the box" to the extent the Portfolio contemporaneously owns or has the right to obtain at no added cost, securities identical to those sold short.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

As of December 31, 2025, the Portfolios did not hold any short sales of securities.

When-Issued and Delayed-Delivery Transactions – The Portfolios may engage in when-issued or delayed-delivery transactions. The Portfolios record when-issued securities on the trade date. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.

Real Estate Investment Trusts – Certain Portfolios may invest in real estate investment trusts ("REITs"). REITs are pooled investment vehicles that own, and typically operate, income-producing real estate. If a REIT meets certain requirements, including distributing to shareholders substantially all of its taxable income (other than net capital gains), then it is not taxed on the income distributed to shareholders. REITs are subject to management fees and other expenses, and so a Portfolio that invests in REITs will bear its proportionate share of the costs of the REITs' operations. Along with the risks common to different types of real estate-related securities, such as loss to casualty or condemnation, increases in property taxes and operating expenses, zoning law amendments, changes in interest rates, overbuilding and increased competition, variations in market value and possible environmental liabilities, REITs involve additional risk factors. These include poor performance by the REIT's manager, changes to tax laws, and failure by the REIT to qualify for tax free distribution of income or exemption under the 1940 Act. In addition, REITs are not diversified and are heavily dependent on cash flow.

Distributions from a Portfolio's investments in REITs may be characterized as ordinary income, a net capital gain or a return of capital. The Portfolios record distributions that represent a net capital gain as a realized gain and distributions that represent a return of capital as a reduction of the cost of investment. REITs report information on the source of their distributions annually in the following calendar year. As a result, a Portfolio may estimate the source of REIT distributions for accounting purposes and make adjustments when the actual source information is reported by the REIT. These estimates are based on the most recent REIT distribution information available.

Mortgage Dollar Roll Transactions – A mortgage dollar roll transaction involves a sale by a Portfolio of mortgage related securities that it holds with an agreement by the Portfolio to repurchase similar securities at an agreed upon price and date. The securities purchased will bear the same interest rate as those sold, but generally will be collateralized by pools of mortgages with different prepayment histories than those securities sold. The Portfolios account for mortgage dollar rolls as purchases and sales transactions.

Expenses – Expenses of the Trust that are directly identifiable to a specific Portfolio are charged to that Portfolio. Expenses, which are not readily identifiable to a specific Portfolio, are allocated in such a manner as deemed equitable, taking into consideration the nature and type of expense and the relative sizes of the Portfolios in the Trust.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Portfolios enter into contracts that contain a variety of representations and warranties and which provide general indemnities. Each Portfolio's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Portfolios that have not yet occurred. However, the Portfolios expect the risk of loss due to these warranties and indemnities to be remote.

3.  INVESTMENT TRANSACTIONS

For the year ended December 31, 2025, cost of purchases and proceeds from sales of portfolio securities, other than short-term investments, were as follows:

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic American Funds® Managed Risk Portfolio	$30,870,121	$-	$49,286,992	$-
Global Atlantic Balanced Managed Risk Portfolio	20,997,668	-	34,109,574	-

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

	Purchases (Excluding U.S. Government Securities)	Purchases U.S. Government Securities	Sales (Excluding U.S. Government Securities)	Sales U.S. Government Securities
Global Atlantic BlackRock Selects Managed Risk Portfolio	$110,864,230	$-	$137,258,593	$-
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	27,883,159	87,661,272	54,146,083	92,144,790
Global Atlantic Moderate Managed Risk Portfolio	24,968,443	-	42,500,091	-
Global Atlantic Moderately Aggressive Managed Risk Portfolio	77,664,681	-	134,628,233	-
Global Atlantic Select Advisor Managed Risk Portfolio	22,738,509	-	31,740,891	-
Global Atlantic Wellington Research Managed Risk Portfolio	176,303,139	126,627,651	224,434,194	138,393,350

During the year ended December 31, 2025, the Global Atlantic Wellington Research Managed Risk Portfolio purchased securities from Funds affiliated with the Fund's Investment Sub-Adviser, Wellington Management Company LLP. This transaction complied with Rule 17a-7 under the 1940 Act. The details of the transaction was as follows:

Purchasing Fund	Net Cost
Global Atlantic Wellington Research Managed Risk Portfolio	$24,756

During the year ended December 31, 2025, the Global Atlantic Wellington Research Managed Risk Portfolio sold securities that were executed with an affiliated broker. The commissions paid to the broker to execute these transactions were usual and customary and these transactions complied with Rule 17e-1 under the 1940 Act. The details of these transactions were as follows:

Security Name	Trade Date	Settle Date	Transaction	Quantity	Price	Commission	Proceeds/ (Cost)
Standardaero, Inc	2/5/2025	2/6/2025	Sell	1,211	$27.58	$24	$33,375
Standardaero, Inc	2/7/2025	2/10/2025	Sell	648	27.4	13	17,741
Modine Mfg Co.	9/15/2025	9/16/2025	Sell	100	153.23	2	15,321
Wells Fargo & Co.	10/15/2025	10/16/2025	Buy	3,400	86.42	68	(293,898)

4.  AGREEMENTS AND TRANSACTIONS WITH RELATED PARTIES

The Adviser serves as the Portfolios' investment adviser. The Adviser has engaged the following sub-advisers for the Portfolios:

Portfolio	Sub-Adviser
Global Atlantic American Funds® Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Balanced Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic BlackRock Selects Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	Franklin Advisers, Inc. Milliman Financial Risk Management, LLC
Global Atlantic Moderate Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Portfolio	Sub-Adviser
Global Atlantic Moderately Aggressive Managed Risk Portfolio	BlackRock Investment Management, LLC Milliman Financial Risk Management, LLC
Global Atlantic Select Advisor Managed Risk Portfolio	Wilshire Advisors LLC Milliman Financial Risk Management, LLC
Global Atlantic Wellington Research Managed Risk Portfolio	Wellington Management Company LLP Milliman Financial Risk Management, LLC

The Bank of New York Mellon serves as the Administrator, Fund Accountant and Custodian for the Portfolios and BNY Mellon Investment Servicing (US) Inc. (together with The Bank of New York Mellon, "BNYM") serves as the Transfer Agent for the Portfolios.

Pursuant to an investment advisory agreement between the Trust, on behalf of the Portfolios and the Adviser (the "Advisory Agreement"), the Adviser, under the oversight of the Board, directs the daily investment operations of the Portfolios and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Adviser, the Portfolios pay the Adviser an advisory fee, computed on average daily net assets and accrued daily and paid monthly.

The following chart details the annual advisory fee for each Portfolio for the year ended December 31, 2025.

Portfolio	Advisory Fee*
Global Atlantic American Funds® Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Balanced Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion
Global Atlantic Moderate Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Moderately Aggressive Managed Risk Portfolio	0.550% on first $500 million
0.525% on next $500 million
0.500% over $1 billion
Global Atlantic Select Advisor Managed Risk Portfolio	0.900% on first $500 million
0.875% on next $500 million
0.850% over $1 billion
Global Atlantic Wellington Research Managed Risk Portfolio	0.850% on first $500 million
0.825% on next $500 million
0.800% over $1 billion

*  Calculated daily based on the average daily net assets.

During the year ended December 31, 2025, with respect to each Portfolio, the Adviser contractually agreed to waive its fees and to reimburse expenses, at least until the expiration dates listed below, to ensure that total annual portfolio operating expenses after fee waiver and/or reimbursement (exclusive of any front-end or contingent deferred loads, brokerage fees and commissions, acquired fund fees and expenses, borrowing costs (such as interest and dividend expense on securities sold short), taxes and extraordinary expenses, such as litigation) will not exceed the average daily net asset percentages

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

attributable to the Portfolio's shares listed below ("Waiver Agreements"). The expense reimbursement is subject to possible recoupment from the Portfolio in future years on a rolling three-year basis (within the three years after the fees have been waived or reimbursed) if such recoupment, after giving effect to the recoupment amount, can be achieved within the lesser of the expense limits listed below and any expense limits applicable at the time of recoupment. The agreements may be terminated only by the Board, on 60 days' written notice to the Adviser.

Portfolio	Operating Expense Limitation	Expiration Date
Global Atlantic American Funds® Managed Risk Portfolio	0.87%	May 1, 2026
Global Atlantic Balanced Managed Risk Portfolio	0.92%	May 1, 2026
Global Atlantic BlackRock Selects Managed Risk Portfolio	0.94%	May 1, 2026
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	1.19%	May 1, 2026
Global Atlantic Moderate Managed Risk Portfolio	0.92%	May 1, 2026
Global Atlantic Moderately Aggressive Managed Risk Portfolio	0.88%	May 1, 2026
Global Atlantic Select Advisor Managed Risk Portfolio	0.64%	May 1, 2026
Global Atlantic Wellington Research Managed Risk Portfolio	1.19%	May 1, 2026

In addition, the Adviser has agreed to waive 0.40% of its fees for Global Atlantic American Funds® Managed Risk Portfolio and Global Atlantic Select Advisor Managed Risk Portfolio for as long as each Portfolio relies primarily on investments in underlying funds to achieve its principal investment strategy. These waivers are not subject to recoupment.

The Adviser or its affiliates may receive compensation from managers of underlying funds in which the Global Atlantic Select Advisor Managed Risk Portfolio invests. This compensation may create a conflict of interest for the Adviser in the selection of underlying funds for investment by the Portfolio. However, the Adviser will voluntarily reduce the amount of its compensation under its Advisory Agreement with the Portfolio by the amount of the compensation received from managers of underlying funds. The minimum amount of this waiver, until at least May 1, 2026, for the Portfolio is 0.14% and is based on estimated amounts expected to be received during the current fiscal year. The actual amount of each waiver may be higher to the extent the payments exceed the Adviser's estimates, but it will not be lower. These waivers are not subject to recoupment by the Adviser. The waivers may be terminated only by the Portfolio's Board of Trustees, on 60 days' written notice to the Adviser.

For the year ended December 31, 2025, the Adviser waived, reimbursed, or recaptured fees as follows:

	Investment Advisory Fee Waiver	Investment Advisory Fee Reimbursed	Investment Advisory Fee Recaptured	Total
Global Atlantic American Funds® Managed Risk Portfolio	$(603,298)	$-	$-	$(603,298)
Global Atlantic Balanced Managed Risk Portfolio	(24,370)	-	-	(24,370)
Global Atlantic BlackRock Selects Managed Risk Portfolio	(14,501)	-	-	(14,501)
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	(120,962)	-	-	(120,962)
Global Atlantic Moderate Managed Risk Portfolio	(28,710)	-	-	(28,710)
Global Atlantic Moderately Aggressive Managed Risk Portfolio	(170,112)	-	-	(170,112)
Global Atlantic Select Advisor Managed Risk Portfolio	(429,373)	-	-	(429,373)
Global Atlantic Wellington Research Managed Risk Portfolio	(204,573)	-	-	(204,573)

If the Adviser waives any fee or reimburses any expense pursuant to the Waiver Agreements, and the Portfolio's operating expenses are subsequently less than the expense limitation, the Adviser shall be entitled to reimbursement by the Portfolio for such waived fees or reimbursed expenses provided that such reimbursement does not cause the Portfolio's expenses to exceed the amount of the expense limitation. If Portfolio operating expenses subsequently exceed the expense limitation, the reimbursements shall be suspended.

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

The Adviser may recapture the following amounts by the following dates:

	December 31, 2026	December 31, 2027	December 31, 2028
Global Atlantic American Funds® Managed Risk Portfolio	$-	$1,577	$39,066
Global Atlantic Balanced Managed Risk Portfolio	385	3,167	24,370
Global Atlantic BlackRock Selects Managed Risk Portfolio	-	-	14,501
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	82,060	73,812	120,962
Global Atlantic Moderate Managed Risk Portfolio	-	2,903	28,710
Global Atlantic Moderately Aggressive Managed Risk Portfolio	116,741	120,900	170,112
Global Atlantic Select Advisor Managed Risk Portfolio	25,457	26,086	43,921
Global Atlantic Wellington Research Managed Risk Portfolio	142,076	136,871	204,573

The Trust, on behalf of the Portfolios, has adopted a distribution and shareholder servicing plan (the "Plan") pursuant to Rule 12b-1 under the 1940 Act for Class II shares. The fee charged under the Plan is calculated at an annual rate of 0.25% of the average daily net assets attributable to each Portfolio's Class II shares and, for the year ended December 31, 2025, was paid to Global Atlantic Distributors, LLC ("GAD") to provide compensation for ongoing distribution-related activities or services and/or maintenance of the Portfolios' shareholder accounts, not otherwise required to be provided by the Adviser. GAD is an affiliate of the Adviser.

For the year ended December 31, 2025, the Portfolios expensed the following distribution fees:

Fees Paid
Global Atlantic American Funds® Managed Risk Portfolio	$352,645
Global Atlantic Balanced Managed Risk Portfolio	168,656
Global Atlantic BlackRock Selects Managed Risk Portfolio	345,342
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	407,118
Global Atlantic Moderate Managed Risk Portfolio	209,426
Global Atlantic Moderately Aggressive Managed Risk Portfolio	636,789
Global Atlantic Select Advisor Managed Risk Portfolio	162,394
Global Atlantic Wellington Research Managed Risk Portfolio	711,316

For the year ended December 31, 2025, the Trustees received fees in the amounts as follows:

Fees Received
Global Atlantic American Funds® Managed Risk Portfolio	$23,941
Global Atlantic Balanced Managed Risk Portfolio	11,562
Global Atlantic BlackRock Selects Managed Risk Portfolio	23,732
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	28,074
Global Atlantic Moderate Managed Risk Portfolio	14,402
Global Atlantic Moderately Aggressive Managed Risk Portfolio	43,891
Global Atlantic Select Advisor Managed Risk Portfolio	11,127
Global Atlantic Wellington Research Managed Risk Portfolio	48,859

Foreside Fund Officer Services, LLC ("Foreside", d/b/a ACA Group) provides compliance and financial control services for the Portfolios pursuant to a written agreement with the Trust, on behalf of the Portfolios, including providing the Principal Financial Officer / Principal Accounting Officer to the Portfolios. The Portfolios pay Foreside an annual basis-point fee based on the Portfolio's daily net assets, subject to a fee minimum, and reimburses for certain expenses incurred on behalf of the Portfolios. Total fees paid to Foreside pursuant to these agreements are reflected as "Regulatory and Compliance" fees on the Statement of Operations.

5.  CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a Portfolio creates a presumption of the control of the Portfolio, under section 2(a)(9) of the 1940 Act. As of December 31, 2025, Forethought

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

Life Insurance Company Separate Account A owned 100% of the voting securities of each Portfolio. The Trust has no knowledge as to whether all or any portion of the shares owned of record are also owned beneficially.

Shareholder Concentration Risk – FLIC, certain accounts or the Adviser's affiliates may from time to time own (beneficially or of record) or control a significant percentage of a Portfolio's shares. Redemptions by these entities of their holdings in a Portfolio may impact the Portfolio's liquidity and NAV. These redemptions may also force a Portfolio to sell securities.

6.  AGGREGATE UNREALIZED APPRECIATION AND DEPRECIATION – TAX BASIS

As of December 31, 2025, the aggregate cost of investments for federal income tax purposes, the gross unrealized appreciation and depreciation and the aggregated net unrealized appreciation (depreciation) on investments, inclusive of forward sales contracts, derivatives and straddle deferrals, were as follows:

	Tax Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation/ (Depreciation)
Global Atlantic American Funds® Managed Risk Portfolio	$114,882,430	$31,895,844	$(8,154,983)	$23,740,861
Global Atlantic Balanced Managed Risk Portfolio	50,447,331	16,084,934	(1,678,731)	14,406,203
Global Atlantic BlackRock Selects Managed Risk Portfolio	114,454,351	20,045,943	(2,067,665)	17,978,278
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	104,196,823	60,362,032	(2,123,804)	58,238,228
Global Atlantic Moderate Managed Risk Portfolio	58,120,787	25,338,621	(1,792,232)	23,546,389
Global Atlantic Moderately Aggressive Managed Risk Portfolio	153,878,512	96,994,048	(2,603,701)	94,390,347
Global Atlantic Select Advisor Managed Risk Portfolio	50,499,482	13,549,999	(1,138,994)	12,411,005
Global Atlantic Wellington Research Managed Risk Portfolio	204,703,170	77,930,980	(6,395,540)	71,535,440

7.  DISTRIBUTIONS TO SHAREHOLDERS AND TAX COMPONENTS OF CAPITAL

The tax character of fund distributions paid for the years ended December 31, 2025 and 2024 were as follows:

For fiscal year ended 12/31/2025	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,750,667	$5,900,395	$8,651,062
Global Atlantic Balanced Managed Risk Portfolio	1,483,977	195,660	1,679,637
Global Atlantic BlackRock Selects Managed Risk Portfolio	4,246,278	8,704,244	12,950,522
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	2,650,192	25,164,286	27,814,478
Global Atlantic Moderate Managed Risk Portfolio	3,341,387	7,223,308	10,564,695
Global Atlantic Moderately Aggressive Managed Risk Portfolio	8,518,997	27,035,479	35,554,476
Global Atlantic Select Advisor Managed Risk Portfolio	1,511,594	4,963,579	6,475,173
Global Atlantic Wellington Research Managed Risk Portfolio	10,320,011	36,188,851	46,508,862
For fiscal year ended 12/31/2024	Ordinary Income	Long-Term Capital Gains	Total
Global Atlantic American Funds® Managed Risk Portfolio	$2,689,473	$-	$2,689,473
Global Atlantic Balanced Managed Risk Portfolio	1,595,811	-	1,595,811
Global Atlantic BlackRock Selects Managed Risk Portfolio	2,789,968	-	2,789,968
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	3,042,428	9,266,298	12,308,726
Global Atlantic Moderate Managed Risk Portfolio	1,558,717	824,182	2,382,899
Global Atlantic Moderately Aggressive Managed Risk Portfolio	3,961,817	5,381,020	9,342,837
Global Atlantic Select Advisor Managed Risk Portfolio	1,170,792	-	1,170,792
Global Atlantic Wellington Research Managed Risk Portfolio	3,815,420	9,276,626	13,092,046

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

As of December 31, 2025, the components of accumulated earnings/(deficit) on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Capital Gains	Post-October Loss and Late Year Loss	Capital Loss Carryforward	Unrealized Appreciation/ (Depreciation)	Total Accumulated Earnings/ (Defecits)
Global Atlantic American Funds® Managed Risk Portfolio	$2,673,530	$3,042,753	$-	$-	$23,740,861	$29,457,144
Global Atlantic Balanced Managed Risk Portfolio	1,305,219	2,877,384	-	-	14,406,203	18,588,806
Global Atlantic BlackRock Selects Managed Risk Portfolio	4,404,526	4,087,101	-	-	17,978,278	26,469,905
Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio	2,149,467	11,996,498	-	-	58,238,228	72,384,193
Global Atlantic Moderate Managed Risk Portfolio	1,293,673	5,199,676	-	-	23,546,389	30,039,738
Global Atlantic Moderately Aggressive Managed Risk Portfolio	2,928,955	23,214,636	-	-	94,390,347	120,533,938
Global Atlantic Select Advisor Managed Risk Portfolio	1,010,546	4,304,802	-	-	12,411,005	17,726,353
Global Atlantic Wellington Research Managed Risk Portfolio	3,672,757	14,980,139	-	-	71,535,440	90,188,336

The difference between book basis and tax basis unrealized appreciation (depreciation), undistributed ordinary income (loss) and accumulated net realized gain (loss) from investments is primarily attributable to the tax deferral of losses on wash sales, the mark-to-market on passive foreign investment companies, open 1256 options and futures contracts, and swaps. The unrealized appreciation (depreciation) in the table above includes unrealized forward sales contracts gains (losses) and unrealized derivative gains (losses) in the amount of $(22,385) and $(11,248) for Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio, respectively.

8.  OPERATING SEGMENTS

The Portfolios follow FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures ("ASU 2023-07"). Adoption of the new standard impacted financial statement disclosures only and did not affect the Portfolios' financial position or their results of operations. The intent of ASU 2023-07 is, through improved segment disclosures, to enable investors to better understand an entity's overall performance and to assess its potential future cash flows. The President of the Trust acts as the Portfolios' chief operating decision maker ("CODM") assessing performance and making decisions about resource allocation. The CODM has determined that each Portfolio has a single operating segment based on the fact that the CODM monitors the operating results of each Portfolio as a whole and the Portfolios' long-term strategic asset allocation is pre-determined in accordance with the terms of their respective prospectus, based on a defined investment strategy which is executed by the Portfolios' portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented in each Portfolio's Portfolio of Investments, Statements of Changes in Net Assets and Financial Highlights.

9.  NEW ACCOUNTING PRONOUNCEMENT

In December 2023, the FASB issued Accounting Standards Update 2023-09 ("ASU 2023-09"), Income Taxes ("Topic 740") Improvements to Income Tax Disclosures, which amends quantitative and qualitative income tax disclosure requirements in order to increase disclosure consistency, bifurcate income tax information by jurisdiction and remove information that is no longer beneficial. ASU 2023-09 is effective for annual periods beginning after December 15, 2024. Management evaluated this ASU and has concluded that there will not be any impact on the Portfolios' financial statements.

10.  OTHER RISKS

The Portfolios' risks include, but are not limited to, the following:

Credit Risk – There is a risk that security issuers will not make interest and/or principal payments on their securities. In addition, the credit quality of securities may be lowered if an issuer's financial condition changes. Lower credit quality will

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

lead to greater volatility in the price of a security and in shares of a Portfolio. Lower credit quality also will affect liquidity and make it difficult to sell the security. This means that, compared to issuers of higher rated securities, issuers of lower rated securities are less likely to have the capacity to pay interest and repay principal when due in the event of adverse business, financial or economic conditions and/or may be in default or not current in the payment of interest or principal. Default, or the perception (whether by market participants, rating agencies, pricing services or otherwise) that an issuer is likely to default, tends to reduce the value and liquidity of fixed income securities, thereby reducing the value of your investment in Portfolio shares. In addition, default may cause a Portfolio to directly or indirectly incur expenses in seeking recovery of principal or interest.

A Portfolio could lose money on a debt security if an issuer or borrower is unable or fails to meet its obligations, including failing to make interest payments and/or to repay principal when due. Changes in an issuer's financial strength, the market's perception of the issuer's financial strength or in a security's credit rating, which reflects a third party's assessment of the credit risk presented by a particular issuer, may affect debt securities' value. A Portfolio may incur substantial losses on debt securities that are inaccurately perceived to present a different amount of credit risk by the market, the Sub-Adviser and/or Underlying Fund manager, as applicable, or the rating agencies than such securities actually do. These risks are heightened in market environments where interest rates are rising.

Derivatives Risk – The use of derivatives is a highly specialized activity that involves investment techniques and risks different from those associated with investments in more traditional securities and instruments. The use of derivatives may increase costs, reduce a Portfolio's returns and/or increase volatility. Volatility is defined as the characteristic of a security, an index or a market to fluctuate significantly in price within a short time period. Many types of derivatives are also subject to counterparty risk, which is the risk that the other party in the transaction will not fulfill its contractual obligation. A risk of a Portfolio's use of derivatives is that the fluctuations in their values may not correlate perfectly with, and may be more sensitive to market events than, the overall securities markets. The possible lack of a liquid secondary market for derivatives and the resulting inability to sell or otherwise close-out a derivatives position at an advantageous time or price could expose a Portfolio to losses and could make derivatives more difficult to value accurately. Derivatives typically give rise to a form of leverage and may expose a Portfolio to greater risk and increase its costs. The Dodd-Frank Wall Street Reform and Consumer Protection Act (the "Dodd-Frank Act") and related regulatory developments require the clearing and exchange-trading of many standardized OTC derivative instruments deemed to be "swaps." The Commodity Futures Trading Commission ("CFTC") has implemented mandatory exchange-trading and clearing requirements under the Dodd-Frank Act and the CFTC continues to approve contracts for central clearing. Uncleared swaps are subject to margin requirements that are being implemented on a phase-in basis.

Exchange-Traded Funds Risk – The Portfolios may invest in ETFs. Investments in underlying ETFs typically present the same risks as investments in conventional Underlying Funds. In addition, disruptions to the creations and redemptions process through which market makers directly purchase and sell ETF shares, the existence of extreme market volatility or potential lack of an active trading market, or changes in the liquidity of the market for an ETF's underlying portfolio holdings, may result in the ETF's shares trading at significantly above (at a premium to) or below (at a discount to) net asset value, which may result in a Portfolio paying significantly more or receiving significantly less for ETF shares than the value of the relevant ETF's underlying holdings. An ETF's shares could also trade at a premium or discount to net asset value when an ETF's underlying securities trade on a foreign exchange that is closed when the securities exchange on which the ETF trades is open. The current price of the ETF's underlying securities and the last quoted price for the underlying security are likely to deviate in such circumstances. There can be no assurance that an active trading market for an ETF's shares will develop or be maintained. Trading may be halted, for example, due to market conditions. Because the value of ETF shares depends on the demand in the market, a Portfolio's holdings may not be able to be liquidated at the most optimal time, adversely affecting performance.

There can be no assurance that an ETF's investment objectives will be achieved. Each ETF is subject to specific risks, depending on the nature of the ETF. These risks could include liquidity risk, sector risk, foreign and emerging market risk, as well as risks associated with real estate investments and natural resources. ETFs in which a Portfolio invests will not be able to replicate exactly the performance of the indices they track, if any, because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, ETFs in which a Portfolio invests will incur expenses not incurred by their applicable indices. Certain securities comprising the indices tracked by the ETFs may, from time to time, temporarily be unavailable, which may further impede the ETFs' ability to track their applicable

Global Atlantic Portfolios

Notes to Financial Statements (Continued)

December 31, 2025

indices. An investment in an ETF presents the risk that the ETF may no longer meet the listing requirements of any applicable exchanges on which the ETF is listed.

Market Risk – The market prices of securities may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic or political conditions, inflation, changes in interest rates or currency rates, limited dealer capacity, lack of liquidity in the markets or adverse investor sentiment. Each Portfolio has exposure to instruments that may be more volatile and carry more risk than some other forms of investment. Adverse market conditions may be prolonged and may not have the same impact on all types of securities. Market prices of securities also may go down due to events or conditions that affect particular sectors, industries or issuers. When market prices fall, the value of your investment will go down. Local, regional or global events such as war, military conflict, geopolitical disputes, acts of terrorism, the spread of infectious illness or other public health issues, natural disasters, recessions, inflation, rapid interest rate changes, supply chain disruptions, tariffs and other restrictions on trade, sanctions, increased government spending, social or political unrest or other events, or the threat or potential threat of one or more such events and developments, could also have a significant impact on a Portfolio and its investments. The market prices of securities may also be negatively impacted by trading activity and investor interest, including interest driven by factors unrelated to market conditions or financial performance. In these circumstances, the value of a Portfolio's investments, particularly any short positions or exposures, may fluctuate dramatically.

A Portfolio may experience a substantial or complete loss on any individual security.

Policy and legislative changes in the U.S. and abroad affect many aspects of financial regulation and may, in some cases, contribute to decreased liquidity and increased volatility in the financial markets. Economies and financial markets around the world are becoming increasingly interconnected. As a result, whether or not a Portfolio has exposure to securities of issuers located in or with significant exposure to countries experiencing economic and financial difficulties, the value and liquidity of the Portfolio's investments may be negatively affected.

In addition, market prices of securities in broad market segments may be adversely affected by a prominent issuer having experienced losses or by the lack of earnings or such an issuer's failure to meet the market's expectations with respect to new products or services, or even by factors wholly unrelated to the value or condition of the issuer, such as changes in interest rates. For example, adverse developments in the banking or financial services sector could impact companies operating in various sectors or industries and adversely impact Portfolio investments. An increase in interest rates or other adverse conditions (e.g., inflation/deflation, increased selling of fixed income investments across other pooled investment vehicles or accounts, changes in investor perception or changes in government intervention in the markets) may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain Portfolio investments, adversely affect values of portfolio holdings and increase a Portfolio's costs. If dealer capacity in fixed income markets is insufficient for market conditions, this has the potential to further inhibit liquidity and increase volatility in the fixed income markets.

11.  SUBSEQUENT EVENTS

The Portfolios evaluated subsequent events from December 31, 2025 through the date these financial statements were issued. There were no significant events that would have a material impact on the Portfolios' financial statements.

Report of Independent Registered Public Accounting Firm

To the Shareholders and Board of Trustees of
Forethought Variable Insurance Trust

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio (formerly Global Atlantic Franklin Dividend and Income Managed Risk Portfolio), Global Atlantic Moderate Managed Risk Portfolio (formerly Global Atlantic Moderate Growth Managed Risk Portfolio), Global Atlantic Moderately Aggressive Managed Risk Portfolio (formerly Global Atlantic Growth Managed Risk Portfolio), Global Atlantic Select Advisor Managed Risk Portfolio, and Global Atlantic Wellington Research Managed Risk Portfolio (the "Portfolios"), each a series of Forethought Variable Insurance Trust, as of December 31, 2025, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the three years in the period then ended, and the related notes (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Portfolios as of December 31, 2025, the results of their operations for the year then ended, the changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

The Portfolios' financial highlights for the years ended December 31, 2022, and prior, were audited by other auditors whose report dated February 23, 2023, expressed an unqualified opinion on those financial highlights.

Basis for Opinion

These financial statements are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on the Portfolios' financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) ("PCAOB") and are required to be independent with respect to the Portfolios in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the Portfolios' auditor since 2023.

COHEN & COMPANY, LTD.
Milwaukee, Wisconsin
February 25, 2026

Global Atlantic Portfolios

Supplemental Information

December 31, 2025 (Unaudited)

Approval of Renewal of Investment Advisory Agreement and Sub-Advisory Agreements for Global Atlantic American Funds® Managed Risk Portfolio, Global Atlantic Balanced Managed Risk Portfolio, Global Atlantic BlackRock Selects Managed Risk Portfolio, Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio, Global Atlantic Moderately Aggressive Managed Risk Portfolio, Global Atlantic Moderate Managed Risk Portfolio, Global Atlantic Select Advisor Managed Risk Portfolio and Global Atlantic Wellington Research Managed Risk Portfolio.

At an in-person meeting held on November 6, 2025, the Board of Trustees (the "Trustees" or the "Board") of Forethought Variable Insurance Trust (the "Trust"), including a majority of the Trustees who are not "interested persons" (the "Independent Trustees"), as that term is defined in the Investment Company Act of 1940, as amended (the "1940 Act"), considered the renewal of: (i) the existing investment advisory agreement between Global Atlantic Investment Advisors, LLC (the "Adviser") and the Trust, on behalf of each of Global Atlantic American Funds® Managed Risk Portfolio ("GA American"), Global Atlantic Balanced Managed Risk Portfolio ("GA Balanced"), Global Atlantic BlackRock Selects Managed Risk Portfolio ("GA BlackRock Selects"), Global Atlantic Franklin Tactical Allocation Managed Risk Portfolio ("GA Franklin"), Global Atlantic Moderately Aggressive Managed Risk Portfolio ("GA Moderately Aggressive"), Global Atlantic Moderate Managed Risk Portfolio ("GA Moderate"), Global Atlantic Select Advisor Managed Risk Portfolio ("GA Select Advisor") and Global Atlantic Wellington Research Managed Risk Portfolio ("GA Wellington") (each a "Portfolio" and collectively the "Portfolios") (the "Advisory Agreement"); (ii) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA Balanced, GA BlackRock Selects, GA Moderately Aggressive and GA Moderate, and BlackRock Investment Management, LLC ("BIM"); (iii) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA Franklin, and Franklin Advisers, Inc. ("Franklin"); (iv) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA American, GA Balanced, GA BlackRock Selects, GA Franklin, GA Moderately Aggressive, GA Moderate, GA Select Advisor and GA Wellington, and Milliman Financial Risk Management LLC ("Milliman"); (v) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA Wellington, and Wellington Management Company LLP ("Wellington"); and (vi) the existing sub-advisory agreement between the Adviser, the Trust, on behalf of GA American and GA Select Advisor, and Wilshire Advisors LLC ("Wilshire" and together with BIM, Franklin, Milliman and Wellington the "Sub-Advisers") (collectively the sub-advisory agreements listed in items (ii) through (vi) above, the "Sub-Advisory Agreements").

To discuss and review the materials relating to the proposed renewal of the Advisory Agreement and Sub-Advisory Agreements (collectively, the "Agreements") in advance of the November 6, 2025 meeting, the Independent Trustees met via videoconference on October 29, 2025 with independent counsel to the Independent Trustees ("Independent Counsel") and with representatives of the Adviser in attendance and counsel to the Trust ("Trust Counsel").

Prior to the meetings, the Trustees requested, received and reviewed written responses from the Adviser and the Sub-Advisers to questions posed to the Adviser and the Sub-Advisers by counsel, on behalf of the Trustees. Following the meeting on October 29, 2025, the Independent Trustees requested additional information on certain items and the Adviser provided such information prior to the November 6, 2025 meeting. The Trustees also received a memorandum from Independent Counsel describing the legal standards for their consideration of the renewal of the Agreements. During the meetings, the Board and the Adviser discussed information relating to the Board's consideration of the Gartenberg factors with respect to each Portfolio including the nature, quality and extent of the services provided by the Adviser and each Sub-Adviser, the fees and expenses of each Portfolio, the performance of each Portfolio, whether each Portfolio and its shareholders had benefitted from any economies of scale and the profitability realized by the Adviser and each respective Sub-Adviser with respect to each Portfolio and the enterprise as a whole. The Trustees also reviewed information provided by the Adviser that displayed each Fund as it compared with its Peer Funds with respect to fees and expenses and performance. The Trustees received presentations concerning the services provided under the Agreements from personnel of the Adviser at the meetings. Prior to voting on the renewal of the Agreements at the November 6, 2025 meeting, the Independent Trustees met in executive session with Independent Counsel and Trust Counsel present.

The Trustees relied upon the advice of counsel and their own business judgment in determining the material factors to be considered in evaluating the Agreements and the weight to be given to each such factor. The conclusions reached by the Trustees were based on a comprehensive evaluation of all of the information provided and were not the result of any one factor. Moreover, each Trustee may have afforded different weight to the various factors in reaching his or her conclusions with respect to the Agreements.

Nature, Extent, and Quality of Services. The Trustees noted that they were generally satisfied with the nature, extent and quality of the services provided by the Adviser and Sub-Advisers.

Global Atlantic Portfolios

Supplemental Information (Continued)

December 31, 2025 (Unaudited)

Performance. The Trustees requested and reviewed information regarding the investment performance of the Portfolios over 1-year, 3-year and since inception periods as compared to their respective benchmark indices and peer groups. The Trustees noted that they were generally satisfied with the Adviser's and Sub-Advisers' investment performance.

Fees and Expenses. The Trustees reviewed the Portfolios' fees and expenses, including the fees paid to the Adviser and Sub-Advisers. The Trustees also reviewed the advisory fees and total expenses of each Portfolio as compared to the Portfolio's peer group and Morningstar category. The Trustees concluded that the advisory fee charged to each Portfolio and the sub-advisory fee paid by the Adviser to each Sub-Adviser, as applicable, were not unreasonable in light of the services provided to each respective Portfolio.

Profitability. The Trustees noted that, based on information received from the Adviser regarding a per Portfolio analysis of the profitability of each Portfolio to the Adviser, they: (i) concluded that the profitability levels for the Adviser were not excessive; and (ii) considered that the sub-advisory fees were negotiated by the Adviser at arm's length. The Trustees also noted that they would continue to monitor the Adviser's profitability in the future.

Economies of Scale. The Trustees concluded that they were satisfied with the extent to which economies of scale, if any, would be shared for the benefit of each Portfolio's shareholders. The Trustees also noted that they would continue to monitor each Portfolio's growth and consider any additional opportunities to realize benefits from economies of scale for shareholders in the future.

Other Benefits. The Trustees noted that they had considered other benefits to the Adviser or Sub-Advisers and their respective affiliates from their relationships with the applicable Portfolios and that they would continue to consider these benefits in connection with future annual renewals.

Conclusion. Having requested and received such information from the Adviser and Sub-Advisers as the Trustees believed to be reasonably necessary to evaluate the terms of the Agreements, and as assisted by the advice of counsel, the Trustees, including all of the Independent Trustees voting separately, unanimously concluded that renewing the Advisory Agreement and Sub-Advisory Agreements was in the best interests of each Portfolio and its shareholders. The Trustees noted that, in considering the Agreements, they did not identify any one factor as all important and each Trustee may have afforded different weight to the various factors.

PROXY VOTING POLICY

Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (1) on or through the Portfolios' website at https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/ and (2) on the U.S. Securities and Exchange Commission's website at http://www.sec.gov.

PORTFOLIO HOLDINGS

Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Each Portfolio's Form N-PORT is available: (i) on the SEC's website at http://www.sec.gov; and (ii) on the Portfolios' website at http://connect.rightprospectus.com/globalatlanticportfolios. Each Portfolio will post to https://globalatlantic.onlineprospectus.net/GlobalAtlantic/portfolios/, a complete list of its portfolio holdings as of the last calendar day of each month approximately 30 days following the end of the month. Each Portfolio's portfolio holdings will remain available on the website noted above at least until the next monthly update.

INVESTMENT ADVISER

Global Atlantic Investment Advisors, LLC
10 West Market Street, Suite 2300
Indianapolis, IN 46204

ADMINISTRATOR

The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286

INVESTMENT SUB-ADVISERS

BlackRock Investment Management, LLC
1 University Square Drive
Princeton, NJ 08540-6455

Franklin Advisers, Inc.
One Franklin Parkway
San Mateo, CA 94403

Wilshire Advisors LLC
1299 Ocean Avenue, Suite700
New York, NY 10282

Milliman Financial Risk Management, LLC
71 S. Wacker Drive, 31st Floor
Chicago, IL 60606

Wellington Management Company LLP
280 Congress Street
Boston, MA 02210

(b)	An open-end management investment company registered on Form N-1A [17 CFR 239.15A and 17 CFR 274.11A] must file the information required by Item 13 of Form N-1A.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

This information is disclosed as part of the financial statements included in Item 7 (a).

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 16. Controls and Procedures.

(a)	Based on an evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the registrant have concluded that the disclosure controls and procedures of the registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the registrant’s management, including the registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is filed herewith.

(a)(2)	Not applicable.

(a)(3)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) and Section 302 of the Sarbanes-Oxley Act of 2002 are filed herewith.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act (17 CFR 270.30a-2(b)) and Section 906 of the Sarbanes-Oxley Act of 2002 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Forethought Variable Insurance Trust

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	February 27, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Deborah Schunder
Deborah Schunder, President
(Principal Executive Officer)

Date:	February 27, 2026

By (Signature and Title)*	/s/ Trent Statczar
Trent Statczar, Treasurer
(Principal Financial Officer and Principal Accounting Officer)

Date:	February 27, 2026

* Print the name and title of each signing officer under his or her signature.